PROSPECTUS

[DIREXION FUNDS LOGO]

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

BULL FUNDS	BEAR FUNDS
Domestic Equity Index Funds
Total Market Bull 2.5X Fund	Total Market Bear 2.5X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund	Mid Cap Bear 2.5X Fund
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
Equity Income Bull 2.5X Fund	Equity Income Bear 2.5X Fund
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
Currency Funds
Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund
International Funds
Japan Bull 2X Fund	Japan Bear 2X Fund
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Latin America Bull 2X Fund	Latin America Bear 2X Fund
Specialty Funds
Real Estate Bull 2X Fund	Real Estate Bear 2X Fund (formerly Short Real Estate Fund)
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Commodity Bear 2X Fund
Biotech Bull 2X Fund	Biotech Bear 2X Fund
Oil & Gas Bull 2X Fund	Oil & Gas Bear 2X Fund
Precious Metals Bull 2X Fund	Precious Metals Bear 2X Fund
Healthcare Bull 2X Fund	Healthcare Bear 2X Fund
Financial Bull 2X Fund	Financial Bear 2X Fund
Fixed Income Funds
10 Year Note Bull 2.5X Fund Dynamic HY Bond Fund	10 Year Note Bear 2.5X Fund HY Bear Fund
U.S. Government Money Market Fund

A significant portion of each Fund’s assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” or “market timing” strategies.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Direxion Funds (the “Trust”) has not authorized the use of this Prospectus in any state or jurisdiction in which such an offering may not legally be made.

August 28, 2007

OVERVIEW	1

INVESTMENT TECHNIQUES AND POLICIES	2

PRINCIPAL RISKS	4

DOMESTIC EQUITY INDEX FUNDS	8

Total Market Bull 2.5X Fund	8
Total Market Bear 2.5X Fund	8
S&P 500® Bear 1X Fund	10
S&P 500® Bull 2.5X Fund	10
S&P 500® Bear 2.5X Fund	10
NASDAQ-100® Bull 1.25X Fund	12
NASDAQ-100® Bull 2.5X Fund	12
NASDAQ-100® Bear 2.5X Fund	12
Dow 30SM Bull 1.25X Fund	14
Mid Cap Bull 2.5X Fund	16
Mid Cap Bear 2.5X Fund	16
Small Cap Bull 2.5X Fund	17
Small Cap Bear 2.5X Fund	17
Equity Income Bull 2.5X Fund	19
Equity Income Bear 2.5X Fund	19

CURRENCY FUNDS	20

Dollar Bull 2.5X Fund	20
Dollar Bear 2.5X Fund	20

INTERNATIONAL FUNDS	22

Japan Bull 2X Fund	22
Japan Bear 2X Fund	22
Emerging Markets Bull 2X Fund	23
Emerging Markets Bear 2X Fund	23
Developed Markets Bull 2X Fund	25
Developed Markets Bear 2X Fund	25
Latin America Bull 2X Fund	26
Latin America Bear 2X Fund	26

SPECIALTY FUNDS	28

Real Estate Bull 2X Fund	28
Real Estate Bear 2X Fund	28
Commodity Bull 2X Fund	29
Commodity Bear 2X Fund	29
Biotech Bull 2X Fund	31
Biotech Bear 2X Fund	31
Oil & Gas Bull 2X Fund	32
Oil & Gas Bear 2X Fund	32
Precious Metals Bull 2X Fund	33
Precious Metals Bear 2X Fund	33
Healthcare Bull 2X Fund	34
Healthcare Bear 2X Fund	34
Financial Bull 2X Fund	36
Financial Bear 2X Fund	36

FIXED INCOME FUNDS	37

10 Year Note Bull 2.5X Fund	37
10 Year Note Bear 2.5X Fund	37
Dynamic HY Bond Fund	39
HY Bear Fund	39

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U.S. GOVERNMENT MONEY MARKET FUND	41

ABOUT YOUR INVESTMENT	43

Share Price of the Funds	43
Rule 12b-1 Fees	44
Shareholder Services Guide	44

ACCOUNT AND TRANSACTION POLICIES	46

MANAGEMENT OF THE FUNDS	48

PORTFOLIO HOLDINGS	49

DISTRIBUTIONS AND TAXES	49

FINANCIAL HIGHLIGHTS	51

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE FUNDS	Back Cover

ii

OVERVIEW

This prospectus relates to shares of the funds noted below (which are sometimes referred to in this Prospectus as a “Fund” and, collectively, as the “Funds”) of the Direxion Funds (formerly, the Potomac Funds). This Prospectus relates to the Investor Class Shares of all Funds and the Service Class Shares of all Funds, except the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Dynamic HY Bond Fund and HY Bear Fund which are not currently offered in the Service Class. Except for the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund, the Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. Except for the HY Bear Fund, which is discussed separately below, the Funds with the word or “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark. For instance, the benchmark for the Total Market Bull 2.5X Fund is 250% of the daily price performance of the MSCI® US Broad Market Index, while the benchmark for the Total Market Bear 2.5X Fund is 250% of the inverse, or opposite, of the daily price performance of the MSCI® US Broad Market Index. If, on a given day, the MSCI® US Broad Market Index gains 1%, the Total Market Bull 2.5X Fund is designed to gain approximately 2.5% (which is equal to 250% of 1%), while the Total Market Bear 2.5X Fund is designed to lose approximately 2.5%. Conversely, if the MSCI® US Broad Market Index loses 1% on a given day, the Total Market Bull 2.5X Fund is designed to lose approximately 2.5%, while the Total Market Bear 2.5X Fund is designed to gain approximately 2.5%.

Fund	Index or Benchmark	Daily Target
Total Market Bull 2.5X Fund	MSCI® US Broad Market	250%
Total Market Bear 2.5X Fund		-250%
S&P 500® Bull 2.5X Fund	S&P 500®	250%
S&P 500® Bear 2.5X Fund		-250%
S&P 500® Bear 1X Fund (formerly U.S./Short Fund)		-100%
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100®	250%
NASDAQ-100® Bear 2.5X Fund		-250%
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)		125%
Mid Cap Bull 2.5X Fund	S&P® MidCap 400	250%
Mid Cap Bear 2.5X Fund		-250%
Small Cap Bull 2.5X Fund	Russell 2000®	250%
Small Cap Bear 2.5X Fund		-250%
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Dow Jones Industrial Average®	125%
Equity Income Bull 2.5X Fund	Dow Jones Select DividendSM	250%
Equity Income Bear 2.5X Fund		-250%
Dollar Bull 2.5X Fund	U.S. Dollar®	250%
Dollar Bear 2.5X Fund		-250%
Japan Bull 2X Fund	Nikkei® 225	200%
Japan Bear 2X Fund		-200%
Emerging Markets Bull 2X Fund	MSCI Emerging MarketsSM	200%
Emerging Markets Bear 2X Fund		-200%
Developed Markets Bull 2X Fund	MSCI EAFE®	200%
Developed Market Bear 2X Fund		-200%
Latin America Bull 2X Fund	S&P® Latin America 40	200%
Latin America Bear 2X Fund		-200%
Real Estate Bull 2X Fund	Dow Jones U.S. Real Estate	200%
Real Estate Bear 2X Fund		-200%
Commodity Bull 2X Fund	Morgan Stanley® Commodity Related	200%
Commodity Bear 2X Fund		-200%
Biotech Bull 2X Fund	Biotech HOLDRs	200%
Biotech Bear 2X Fund		-200%
Oil & Gas Bull 2X Fund	Energy Select Sector	200%
Oil & Gas Bear 2X Fund		-200%
Precious Metals Bull 2X Fund	Dow Jones Precious Metals	200%
Precious Metals Bear 2X Fund		-200%
Healthcare Bull 2X Fund	Health Care Select Sector	200%
Healthcare Bear 2X Fund		-200%
Financial Bull 2X Fund	Financial Select Sector	200%
Financial Bear 2X Fund		-200%
10 Year Note Bull 2.5X Fund	10 Year Treasury Note	250%
10 Year Note Bear 2.5X Fund		-250%

1

To achieve these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, these Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Trust also offers the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund.

The U.S. Government Money Market Fund seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The term “bear” is used in the financial markets to describe a market which is declining in value. Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives.

Changes in Investment Objective. Except for the U.S. Government Money Market Fund, the NASDAQ-100® Bull 1.25X Fund and the S&P 500® Bear 1X Fund, each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees without shareholder approval. The investment objective of the U.S. Government Money Market Fund, the NASDAQ-100® Bull 1.25X Fund and the S&P 500® Bear 1X Fund is a fundamental policy and can only be changed with shareholder approval.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the daily returns of each Bull Fund’s index or benchmark. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the daily return of each Bear Fund’s index or benchmark. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.

2

Each Bull and Bear Fund invests significantly in exchange-traded funds (“ETFs”), futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. To generate a return consistent with a leveraged investment objective benchmark, a Fund will generally invest some portion of its net assets in financial instruments - such as futures or swaps - with implicit leverage.

Net flows into or out of a Fund and the impact of market movements determine whether the portfolio needs to be re-positioned. If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall. To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

Each Bull and Bear Fund is designed to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

Seeking daily leveraged investment results provides potential for greater gains and losses relative to benchmark performance. For instance, the S&P 500® Bull 2.5X Fund seeks to provide, before fees and expenses, 250% of the daily return of the S&P 500® Index. If the S&P 500® gains 2% on a given day, the S&P 500® Bull 2.5X Fund would be expected to gain about 5%.  Conversely, if the S&P 500® Index declines 2% on a given day, the S&P 500® Bull Fund would be expected to about lose 5%.

The Expected Daily Return of a Bull Fund. A Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark. Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges. For instance, the S&P 500® Bull 2.5X Fund seeks exposure to its benchmark in an amount equal to 250% of its assets, meaning it uses leveraged investment techniques to seek exposure to the S&P 500® in an amount equal to 150% of its net assets. In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the daily benchmark return multiplied by the Bull Fund’s daily target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses. For instance, if the S&P 500® returns 2% on a given day, the gross expected return of the S&P 500® Bull 2.5X Fund would be 5%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower.

The Expected Daily Return of a Bear Fund. A Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark.  To create the necessary exposure, a Bear Fund engages in short selling - borrowing and selling securities it does not own.  The money that a Bear Fund receives from short sales - the short sale proceeds - is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. If the S&P 500® declines 2% on a given day, the gross expected return for the Direxion S&P 500® Bear 2.5X Fund would be 5% and the net expected return, which factors in interest income and the impact of operating expenses, would be slightly higher.

3

The Expected Returns of Daily Leveraged Index Funds for Periods Longer Than a Day. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for the period. For instance, if the S&P 500® gains 10% during a year, the S&P 500® Bull 2.5X Fund should not be expected to provide a return of 25% for the year even if it meets its daily target throughout the year. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 250% or -250%) will not generally equal a Fund’s performance over that same period. The following example illustrates this point.

Mary is considering investments in two Funds, Fund A and Fund B. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks daily investment results (before fees and expenses) that correspond to 250% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%. On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.77%. In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain 12.5% on Day 1 (250% of 5%) but decline 11.90% on Day 2.

Day	Index Performance	250% of Index Performance	Value of Investment
			$100.00
1	5.00%	12.50%	$112.50
2	-4.76%	-11.90%	$99.11

Although the percentage decline is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount so the investment in Fund B has a loss even when the index value has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)

As you can see, an investment in Fund B has higher rewards and risks due to the effects of leverage and compounding.

Defensive Policy. It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its index or benchmark. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

PRINCIPAL RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.

4

	Market Timing Activity and High Portfolio Turnover	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk of Non-Diversification	Interest Rate Changes	Risks of Investing in Other Investment Companies and ETFs	Adverse Market Conditions	Risks of Shorting Instruments	Inverse Correlation Risk	Risks of Investing in Equity Securities
Total Market Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Total Market Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
S&P 500® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
S&P 500® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
S&P 500® Bear 1X Fund	X	X	X	X	X	X	X	X	X	X	X	X
NASDAQ-100® Bull 1.25X Fund	X	X	X	X	X	X	X	X	X			X
NASDAQ-100® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
NASDAQ-100® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Dow 30SM Bull 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Mid Cap Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Small Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Small Cap Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Equity Income Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Equity Income Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Dollar Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Dollar Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Japan Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Japan Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Emerging Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Emerging Markets Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Developed Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Developed Market Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Latin America Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Latin America Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Real Estate Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Real Estate Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Commodity Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Commodity Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Biotech Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Biotech Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Oil & Gas Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Oil & Gas Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Precious Metals Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Precious Metals Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Healthcare Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Healthcare Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Financial Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Financial Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
10 Year Note Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
10 Year Note Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Dynamic HY Bond Fund	X		X	X	X	X	X	X	X
HY Bear Fund	X		X	X	X	X	X	X	X	X
U.S. Government Money Market Fund							X

	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Credit Risk and Lower-Quality Debt Securities	Risks of Investing in Commodities	Risks of Investing in Real Estate Instruments	Risk of Investing in Technology Companies	Concentration Risk	Geographic Concentration Risk	Adviser’s Invest-ment Strategy
Total Market Bull 2.5X Fund				X	X
Total Market Bear 2.5X Fund				X	X
S&P 500® Bull 2.5X Fund					X
S&P 500® Bear 2.5X Fund					X
S&P 500® Bear 1X Fund					X
NASDAQ-100® Bull 1.25X Fund					X			X
NASDAQ-100® Bull 2.5X Fund					X			X
NASDAQ-100® Bear 2.5X Fund					X			X
Dow 30SM Bull 1.25X Fund					X			X
Mid Cap Bull 2.5X Fund				X	X
Mid Cap Bear 2.5X Fund				X	X
Small Cap Bull 2.5X Fund				X	X
Small Cap Bear 2.5X Fund				X	X
Equity Income Bull 2.5X Fund					X
Equity Income Bear 2.5X Fund					X
Dollar Bull 2.5X Fund	X	X	X		X
Dollar Bear 2.5X Fund	X	X	X		X
Japan Bull 2X Fund	X	X			X					X
Japan Bear 2X Fund	X	X			X					X
Emerging Markets Bull 2X Fund	X	X	X		X
Emerging Markets Bear 2X Fund	X	X	X		X
Developed Markets Bull 2X Fund	X	X			X
Developed Market Bear 2X Fund	X	X			X
Latin America Bull 2X Fund	X	X	X		X					X
Latin America Bear 2X Fund	X	X	X		X					X
Real Estate Bull 2X Fund					X		X
Real Estate Bear 2X Fund					X		X
Commodity Bull 2X Fund					X	X
Commodity Bear 2X Fund					X	X
Biotech Bull 2X Fund					X			X	X
Biotech Bear 2X Fund					X			X	X
Oil & Gas Bull 2X Fund					X	X			X
Oil & Gas Bear 2X Fund					X	X			X
Precious Metals Bull 2X Fund					X	X			X
Precious Metals Bear 2X Fund					X	X			X
Healthcare Bull 2X Fund					X				X
Healthcare Bear 2X Fund					X				X
Financial Bull 2X Fund					X				X
Financial Bear 2X Fund					X				X
10 Year Note Bull 2.5X Fund					X
10 Year Note Bear 2.5X Fund					X
Dynamic HY Bond Fund					X						X
HY Bear Fund					X						X
U.S. Government Money Market Fund					X

5

Market Timing Activity and High Portfolio Turnover

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments. Please see the “Financial Highlights” section of this prospectus for each Fund’s historic portfolio turnover rates.

Risk of Tracking Error

Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of daily market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Risks of Aggressive Investment Techniques

The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive. Derivative instruments include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices, and futures contracts. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Leverage Risk

Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments. The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds. As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Counterparty Risks

Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Using such agreements exposes a Fund to the risk that the counterparty may default. If the counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

Risk of Non-Diversification

A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

6

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Adverse Market Conditions

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

Risks of Shorting Instruments

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Inverse Correlation Risk

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from traditional mutual funds. Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Risks of Investing in Foreign Instruments

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Currency Exchange Rates

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Risks of Investing in Emerging Markets Instruments

Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. The risk of political or social upheaval is greater and there may be additional risks from an economy’s dependence on revenues from particular commodities, currency transfer restrictions, limited potential buyers for such instruments and delays and disruption in settlement procedures.

Risks of Investing in Small and Mid Capitalization Companies

Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

7

Credit Risk and Lower-Quality Debt Securities

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. Certain Funds will invest a significant portion of their assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Funds’ performance may vary significantly as a result.

Risks of Investing in Commodities

Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Risks of Investing in Real Estate Instruments

Real estate instruments are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk of Investing in Technology Companies

The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. These instruments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology instruments also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Concentration Risk

Concentration risk results from focusing a Fund’s investments in a specific industry or sector. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments.

Geographic Concentration Risk

Investments in a particular geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified fund.

Risks of the Adviser’s Investment Strategy

While the Adviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

DOMESTIC EQUITY INDEX FUNDS

Total Market Bull 2.5X Fund
Total Market Bear 2.5X Fund

Investment Objective. The Total Market Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The Total Market Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the Broad Market Index. (Collectively, the Total Market Bull 2.5X Fund and the Total Market Bear 2.5X Fund are referred to as the “Total Market Funds.”)

Principal Investment Strategy. Each Total Market Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide leveraged exposure to the Broad Market Index with the Total Market Bull 2.5X Fund creating long positions and the Total Market Bear 2.5X Fund creating short positions. These financial instruments include the Vanguard® Total Stock Market ETF, which is a publicly-traded index security based on the Broad Market Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Total Market Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

8

Target Index. The Broad Market Index is a capitalization-weighted index which targets for inclusion 99.5% of the U.S. market capitalization of the public equity markets. As a consequence, the Broad Market Index includes large, mid, small and micro cap companies. Morgan Stanley Capital International Inc. (‘‘MSCI®’’) is not a sponsor of, or in any way affiliated with, the Total Market Funds.

Performance. No performance is provided for the Total Market Bull 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. No performance is provided for the Total Market Bear 2.5X Fund because it had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Total Market Funds. The other expenses below reflect actual expenses incurred for the Total Market Bull 2.5X Fund for the fiscal year ended April 30, 2007 and estimated expenses expected to be incurred for the Total Market Bear 2.5X for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):
Total Market Bull 2.5X Fund(2)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	13.27%	13.27%
Total Annual Operating Expenses	14.27%	14.77%
Expense Waiver/Reimbursement	(12.52)%	(12.27)%
Net Annual Operating Expenses	1.75%	2.50%

Total Market Bear 2.5X Fund(3)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(5)(6)	0.68%	0.68%
Total Annual Operating Expenses	1.68%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Total Market Bull 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Total Market Bull 2.5X Fund’s Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding expenses associated with a Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Total Market Bull 2.5X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Total Market Bear 2.5X Fund’s Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the Total Market Bear 2.5X Fund within the following three years if overall expenses fall below these percentage limitations.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Total Market Bull 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(5)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Total Market Bear 2.5X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(6)
The Total Market Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Total Market Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Total Market Funds' operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

9

Total Market Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$2,858	$5,064	$9,020
Service Class	$253	$2,992	$5,223	$9,149

Total Market Bear 2.5X Fund

	1 Year	3 Years
Investor Class	$171	$530
Service Class	$221	$682

Risks. The principal risks of investing in the Total Market Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Small and Mid Capitalization Companies and Credit Risk.

Additional risks of investing in the Total Market Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

S&P 500® Bear 1X Fund
S&P 500® Bull 2.5X Fund
S&P 500® Bear 2.5X Fund

Investment Objective. The S&P 500® Bear 1X Fund (formerly U.S./Short Fund) seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the price performance of the S&P 500® Index. The S&P 500® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The S&P 500® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bear 1X Fund, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”)

Principal Investment Strategy. Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged and unleveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 1X Fund and S&P 500® Bear 2.5X Fund creating short positions. These financial instruments include Standard & Poor’s® Depositary Receipts (“SPDRs®”), which are publicly-traded index securities based on the S&P 500® Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the S&P 500® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s® selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange (“NYSE”). “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500® Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the S&P 500® Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the S&P 500® Bear 1X Fund by showing how the performance of the S&P 500® Bear 1X Fund has varied from year to year and by comparing the S&P 500® Bear 1X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the S&P 500® Bear 1X Fund by showing its highest and lowest quarterly returns. The S&P 500® Bear 1X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the S&P 500® Bull 2.5 X Fund and the S&P 500® Bear 2.5X Fund because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

Total Return for the Calendar Years Ended December 31*

S&P 500® Bear 1X Fund

* Year-to-date total return as of June 30, 2007 for the S&P 500® Bear 1X Fund was (3.19)%.

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Quarterly Returns

	Highest	Lowest
S&P 500® Bear 1X Fund	15.86% (3rd quarter 2001)	(17.52)% (4th quarter 1998)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
S&P 500® Bear 1X Fund
Return Before Taxes	(7.69)%	(6.85)%	(6.66)%
Return After Taxes on Distributions(2)	(8.75)%	(7.07)%	(6.97)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(5.00)%	(5.81)%	(5.53)%
S&P 500® Index(4)	15.79%	6.19%	6.41%

(1)	The inception date of the S&P 500® Bear 1X was November 7, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the S&P 500® Funds. For the S&P 500® Bear 1X Fund, the expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006. For the S&P 500® Bull 2.5 X Fund and the S&P 500® Bear 2.5X Fund, the other expenses below reflect actual expenses incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
S&P 500® Bear 1X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses (3), (5)	2.13%
Total Annual Operating Expenses	3.13%
Expense Waiver/Reimbursement	(1.38)%
Net Annual Operating Expenses	1.75%

S&P 500® Bull 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	2.15%	2.15%
Total Annual Operating Expenses	3.15%	3.65%
Expense Waiver/Reimbursement	(1.40)%	(1.15)%
Net Annual Operating Expenses	1.75%	2.50%

S&P 500® Bear 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4), (6)	5.78%	6.03%
Total Annual Operating Expenses	7.03%	7.53%
Expense Waiver/Reimbursement	(5.28)%	(5.03)%
Net Annual Operating Expenses	1.75%	2.50%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the S&P 500® Funds for Other Expenses through August 31, 2008 for the S&P 500® Bear 1X Fund and April 30, 2008 for the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund to the extent that each S&P 500® Fund’s Total Annual Operating Expenses for the Investor Class and Service Class exceed 1.75% and 2.50, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by each S&P 500® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the S&P 500® Bear 1X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the S&P 500® Bear 1X Fund’s average daily net assets.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund’s average daily net assets.

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(5)
The S&P 500® Bear 1X Fund may take short positions in securities. During the fiscal year ended August 31, 2006, the S&P 500® Bear 1X Fund did not enter into short positions, and thus, no additional expenses associated with such positions are included above.

(6)
The S&P 500® Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the S&P 500® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the S&P 500® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the S&P 500® Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S&P 500® Bear 1X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$836	$1,520	$3,343

S&P 500® Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$840	$1,528	$3,360
Service Class	$253	$1,021	$1,791	$3,832

S&P 500® Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,600	$2,965	$6,143
Service Class	$253	$1,758	$3,188	$6,457

Risks. The principal risks of investing in the S&P 500® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the S&P 500® Bear 1X Fund and the S&P 500® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the S&P 500® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

NASDAQ-100® Bull 1.25X Fund
NASDAQ-100® Bull 2.5X Fund
NASDAQ-100® Bear 2.5X Fund

Investment Objective. The NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) seeks daily investment results, before fees and expenses, of 125% of the price performance of the NASDAQ-100 Index®. The NASDAQ-100® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The NASDAQ-100® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 1.25X, NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”)

Principal Investment Strategy. Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 1.25X and the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions. The financial instruments in which the NASDAQ-100® Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the NASDAQ-100® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the Global Market tier of the NASDAQ Global Market®. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The NASDAQ-100® Index was created in 1985 and is a trademark of the NASDAQ Global Market®. The NASDAQ-100® Funds are not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the NASDAQ-100® Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the NASDAQ-100® Bull 1.25X Fund by showing how the performance of the NASDAQ-100® Bull 1.25X Fund has varied from year to year and by comparing the NASDAQ-100® Bull 1.25X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the NASDAQ-100® Bull 1.25X Fund by showing its highest and lowest quarterly returns. The NASDAQ-100® Bull 1.25X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

12

Total Return for the Calendar Years Ended December 31*

NASDAQ-100® Bull 1.25X Fund

* Year-to-date total return as of June 30, 2007 for the NASDAQ-100® Bull 1.25X Fund was 11.33%.

Quarterly Returns

	Highest	Lowest
NASDAQ-100® Bull 1.25X Fund	68.51% (4th quarter 1999)	(43.98)% (3rd quarter 2001)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
NASDAQ-100® Bull 1.25X Fund
Return Before Taxes	5.73%	(0.44)%	2.17%
Return After Taxes on Distributions(2)	5.73%	(0.44)%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	3.72%	(0.37)%	1.87%
NASDAQ-100® Index(3)	6.79%	2.18%	5.35%

(1)	The inception date of the NASDAQ-100® Bull 1.25X Fund was October 20, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the NASDAQ-100® Funds. For the NASDAQ-100® Bull 1.25X Fund, the expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006. For the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X, the expenses below are based on actual expenses incurred for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
NASDAQ-100® Bull 1.25X

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.19%
Total Annual Operating Expenses	2.19%
Expense Waiver/Reimbursement	(0.44)%
Net Annual Operating Expenses	1.75%

NASDAQ-100® Bull 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	2.42%	2.42%
Total Annual Operating Expenses	3.42%	3.92%
Expense Waiver/Reimbursement	(1.67)%	(1.42)%
Net Annual Operating Expenses	1.75%	2.50%

NASDAQ-100® Bear 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	2.23%	2.23%
Total Annual Operating Expenses	3.23%	3.73%
Expense Waiver/Reimbursement	(1.48)%	(1.23)%
Net Annual Operating Expenses	1.75%	2.50%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the NASDAQ-100® Funds for Other Expenses through August 31, 2008 for the NASDAQ-100® Bull 1.25X Fund and and April 30, 2008 for the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund to the extent that each NASDAQ-100® Fund’s Total Annual Operating Expenses for the Investor Class and Service Class exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by each NASDAQ-100® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

13

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the NASDAQ-100® Bull 1.25X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund’s average daily net assets.

(5)
The NASDAQ-100® 2.5X Bear Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the NASDAQ-100® Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the NASDAQ-100® Funds over the periods shown and then redeemed all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the NASDAQ-100® Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NASDAQ-100® Bull 1.25X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$643	$1,134	$2,489

NASDAQ-100® Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$895	$1,636	$3,591
Service Class	$253	$1,065	$1,895	$4,050

NASDAQ-100® Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$857	$1,560	$3,429
Service Class	$253	$1,028	$1,822	$3,897

Risks. The principal risks of investing in NASDAQ-100® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities and Risks of Investing in Technology Companies and Credit Risk.

Additional risks of investing in the NASDAQ-100® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the NASDAQ-100® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Dow 30SM Bull 1.25X Fund

Investment Objective. The Dow 30SM Bull 1.25X (formerly Dow 30SM Plus Fund) Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Industrial Average® the (“Dow”).

Principal Investment Strategy. The Dow 30SM Bull 1.25X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow and/or financial instruments that, in combination, provide leverage exposure to the Dow. These financial instruments include DIAMONDS®, which are publicly-traded index securities based on the Dow, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and stock indices to produce economically leveraged investment results. On a day-to-day basis, the Dow 30SM Bull 1.25X Fund also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones®, Dow Jones Industrial Average®, DJIA®, and Dow 30SM are trademarks of Dow Jones & Company, Inc. (“Dow Jones®”). Dow Jones® has no relationship to the Funds, other than the licensing of those service marks for use in connection with the Dow 30SM Bull 1.25X Fund’s materials. Dow Jones® does not sponsor, endorse, sell or promote any of the Direxion Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Dow 30SM Bull 1.25X Fund by showing how the performance of the Dow 30SM Bull 1.25X Fund has varied from year to year and by comparing the Dow 30SM Bull 1.25X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Dow 30SM Bull 1.25X Fund by showing its highest and lowest quarterly returns. The Dow 30SM Bull 1.25X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

14

Total Return for the Calendar Years Ended December 31*

Dow 30SM Bull 1.25X Fund
* Year-to-date total return as of June 30, 2007 for the Dow 30SM Bull 1.25X Fund was 8.98%.

Quarterly Returns

	Highest	Lowest
Dow 30SM Bull 1.25X Fund	16.33% (4th quarter 2001)	(22.41)% (3rd quarter 2002)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
Dow 30SM Bull 1.25X Fund
Return Before Taxes	20.14%	4.97%	(0.16)%
Return After Taxes on Distributions(1)	20.09%	4.91%	(0.21)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	13.14%	4.27%	(0.15)%
Dow Jones Industrial Average® (3)	19.05%	6.81%	3.82%

(1)	The inception date of the Dow 30SM Bull 1.25X Fund was December 2, 1999.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Dow 30SM Bull 1.25X Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Dow 30SM Bull 1.25X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.72%
Total Annual Operating Expenses	2.72%
Expense Waiver/Reimbursement	(0.97)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Dow 30SM Bull 1.25X Fund for Other Expenses through August 31, 2008 to the extent that the Dow 30SM Bull 1.25X Fund’s Total Annual Operating Expenses exceed 1.75% (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by the Dow 30SM Bull 1.25X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Dow 30SM Bull 1.25X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

Expense Example

The table below is intended to help you compare the cost of investing in the Dow 30SM Bull 1.25X Fund with the cost of investing in other mutual funds. The table assumes that $10,000 in the Dow 30SM Bull 1.25X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dow 30SM Bull 1.25X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dow 30SM Bull 1.25X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$752	$1,353	$2,980

Principal Risks. The principal risks of investing in the Dow 30SM Bull 1.25X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risk of Aggressive Investment Techniques, Leverage Risk, Risks of Investing in Derivatives, Swap Agreement Risks, Risk of Non-Diversification, Risks of Investing in Equity Securities.

15

For more information on the risks of the Dow 30SM Bull 1.25X Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Mid Cap Bull 2.5X Fund
Mid Cap Bear 2.5X Fund

Investment Objective. The Mid Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P® MidCap 400 Index. (Collectively, the Mid Cap Bull 2.5X Fund and the Mid Cap Bear 2.5X Fund are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy. Each Mid Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index with the Mid Cap Bull 2.5X Fund creating long positions and the Mid Cap Bear 2.5X Fund creating short positions. The financial instruments in which the Mid Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Mid Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® MidCap 400 Index is a capitalization-weighted index composed of 400 common stocks with market capitalizations which range from $1 billion to $4 billion. Standard & Poor’s® selects the 400 stocks comprising the S&P® MidCap 400 Index on the basis of market values and industry diversification. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Mid Cap Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Mid Cap Funds.

Performance. No performance is provided for the Mid Cap Bull 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. No performance is provided for the Mid Cap Bear 2.5X Fund because it had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Mid Cap Funds. The other expenses below reflect actual expenses incurred for the Mid Cap Bull 2.5X Fund for the fiscal year ended April 30, 2007 and estimated expenses expected to be incurred for the Mid Cap Bear 2.5X for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):
Mid Cap Bull 2.5X Fund(2)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	3.57%	3.57%
Total Annual Operating Expenses	4.57%	5.07%
Expense Waiver/Reimbursement	(2.82)%	(2.57)%
Net Annual Operating Expenses	1.75%	2.50%

Mid Cap Bear 2.5X Fund(3)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(5), (6)	0.68%	0.68%
Total Annual Operating Expenses	1.68%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Bull 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Mid Cap Bull 2.5X Fund’s Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commission, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Mid Cap Bull 2.5X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Bear 2.5X Fund’s Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the Mid Cap Bear 2.5X Fund within the following three years if overall expenses fall below these percentage limitations.

16

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Mid Cap Bull 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.

(5)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Mid Cap Bear 2.5X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(6)
The Mid Cap Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Mid Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,126	$2,082	$4,508
Service Class	$253	$1,292	$2,329	$4,915

Mid Cap Bear 2.5X Fund

	1 Year	3 Years
Investor Class	$171	$530
Service Class	$221	$682

Risks. The principal risks of investing in Mid Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Mid Cap Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Small Cap Bull 2.5X Fund
Small Cap Bear 2.5X Fund

Investment Objective. The Small Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000® Index. The Small Cap Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the Russell 2000® Index. (Collectively, the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund are referred to as the “Small Cap Funds.”)

Principal Investment Strategy. Each Small Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Russell 2000® Index and/or financial instruments that, in combination, provide leveraged exposure to the Russell 2000® Index with the Small Cap Bull 2.5X Fund creating long positions and the Small Cap Bear 2.5X Fund creating short positions. The financial instruments in which the Small Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Small Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index. As of the July 31, 2007 reconstitution, the market capitalization of the companies included in the Russell 2000® Index was between $56 million and $3.5 billion. The median capitalization was $639 million. As of July 31, 2007, the average market capitalization of the companies included in the Russell 3000® Index was approximately $82.4 billion. That compares to an average market capitalization of $1.2 billion for the Russell 2000® Index at the same time. The smallest 2000 companies represent approximately 10% of the total market capitalization of the Russell 3000® Index. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Small Cap Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Funds by showing how the performance of each Small Cap Fund has varied from year to year and by comparing each Small Cap Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Small Cap Fund by showing its highest and lowest quarterly returns. The Small Cap Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

The performance shown reflects previous daily targets. The Small Cap Bull 2.5X Fund sought a daily target of 125% until April 30, 2006 and the Small Cap Bear 2.5X Fund sought a daily target of 100% until March 7, 2005 and 200% until April 30, 2006. The calendar year performance of the Small Cap Funds would have varied from that shown had the daily targets been 250%.

17

Total Return for the Calendar Years Ended December 31*

Small Cap Bull 2.5X Fund

Small Cap Bear 2.5X Fund
* Year-to-date total returns as of June 30, 2007 for the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund were (7.70)% and (9.29)%, respectively.

Quarterly Returns

	Highest	Lowest
Small Cap Bull 2.5X Fund	28.77% (2nd quarter 2003)	(27.47)% (3rd quarter 2002)
Small Cap Bear 2.5X Fund	24.25% (3rd quarter 2002)	(22.53)% (1st quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
Small Cap Bull 2.5X Fund
Return Before Taxes	13.17%	8.04%	6.20%
Return After Taxes on Distributions(2)	13.17%	8.04%	6.10%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	8.56%	6.98%	5.35%
Russell 2000® Index(4)	18.37%	11.39%	10.48%
Small Cap Bear 2.5X Fund
Return Before Taxes	(31.50)%	(19.03)%	(14.20)%
Return After Taxes on Distributions(2)	(32.59)%	(20.21)%	(15.68)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(20.30)%	(15.07)%	(11.22)%
Russell 2000® Index(4)	18.37%	11.39%	8.80%

(1)	The inception date of the Small Cap Bull 2.5X Fund was February 22, 1999 and the Small Cap Bear 2.5X Fund was December 21, 1999.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Funds. The expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 Fees.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Small Cap Bull 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	1.57%	0.99%
Total Annual Operating Expenses	2.57%	2.49%
Expense Waiver/Reimbursement	(0.82)%	0.00%
Net Annual Fund Operating Expenses	1.75%	2.49%

Small Cap Bear 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	1.15%	1.51%
Total Annual Operating Expenses	2.15%	3.01%
Expense Waiver/Reimbursement	(0.40)%	(0.51)%
Net Annual Fund Operating Expenses	1.75%	2.50%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

18

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Small Cap Funds’ Other Expenses through August 31, 2008 to the extent that each Fund’s Total Annual Operating Expenses for the Investor Class and the Service Class shares exceed 1.75% and 2.50%, respectively, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each Small Cap Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Small Cap Fund’s average daily net assets.

(4)	The Small Cap Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Small Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$722	$1,292	$2,844
Service Class	$252	$776	$1,326	$2,826

Small Cap Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$635	$1,118	$2,451
Service Class	$253	$883	$1,537	$3,291
Risks. The principal risks of investing in Small Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Small Cap Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Equity Income Bull 2.5X Fund
Equity Income Bear 2.5X Fund

Investment Objective. The Equity Income Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the Dow Jones Select Dividend IndexSM (“DJDVY”). The Equity Income Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the DJDVY. (Collectively, the Equity Income Bull 2.5X Fund and the Equity Income Bear 2.5X Fund are referred to as the “Equity Income Funds.”)

Principal Investment Strategy. Each Equity Income Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the DJDVY and/or financial instruments that, in combination, provide leveraged exposure to the DJDVY with the Equity Income Bull 2.5X Fund creating long positions and the Equity Income Bear 2.5X Fund creating short positions. The financial instruments in which the Equity Income Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Equity Income Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The DJDVY represents the top 100 U.S. stocks by dividend yield and is derived from the Dow Jones Total Market Index, which is a broad-market benchmark that represents approximately 95% of the U.S. market. The stocks that comprise the DJDVY are selected almost entirely on an eligible stock’s dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million. These criteria help to ensure that the index represents the most widely traded of the market’s highest-yielding stocks. Dow Jones® is not a sponsor of, or in any way affiliated with, the Equity Income Funds.

Performance. No performance is provided for the Equity Income Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Equity Income Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

19

Annual Operating Expenses(2) (as a percentage of daily assets):
Equity Income Bull 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.59%	0.59%
Total Annual Operating Expenses	1.59%	2.09%

Equity Income Bear 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)(4)	0.83%	0.83%
Total Annual Operating Expenses	1.83%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Equity Income Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Equity Income Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Equity Income Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Equity Income Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Equity Income Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Equity Income Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Equity Income Bull 2.5X Fund

	1 Year	3 Years
Investor Class	$162	$502
Service Class	$212	$655

Equity Income Bear 2.5X Fund

	1 Year	3 Years
Investor Class	$186	$576
Service Class	$236	$727

Risks. The principal risks of investing in the Equity Income Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the Equity Income Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Equity Income Funds, including a description of each risk, please refer to the “Principal Risks” section above.

CURRENCY FUNDS

Dollar Bull 2.5X Fund
Dollar Bear 2.5X Fund

Investment Objective. The Dollar Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the USDX. (Collectively, the Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund are referred to as the “Dollar Funds.”)

Principal Investment Strategy. Each Dollar Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX with the Dollar Bull 2.5X Fund creating net long positions and the Dollar Bear 2.5X Fund creating net short positions. These financial instruments include foreign currency debt instruments, forward contracts on foreign currencies, currency futures contracts, options on currency futures contracts, swap agreements, options on currencies and foreign currencies directly to produce economically leveraged investment results. On a day-to-day basis, the Dollar Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The U.S. Dollar® Index indicates the general international value of the U.S. dollar. The USDX does this by averaging the exchange rates between the U.S. dollar and six major world currencies. As of January 2006, the index consisted of the following six currencies: Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

20

Performance. No performance is provided for the Dollar Bull 2.5X Fund because it had not commenced operations prior to the date of this Prospectus. No performance is provided for the Dollar Bear 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Dollar Funds. The other expenses below reflect actual expenses incurred for the Dollar Bear 2.5X Fund for the fiscal year ended April 30, 2007 and estimated expenses expected to be incurred for the Dollar Bull 2.5X Fund for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):
Dollar Bull 2.5X Fund(2)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	0.56%	0.56%
Total Annual Operating Expenses	1.56%	2.06%

Dollar Bear 2.5X Fund(3)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(5), (6)	5.54%	5.54%
Total Annual Operating Expenses	6.54%	7.04%
Expense Waiver/Reimbursement	(4.79)%	(4.54)%
Net Annual Operating Expenses	1.75%	2.50%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Dollar Bull 2.5X Fund’s Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the Dollar Bull 2.5X Fund within the following three years if overall expenses fall below these percentage limitations.

(3)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Dollar Bear 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Dollar Bear 2.5X Fund’s Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Dollar Bear 2.5X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(4)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Dollar Bull 2.5X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(5)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Dollar Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(6)
The Dollar Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Dollar Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Dollar Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dollar Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dollar Bull 2.5X Fund

	1 Year	3 Years
Investor Class	$159	$493
Service Class	$209	$646

Dollar Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,508	$2,797	$5,850
Service Class	$253	$1,667	$3,024	$6,181

Risks. The principal risks of investing in the Dollar Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Dollar Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation.  For more information on the risks of the Dollar Funds, including a description of each risk, please refer to the “Principal Risks” section above

21

INTERNATIONAL FUNDS

Japan Bull 2X Fund
Japan Bear 2X Fund

Investment Objective. The Japan Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Nikkei® 225 Index. (Collectively, the Japan Bull 2X Fund and the Japan Bear 2X Fund are referred to as the “Japan Funds.”)

Principal Investment Strategy. Each Japan Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index with the Japan Bull 2X Fund creating long positions and the Japan Bear 2X Fund creating short positions. The financial instruments in which the Japan Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Japan Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Nikkei® 225 Index is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange, which is comprised of large, blue chip companies. The Nikkei® 225 was first published on May 16, 1949, and represents a broad cross-section of Japanese industries. The Nikkei® 225 Index is not a sponsor of, or in any way affiliated with, the Japan Funds.

Performance. No performance is provided for the Japan Bull 2X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. No performance is provided for the Japan Bear 2X Fund because it had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Japan Funds. The other expenses below reflect actual expenses incurred for the Japan Bull 2X Fund for the fiscal year ended April 30, 2007 and estimated expenses expected to be incurred for the Japan Bear 2X Fund for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):

Japan Bull 2X Fund(2)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	6.00%	6.00%
Total Annual Operating Expenses	7.00%	7.50%
Expense Waiver/Reimbursement	(5.25)%	(5.00)%
Net Annual Operating Expenses	1.75%	2.50%

Japan Bear 2X Fund(3)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(5), (6)	0.70%	0.70%
Total Annual Operating Expenses	1.70%	2.20%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Japan Bull 2X Fund for Other Expenses through April 30, 2008 to the extent that the Japan Bull 2X Fund’s Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Japan Bull 2X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Japan Bear 2X Fund’s Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the Japan Bear 2X Fund within the following three years if overall expenses fall below these percentage limitations.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Japan Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

22

(5)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Japan Bear 2X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(6)
The Japan Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Japan Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Japan Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Japan Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Japan Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,595	$2,955	$6,126
Service Class	$253	$1,752	$3,178	$6,441

Japan Bear 2X Fund

	1 Year	3 Years
Investor Class	$173	$536
Service Class	$223	$688

Risks. The principal risks of investing in the Japan Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Geographic Concentration Risk, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the Japan Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the Japan Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Japan struggled economically after the sharp decline of its stock market in the early 1990’s and the future for the market remains uncertain. Japan must deal with the costs of an aging population and the potential that aging workforce will impair productivity. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system. Japanese stocks tend to be more volatile than the U.S. counterparts.

Emerging Markets Bull 2X Fund
Emerging Markets Bear 2X Fund

Investment Objective. The Emerging Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The Emerging Markets Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EM Index. (Collectively, the Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy. Each Emerging Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EM Index and/or financial instruments that, in combination, provide leveraged exposure to the EM Index with the Emerging Markets Bull 2X Fund creating long positions and the Emerging Markets Bear 2X Fund creating short positions. The financial instruments in which the Emerging Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Emerging Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of July 10, 2006, the EM Index consisted of the following 20 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Hong Kong, Hungary, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, Taiwan, Thailand and Turkey. MSCI® is not a sponsor of, or in any way affiliated with, the Emerging Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Emerging Funds by showing how the performance of each Emerging Funds has varied from year to year and by comparing each Emerging Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Emerging Fund by showing its highest and lowest quarterly returns. The Emerging Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

23

 Total Return for the Calendar Years Ended December 31*

Emerging Markets Bull 2X Fund

Emerging Markets Bear 2X Fund

*	Year-to-date total returns as of June 30, 2007 for the Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund were 23.11% and (25.92)%, respectively.

Quarterly Returns

	Highest	Lowest
Emerging Markets Bull 2X Fund	39.57% (4th quarter 2006)	(15.81)% (2nd quarter 2006)
Emerging Markets Bear 2X Fund	0.75% (2nd quarter 2006)	(29.26)% (4th quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Emerging Markets Bull 2X Fund
Return Before Taxes	45.79%	59.84%
Return After Taxes on Distributions(2)	42.25%	56.19%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	29.78%	49.13%
MSCI Emerging Markets Index(4)	29.18%	38.12%
Emerging Markets Bear 2X Fund
Return Before Taxes	(50.36)%	(51.53)%
Return After Taxes on Distributions(2)	(50.85)%	(51.95)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(32.73)%	(43.63)%
MSCI Emerging Markets Index(4)	29.18%	36.41%

(1)	The inception date of the Emerging Markets Bull 2X Fund was November 1, 2005 and the Emerging Markets Bear 2X Fund was November 4, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Funds. The other expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Emerging Markets Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.91%	0.52%
Total Annual Operating Expenses	1.91%	2.02%
Expense Waiver/Reimbursement	(0.16)%	0.00%
Net Annual Fund Operating Expenses	1.75%	2.02%

Emerging Markets Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	2.22%	0.68%
Total Annual Operating Expenses	3.22%	2.18%
Expense Waiver/Reimbursement	(1.47)%	0.00%
Net Annual Fund Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

24

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Emerging Funds’ Other Expenses through August 31, 2008 to the extent that the Fund’s Total Annual Operating Expenses for the Investor Class and the Service Class shares exceed 1.75% and 2.50%, respectively, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by each Emerging Markets Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Emerging Funds incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Emerging Fund’s average daily net assets.

(4)	The Emerging Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Emerging Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Markets Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$585	$1,070	$2,220
Service Class	$205	$634	$1,088	$2,348

Emerging Markets Bear 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$855	$1,556	$3,421
Service Class	$221	$682	$1,169	$2,513

Risks. The principal risks of investing in the Emerging Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Emerging Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Developed Markets Bull 2X Fund
Developed Markets Bear 2X Fund

Investment Objective. The Developed Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE® Index (the “EAFE Index”). The Developed Markets Bear 2X Fund (seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EAFE Index. (Collectively, the Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund are referred to as the “Developed Funds.”)

The term “developed market” refers to an economy that maintains a high per-capita income and experiences market transparency and liquidity as a result of well-established and closely regulated financial markets.

Principal Investment Strategy. Each Developed Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EAFE Index and/or financial instruments that, in combination, provide leveraged exposure to the EAFE Index with the Developed Markets Bull 2X Fund creating long positions and the Developed Markets Bear 2X Fund creating short positions. The financial instruments in which the Developed Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Developed Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of July 12, 2006, the EAFE Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MSCI®’ is not a sponsor of, or in any way affiliated with, the Developed Funds.

Performance. No performance is provided for the Developed Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

25

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Developed Funds. The other expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Developed Markets Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	3.37%	0.61%
Total Annual Operating Expenses	4.37%	2.11%
Expense Waiver/Reimbursement	(2.62)%	0.00%
Net Annual Fund Operating Expenses	1.75%	2.11%

Developed Markets Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	2.33%	0.61%
Total Annual Operating Expenses	3.33%	2.11%
Expense Waiver/Reimbursement	(1.58)%	0.00%
Net Annual Fund Operating Expenses	1.75%	2.11%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Developed Funds’ Other Expenses through August 31, 2008 to the extent that the Fund’s Total Annual Operating Expenses for the Investor Class and the Service Class shares exceed 1.75% and 2.50%, respectively, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by each Developed Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Developed Funds incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Developed Fund’s average daily net assets.

(4)
The Developed Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Developed Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Developed Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Developed Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Developed Markets Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,086	$2,006	$4,356
Service Class	$214	$661	$1,134	$2,441

Developed Markets Bear 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$877	$1,600	$3,515
Service Class	$214	$661	$1,134	$2,441

Risks. The principal risks of investing in the Developed Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the Developed Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Developed Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Latin America Bull 2X Fund
Latin America Bear 2X Fund

Investment Objective. The Latin America Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America Index (the “Latin America Index”). The Latin America Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the Latin America Bull 2X Fund and the Latin America Bear 2X Fund are referred to as the “Latin America Funds.”)

26

Principal Investment Strategy. Each Latin America Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® Latin America Index with the Latin America Bull 2X Fund creating long positions and the Latin America Bear 2X Fund creating short positions. The financial instruments in which the Latin America Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Latin America Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® Latin America Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in this index. Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Latin America Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Latin America Funds.

Performance. No performance is provided for the Latin America Bull 2X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. No performance is provided for the Latin America Bear 2X Fund because it had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Latin America Funds. The other expenses below reflect actual expenses incurred for the Latin America Bull 2.5X Fund for the fiscal year ended April 30, 2007 and estimated expenses expected to be incurred for the Latin America Bear 2.5X Fund for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):

Latin America Bull 2X Fund(2)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4)	1.27%	1.27%
Total Annual Operating Expenses	2.27%	2.77%
Expense Waiver/ Reimbursement	(0.51)%	(0.26)%
Net Annual Operating Expenses	1.76%	2.51%

Latin America Bear 2X Fund(3)

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(5), (6)	0.83%	0.83%
Total Annual Operating Expenses	1.83%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Latin America Bull 2X Fund for Other Expenses through April 30, 2008 to the extent that the Latin America Bull 2X Fund’s Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Latin America Bull 2X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Latin America Bear 2X Fund’s Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the Latin America Bear 2X Fund within the following three years if overall expenses fall below these percentage limitations.

(4)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Latin America Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling 0.01% of its average daily net assets. Acquired Fund Fees and Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section in this Prospectus for the Latin America Bull 2X Fund. Without the Acquired Fund Fees and Expenses, the Net Annual Operating Expenses for the Latin America Bull 2X Fund would have been 1.75% and 2.50%, for the Investor Class and Service Class, respectively.

(5)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Latin America Bear 2X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(6)
The Latin America Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

27

Expense Example

The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Latin America Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$179	$660	$1,169	$2,566
Service Class	$254	$835	$1,441	$3,018

Latin America Bear 2X Fund

	1 Year	3 Years
Investor Class	$186	$576
Service Class	$236	$727

Risks. The principal risks of investing in the Latin America Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Latin America Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits. The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices. The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries. As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

SPECIALTY FUNDS

Real Estate Bull 2X Fund
Real Estate Bear 2X Fund

Investment Objective. The Real Estate Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Dow Jones U.S. Real Estate Index. The Real Estate Bear 2X Fund (seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Dow Jones U.S. Real Estate Index. (Collectively, the Real Estate Bull 2X Fund and the Real Estate Bear 2X Fund are referred to as the “Real Estate Funds.”)

Principal Investment Strategy. Each Real Estate Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones U.S. Real Estate Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones U.S. Real Estate Index with the Real Estate Bull 2X Fund creating long positions and the Real Estate Bear 2X Fund creating short positions. The financial instruments in which the Real Estate Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Real Estate Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones U.S. Real Estate Index measures the performance of the United States equity real estate market. It includes: (1) companies that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and (2) REITs that invest in apartments, office and retail properties. Dow Jones® is not a sponsor of, or in any way affiliated with, the Real Estate Funds.

Performance. No performance is provided for the Real Estate Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

28

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Real Estate Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.83%	0.83%
Total Annual Operating Expenses	1.83%	2.33%

Real Estate Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	0.61%	0.61%
Total Annual Operating Expenses	1.61%	2.11%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Real Estate Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Real Estate Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Real Estate Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Real Estate Bull 2X Fund

	1 Year	3 Years
Investor Class	$186	$576
Service Class	$236	$727

Real Estate Bear 2X Fund

	1 Year	3 Years
Investor Class	$164	$508
Service Class	$214	$661

Risks. The principal risks of investing in the Real Estate Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Real Estate Investments, and Risks of Investing in Equity Securities.

Additional risks of investing in the Real Estate Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Commodity Bull 2X Fund
Commodity Bear 2X Fund

Investment Objective. The Commodity Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley® Commodity Related Equity Index. The Commodity Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Morgan Stanley® Commodity Related Equity Index. (Collectively, the Commodity Bull 2X Fund and the Commodity Bear 2X Fund are referred to as the “Commodity Funds.”)

Principal Investment Strategy. Each Commodity Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Morgan Stanley® Commodity Related Equity Index and/or financial instruments that, in combination, provide leveraged exposure to the Morgan Stanley® Commodity Related Equity Index with the Commodity Bull 2X Fund creating long positions and the Commodity Bear 2X Fund creating short positions. The financial instruments in which the Commodity Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Commodity Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Morgan Stanley® Commodity Related Equity Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products. Morgan Stanley® is not a sponsor of, or in any way affiliated with, the Commodity Funds.

29

Performance. The bar chart and performance tables below provide some indication of the risks of investing in the Commodity Bull 2X Fund by comparing its performance with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Commodity Bull 2X Fund by showing its highest and lowest quarterly returns. The Commodity Bull 2X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the Commodity Bear 2X Fund because it had not commenced operations prior to the date of this Prospectus.

Total Return for the Calendar Year Ended December 31*

Commodity Bull 2X Fund
* Year-to-date total return as of June 30, 2007 for the Commodity Bull 2X Fund was 43.45%.

Quarterly Returns

	Highest	Lowest
Commodity Bull 2X Fund	21.91% (4th quarter 2006)	(11.72)% (3rd quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Commodity Bull 2X Fund
Return Before Taxes	11.82%	13.20%
Return After Taxes on Distributions(2)	10.19%	12.31%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	9.55%	11.14%
Morgan Stanley Commodity Related Equity Index(4)	16.41%	20.83%

(1)	The inception date of the Commodity Bull 2X Fund was February 17, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Commodity Funds. For the Commodity Bull 2X Fund, the other expenses below are restated to reflect actual expenses incurred during the fiscal year ended August 31, 2006 and current Rule 12b-1 fees. For the Commodity Bear 2X Fund, the other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Commodity Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	1.67%	1.30%
Total Annual Operating Expenses(5)	2.67%	2.80%

Commodity Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(4), (6)	0.56%	0.56%
Total Annual Operating Expenses	1.56%	2.06%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Commodity Funds’ Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commission, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Commodity Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Commodity Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Fund’s average daily net assets.

30

(4)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Commodity Bear 2X Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(5)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of the Commodity Bull 2X Fund in the amount of 0.84%. If the reimbursement was included in the calculation above, the Investor Class of the Commodity Bull 2X Fund’s Other Expenses and Total Annual Operating Expenses would be 0.58% and 1.83%, respectively.

(6)
The Commodity Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Commodity Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Commodity Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Commodity Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Commodity Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$270	$829	$1,415	$3,003
Service Class	$283	$868	$1,479	$3,128

Commodity Bear 2X Fund

	1 Year	3 Years
Investor Class	$159	$493
Service Class	$209	$646

Risks. The principal risks of investing in the Commodity Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Commodities, and Credit Risk.

Additional risks of investing in the Commodity Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Commodity Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Biotech Bull 2X Fund
Biotech Bear 2X Fund

Investment Objective. The Biotech Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Biotech HOLDRs Index. The Biotech Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Biotech HOLDRs Index. (Collectively, the Biotech Bull 2X Fund and the Biotech Bear 2X Fund are referred to as the “Biotech Funds.”)

Principal Investment Strategy. Each Biotech Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Biotech HOLDRs Index and/or financial instruments that, in combination, provide leveraged exposure to the Biotech HOLDRs Index with the Biotech Bull 2X Fund creating long positions and the Biotech Bear 2X Fund creating short positions. The financial instruments in which the Biotech Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Biotech Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Biotech HOLDRs Index is a per share value of the securities underlying one share of Biotech HOLDRs, which trade on the American Stock Exchange (“AMEX”) under the symbol BBH. The Biotech HOLDRs Index currently includes 20 companies that are involved in the biotechnology industry.

Performance. No performance is provided for the Biotech Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Biotech Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

31

Annual Operating Expenses(2) (as a percentage of daily assets):

Biotech Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

Biotech Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)(4)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Biotech Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Biotech Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Biotech Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Biotech Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Biotech Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Biotech Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Biotech Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$179	$554
Service Class	$229	$706

Risks. The principal risks of investing in the Biotech Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Equity Securities, and Concentration Risk.

Additional risks of investing in the Biotech Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Biotech Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Oil & Gas Bull 2X Fund
Oil & Gas Bear 2X Fund

Investment Objective. The Oil & Gas Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Energy Select Sector Index. The Oil & Gas Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Energy Select Sector Index. (Collectively, the Oil & Gas Bull 2X Fund and the Oil & Gas Bear 2X Fund are referred to as the “Oil & Gas Funds.”)

Principal Investment Strategy. Each Oil & Gas Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Energy Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Energy Select Sector Index with the Oil & Gas Bull 2X Fund creating long positions and the Oil & Gas Bear 2X Fund creating short positions. The financial instruments in which the Oil & Gas Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Oil & Gas Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Energy Select Sector Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of energy products. Energy companies in the Energy Select Sector Index develop and produce crude oil and natural gas and provide drilling and other energy related services. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Oil & Gas Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Oil & Gas Funds.

32

Performance. No performance is provided for the Oil & Gas Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Oil & Gas Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Oil & Gas Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.61%	0.61%
Total Annual Operating Expenses	1.61%	2.11%

Oil & Gas Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	0.86%	0.83%
Total Annual Operating Expenses	1.86%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Oil & Gas Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Oil & Gas Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Oil & Gas Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Oil & Gas Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Oil & Gas Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Oil & Gas Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Oil & Gas Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Oil & Gas Bull 2X Fund

	1 Year	3 Years
Investor Class	$164	$508
Service Class	$214	$661

Oil & Gas Bear 2X Fund

	1 Year	3 Years
Investor Class	$189	$585
Service Class	$236	$727

Risks. The principal risks of investing in the Oil & Gas Funds are Market Timing Activity and High Portfolio turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the Oil & Gas Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Oil & Gas Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Precious Metals Bull 2X Fund
Precious Metals Bear 2X Fund

Investment Objective. The Precious Metals Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Dow Jones Precious Metals Index. The Precious Metals Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Dow Jones Precious Metals Index. (Collectively, the Precious Metals Bull 2X Fund and the Precious Metals Bear 2X Fund are referred to as the “Precious Metals Funds.”)

Principal Investment Strategy. Each Precious Metals Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones Precious Metals Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones Precious Metals Index with the Precious Metals Bull 2X Fund creating long positions and the Precious Metals Bear 2X Fund creating short positions. The financial instruments in which the Precious Metals Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Precious Metals Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

33

Target Index. The Dow Jones Precious Metals Index represents the performance of U.S. companies engaged in the exploration of gold, silver and platinum metals. Securities must be U.S.-listed stocks or ADRs, and must pass screens designed to eliminate the smallest and least-liquid stocks.

Performance. No performance is provided for the Precious Metals Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Precious Metals Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Precious Metals Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.59%	0.59%
Total Annual Operating Expenses	1.59%	2.09%

Precious Metals Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)(4)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Precious Metals Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Precious Metals Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Precious Metals Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Precious Metals Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Precious Metals Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Precious Metals Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Precious Metals Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Precious Metals Bull 2X Fund

	1 Year	3 Years
Investor Class	$162	$502
Service Class	$212	$655

Precious Metals Bear 2X Fund

	1 Year	3 Years
Investor Class	$179	$554
Service Class	$229	$706

Risks. The principal risks of investing in the Precious Metals Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the Precious Metals Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Precious Metals Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Healthcare Bull 2X Fund
Healthcare Bear 2X Fund

Investment Objective. The Healthcare Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Health Care Select Sector Index. The Healthcare Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Health Care Select Sector Index. (Collectively, the Healthcare Bull 2X Fund and the Healthcare Bear 2X Fund are referred to as the “Healthcare Funds.”)

34

Principal Investment Strategy. Each Healthcare Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Health Care Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Health Care Select Sector Index with the Healthcare Bull 2X Fund creating long positions and the Healthcare 2X Fund creating short positions. The financial instruments in which the Healthcare Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Healthcare Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Health Care Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in health care services. The index had 57 members as of April 30, 2006 with an average market capitalization of $25.9 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Healthcare Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Healthcare Funds.

Performance. No performance is provided for the Healthcare Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Healthcare Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

Healthcare Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Healthcare Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Healthcare Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Healthcare Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Healthcare Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Healthcare Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Healthcare Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Healthcare Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$179	$554
Service Class	$229	$706

35

Risks. The principal risks of investing in the Healthcare Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Concentration Risk, and Credit Risk.

Additional risks of investing in the Healthcare Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Healthcare Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Financial Bull 2X Fund
Financial Bear 2X Fund

Investment Objective. The Financial Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Financial Select Sector Index. The Financial Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Financial Select Sector Index. (Collectively, the Financial Bull 2X Fund and the Financial Bear 2X Fund are referred to as the “Financial Funds.”)

Principal Investment Strategy. Each Financial Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Financial Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Financial Select Sector Index with the Financial Bull 2X Fund creating long positions and the Financial Bear 2X Fund creating short positions. The financial instruments in which the Financial Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Financial Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Financial Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of financial products. The index had 85 members as of April 30, 2006 with an average market capitalization of $30.5 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Financial Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Financial Funds.

Performance. No performance is provided for the Financial Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Financial Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2008.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Financial Bull 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

Financial Bear 2X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	0.76%	0.76%
Total Annual Operating Expenses	1.76%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Financial Funds’ Other Expenses through April 30, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commission, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)	“Other Expenses” include estimated Acquired Fund Fees and Expenses of less than 0.01% of each Financial Fund’s average daily net assets for the fiscal period ending April 30, 2008.

(4)
The Financial Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Financial Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$179	$554
Service Class	$229	$706

36

Risks. The principal risks of investing in the Financial Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Concentration Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Financial Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

FIXED INCOME FUNDS

10 Year Note Bull 2.5X Fund
10 Year Note Bear 2.5X Fund

Investment Objective. The 10 Year Note Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year Treasury Note. The 10 Year Note Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the performance of the 10 Year Treasury Note. (Collectively, the 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund are referred to as the “10 Year Note Funds.”)

Principal Investment Strategy. Each 10 Year Note Fund, under normal circumstances, invests at least 80% of its net assets in the 10 Year Treasury Note and/or financial instruments that, in combination, provide leveraged exposure to the 10 Year Treasury Note with the 10 Year Note Bull 2.5X Fund creating long positions and the 10 Year Note Bear 2.5X Fund creating short positions. The financial instruments in which the 10 Year Note Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the 10 Year Note Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The 10 Year Treasury Note is the most recently issued U.S. Treasury Note with a ten year maturity. A new 10 Year Treasury Note is issued each February, May, August and November.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the 10 Year Note Funds by comparing its average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the 10 Year Note Funds by showing their highest and lowest quarterly returns. The 10 Year Note Funds’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The performance shown reflects previous daily targets. The 10 Year Note Bear 2.5X Fund sought a daily target of 200% until April 30, 2006. The calendar year performance of the 10 Year Note Bear 2.5X Fund would have varied from that shown had the daily target been 250%.

Total Return for the Calendar Year Ended December 31*

10 Year Note Bear 2.5X Fund

10 Year Note Bull 2.5X Fund
* Year-to-date total return as of June 30, 2007 for the 10 Year Note Bear 2.5X Fund and the 10 Year Note Bull 2.5X Fund were 6.53% and (4.08)%, respectively.

Quarterly Returns

Highest	Lowest
10 Year Note Bear 2.5X Fund	7.74% (1st quarter 2006)	(9.24)% (2nd quarter 2005)
10 Year Note Bull 2.5X Fund	10.72% (3rd quarter 2006)	(7.28)% (1st quarter 2006)

37

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
10 Year Note Bear 2.5X Fund
Return Before Taxes	4.64%	(2.36)%
Return After Taxes on Distributions(2)	3.33%	(2.83)%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	3.09%	(2.26)%
10 Year Treasury Note(4)	(1.49)%	(0.19)%
10 Year Note Bull 2.5X Fund
Return Before Taxes	1.29%	(1.25)%
Return After Taxes on Distributions(2)	1.29%	(1.71)%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	(0.84)%	(1.32)%
10 Year Treasury Note(4)	(1.49)%	1.59%

(1)	The inception date of the 10 Year Note Bear 2.5X Fund was May 17, 2004 and the 10 Year Note Bull 2.5X Fund was March 31, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the 10 Year Treasury Note does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of 10 Year Note Funds. The expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

10 Year Note Bull 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4), (5)	8.34%	8.44%
Total Annual Operating Expenses(4)	9.34%	9.94%

10 Year Note Bear 2.5X Fund

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses(3), (4)	9.51%	6.23%
Total Annual Operating Expenses	10.51%	7.73%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the 10 Year Note Funds’ Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each 10 Year Note Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each 10 Year Note Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
The 10 Year Note Funds may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the 10 Year Note Bull 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 4.25% and 5.25%, respectively for the Investor Class and the 10 Year Note Bear 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 0.81% and 1.81%, respectively for the Investor Class. Although dividends and interest accruing on short positions are an expense to the 10 Year Note Funds, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, the Other Expenses and Total Annual Operating Expenses would be lower.

(5)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of 10 Year Note Bull 2.5X Fund in the amount of 3.00%. If the reimbursement was included in the calculation above, the Investor Class of the 10 Year Bull 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 5.34% and 6.34%, respectively.

Expense Example

The table below is intended to help you compare the cost of investing in the 10 Year Note Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the 10 Year Note Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the 10 Year Note Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10 Year Note Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$914	$2,624	$4,189	$7,544
Service Class	$969	$2,767

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10 Year Note Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$1,022	$2,900	$4,577	$8,025
Service Class	$762	$2,225	$3,610	$6,753

Risks. The principal risks of investing in the 10 Year Note Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, and Credit Risk.

Additional risks of investing in the 10 Year Note Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the 10 Year Note Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Dynamic HY Bond Fund
HY Bear Fund

Investment Objective. The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The term “bear” is used in the financial markets to describe a market which is declining in value. Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives. (Collectively, the Dynamic HY Bond Fund and the HY Bear Fund are referred to as the “High Yield Funds.”)

Principal Investment Strategy. In attempting to meet the High Yield Funds’ objectives, the Adviser will, under normal circumstances, invest at least 80% of each High Yield Fund’s net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities. The Adviser will generally create long positions for the Dynamic HY Bond Fund and short positions for the HY Bear Fund. There is no limit on the amount of the HY Bear Fund’s assets which may be invested in short positions.

High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service®, Inc. (“Moody’s”) or lower than BBB by S&P®. Up to 15% of each Fund’s assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments. Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Adviser determines are of comparable quality. Such instruments may be in default and are generally regarded by the rating organizations as having extremely poor prospects of ever attaining any real investment standing. In addition, high yield debt instruments are typically issued with maturities of 10 years or less, and are callable after four to five years. Generally, the longer the bond’s maturity, the more vulnerable its price is to interest rate fluctuations.

The Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating organizations. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of each High Yield Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if each High Yield Fund were investing primarily in instruments in the higher rating categories.

To ensure that each High Yield Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, each High Yield Fund invests a substantial portion of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices. Such investments may generate a return that is more positive or more negative than what would be generated if each High Yield Fund maintained its assets in cash or cash equivalents to meet redemption requests. There is no limit on the amount of each High Yield Fund’s assets that may be invested in derivative securities.

The High Yield Funds may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. When a High Yield Fund is invested in such temporary defensive instruments, the Fund will not achieve its investment objective.

The Adviser uses a “bottom up” approach to investing. The Adviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments. Each company and derivative instrument in which the High Yield Funds invest passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve the investment objective of the Dynamic HY Bond Fund, the Adviser:

•	Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations;

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•	Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

•
Invests the Dynamic HY Bond Fund’s assets in other instruments, including derivative securities, consistent with its objective of high current income and capital appreciation but permitting it to maintain sufficient liquidity to meet redemptions.

To achieve the investment objective of the HY Bear Fund, the Adviser uses the same analytical tools it employs for the Dynamic HY Bond Fund in pursuit of the opposite objective. The Adviser:

•	Seeks to identify instruments that are likely to be downgraded by qualified rating organizations and therefore suffer a decline in principal value;

•	Employs research and credit analysis to identify instruments that may default on timely payment of interest and principal and suffer a decline in principal value; and/or

•	Creates short positions in instruments which have relatively low yield in order to minimize short interest expense and maintain sufficient liquidity to meet redemptions.

Performance. The bar chart and performance tables below provide some indication of the risks of investing in the High Yield Funds by comparing their performance with those of a broad measure of market performance. The information below also illustrates the risks of investing in the High Yield Funds by showing their highest and lowest quarterly returns. The High Yield Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

Total Return for the Calendar Year Ended December 31*

Dynamic HY Bond Fund

HY Bear Fund
*	Year-to-date total return as of June 30, 2007 for the Dynamic HY Bond Fund and the HY Bear Fund was 2.64% and 0.58%, respectively.

Quarterly Returns

	Highest	Lowest
Dynamic HY Bond Fund	4.50% (4th quarter 2006)	(7.96)% (1st quarter 2005)
HY Bear Fund	0.72% (3rd quarter 2006)	(1.74)% (4th quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Dynamic HY Bond Fund
Return Before Taxes	9.96%	4.20%
Return After Taxes on Distributions(1)	6.82%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	6.38%	2.08%
HY Bear Fund
Return Before Taxes	(2.40)%	(3.34)%
Return After Taxes on Distributions(1)	(2.61)%	(3.50)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(1.56)%	(2.93)%
Lehman Aggregate Bond Index(3)	4.33%	3.58%
Lipper High Yield Bond Fund Index	10.17%	8.15%

(1)	The inception date of the Dynamic HY Bond Fund was July 1, 2004 and the HY Bear Fund was September 20, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(3)
The Lehman U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect deductions for fees, expenses or taxes.

(4)
The Lipper High Yield Bond Fund Index is the average of the 30 largest mutual funds in the Lipper High Current Yield Bond Fund category. These funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

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Fees and Expenses of the Funds. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on actual expenses incurred by each High Yield Fund during the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Dynamic HY Bond Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	0.56%
Total Annual Operating Expenses	1.56%

HY Bear Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	3.02%
Total Annual Operating Expenses(4), (5)	4.02%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
A substantial portion of the High Yield Funds’ assets may come from “asset allocators” or “market timers.” As a result, the costs of operating the High Yield Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the High Yield Funds’ Other Expenses through August 31, 2008 to the extent that the High Yield Funds’ Total Annual Operating Expenses exceed 1.75% (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If a High Yield Fund’s overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each High Yield Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of the HY Bear Fund in the amount of 1.70%. If the reimbursement was included in the calculations above, the HY Bear Fund’s Other Expenses and Total Annual Operating Expenses would be 1.32% and 2.32%, respectively.

(5)
The HY Bear Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the HY Bear Fund’s Other Expenses and Total Annual Operating Expenses would be 2.50% and 3.75%, respectively. Although dividends and interest accruing on short positions are an expense to the HY Bear Fund, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, the Other Expenses and Total Annual Operating Expenses would be lower.

Expense Example

The table below is intended to help you compare the cost of investing in the High Yield Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the High Yield Funds for the periods shown and then redeem all your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the High Yield Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic HY Bond Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$159	$493	$850	$1,856

HY Bear Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$404	$1,224	$2,060	$4,223

Risks. The principal risks of investing in the High Yield Funds are Market Timing Activity and High Portfolio Turnover, Risk of Non-Diversification, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risk, Interest Rate Changes, Adverse Market Conditions, Risks of the Adviser’s Investment Strategy, Risks of Investing in Other Investment Companies and ETFs and Credit Risk and Lower-Quality Debt Securities.

An additional risk of investing in the HY Bear Fund is Risks of Shorting Instruments. For more information on the risks of the High Yield Funds, including a description of each risk, please refer to the “Principal Risks” section above.

U.S. Government Money Market Fund

Investment Objective. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

Principal Investment Strategy. The U.S. Government Money Market Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The U.S. Government Money Market Fund invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully collateralized by such obligations. In order to maintain a stable share price, the U.S. Government Money Market Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the U.S. Government Money Market Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities.

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Performance. The bar chart and performance table below provide some indication of the risks of investing in the U.S. Government Money Market Fund by showing how its performance has varied from year to year. The information below also illustrates the risks of investing in the U.S. Government Money Market Fund by showing its highest and lowest quarterly returns. The U.S. Government Money Market Fund’s past performance is not necessarily an indication of how it will perform in the future.

Total Return for the Calendar Years Ended December 31*

U.S. Government Money Market Fund

*	Year-to-date total return as of June 30, 2007 for the U.S. Government Money Market Fund was 1.97%.

Quarterly Returns

	Highest	Lowest
U.S. Government Money Market Fund	1.41% (4th quarter 2000)	0.01% (2nd quarter 2004)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (10/20/97)
U.S. Government Money Market Fund	3.85%	1.46%	2.71%

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the U.S. Government Money Market Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

	Investor Class	Service Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.75%
Other Expenses(3)(4)	0.59%	0.82%
Total Annual Operating Expenses(4)	1.09%	2.07%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the U.S. Government Money Market Fund’s Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.25% and 2.25%, respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the U.S. Government Money Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the U.S. Government Money Market Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
The Other Expenses includes reimbursements made by the U.S. Government Money Market Fund to Rafferty for previous waivers of Rafferty’s management fee and/or reimbursements of the U.S. Government Money Market Fund’s Other Expenses. If this additional expense were not included in the calculation above, the U.S. Government Money Market Fund’s Other Expenses and Total Annual Operating Expenses would be 0.50% and 1.00%, respectively for the Investor Class.

Expense Example

The table below is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the U.S. Government Money Market Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the U.S. Government Money Market Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$111	$347	$601	$1,329
Service Class	$210	$649	$1,114	$2,400

Risks. The principal risks of investing in U.S. Government Money Market Fund are:

•
The yield paid by the U.S. Government Money Market Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

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•	Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U.S. Government Money Market Fund.

•	Your investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

•
Securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are not backed by the full faith and credit of the U.S. government and are not insured or guaranteed by the U.S. government.

•	The value of your investment could be eroded over time by the effects of inflation.

•	Security selection by Rafferty may cause the U.S. Government Money Market Fund to underperform other funds with similar investment objectives.

•	If a portfolio security declines in credit quality or goes into default, it also could affect the U.S. Government Money Market Fund’s yield.

Additional risks of investing in the U.S. Government Money Market Fund are Interest Rate Changes and Credit Risk. For more information on these risks, including a description, please refer to the “Principal Risks” section above.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its net asset value (“NAV”). The Funds share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE, and Bond Market for the 10 Year Note Funds and the High Yield Funds, is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•	Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ Global Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•	Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

Fair Value Pricing. Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

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Rule 12b-1 Fees

This Prospectus describes both the Investor Class and Service Class distribution plans under Rule 12b-1 pursuant to which the Funds pay for distribution and services provided to Fund shareholders. Because 12b-1 fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the Investor Class plan, the Investor Class shares of a Fund may pay up to 1.00% annually of the Investor Class’ average daily net assets, except for the High Yield Funds which may pay up 0.40% annually. However, except for the U.S. Government Money Market Fund which currently does not pay 12b-1 fees, the Board has currently authorized a maximum annual fee of 0.25% of each Fund’s, Investor Class’ average daily net assets. In addition, except for the U.S. Government Money Market Fund which does not currently pay shareholder services fees, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class shares.

Pursuant to the Service Class plan, the Service Class shares of a Fund may pay up to 1.00% annually of the Service Class’ average daily net assets. In addition, the Board approved a separate annualized shareholder services fee of 0.25% for the Service Class shares. The Board has currently authorized the Service Class to pay Rule 12b-1 fees equal to 0.75% of the average daily net assets of the Service Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as: placing your orders and issuing confirmations; providing investment advice, research and other advisory services; handling correspondence for individual accounts; acting as the sole shareholder of record for individual shareholders; issuing shareholder statements and reports; and executing daily investment “sweep” functions. For more information on these and other services, you should speak directly to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

Shareholder Services Guide

You may invest in the Funds through traditional investment accounts, including an Automatic Investment Plan, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. The minimum initial investment is set forth below and may be invested in as many of the Funds as you wish, subject to a minimum investment in each Fund of $1,000. Rafferty may waive these minimum requirements at its discretion. Contact Rafferty if you need additional information or assistance.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Traditional Investment Accounts	$25,000	$500

Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$25,000	$0

By Mail
•  Complete and sign your Application. Remember to include all required documents (if any).

•  Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase.

•  Send the signed Application and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993
(Do not send via express mail or overnight delivery to the P.O. Box address.)

•  Complete an Investment Slip or provide written instructions with your name, account number and the fund in which you would like to invest.

•  Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase and your account number.

•  Send the Investment Slip and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

By Wire
•  Contact Direxion at (800) 851-0511 to make arrangements to send in your Application via facsimile or mail.

•  Fax or mail the Application according to instructions the representative will give you.

•  Call (800) 851-0511 to: (a) confirm receipt of the Application; (b) to receive an account number; and (c) a confirmation number.

•  Send the original Application to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Wired funds must be received prior to market close to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

•  Contact Direxion at (800) 851-0511 with your account number, the amount wired and the Fund(s) in which you want to invest.

•  You will receive a confirmation number; retain your confirmation number.

•  Instruct your bank to wire the money to:
US Bank NA, Milwaukee, WI 53202
ABA 075000022
Credit: US Bancorp Fund Services, LLC
ACCT # 112-952-137
FFC: Direxion Funds
(Your name and Direxion Account Number)

By ACH		• Call (800) 851-0511 to qualify your account for Automated Clearing House (“ACH”) transfers. • Call (800) 851-0511 to process your request and have your bank account drafted.

Through Financial Intermediaries	Contact your financial intermediary.	Contact your financial intermediary.

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Contact Information

By Telephone	(800) 851-0511

Fax	(Faxes may be accepted, but must be pre-authorized by a representative. Please call (800) 851-0511 to receive authorization and the fax number.)

Internet	www.direxionfunds.com

Regular Mail	Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993

Overnight Mail	Direxion Funds Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

Instructions for Exchanging or Redeeming Shares
By Mail	Send written instructions sufficient to process your request to: Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993

By Telephone	(800) 851-0511 for Individual Investors (877) 437-9363 for Financial Professionals

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By Internet
•  Call (800) 851-0511 to qualify your account for Internet access.

•  Log on to www.direxionfunds.com. Establish an account ID and password by following the instructions on the site.

•  Follow the instructions on the site.

Through Financial Intermediaries	Contact your financial intermediary.

ACCOUNT AND TRANSACTION POLICIES

Payment for Shares. All purchases must be made in U.S. dollars through a U.S. bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. We are unable to accept post-dated checks, post-date on-line bill pay checks or any conditional order or payment. If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Fund for any returned payment.

You will receive written confirmation by mail, but we do not issue share certificates.

Anti-Money Laundering Program. The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

Good Form. Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information, has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.) and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer. The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Financial Intermediaries. Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

46

Order Policies. There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Telephone Transactions. For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner. If you previously declined telephone privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions. IRA accounts are not eligible for telephone redemption privileges. The maximum amount that may be redeemed by telephone is $100,000.

Signature Guarantees. In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed on record with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	You are establishing or modifying certain services on an account; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

Exchange Policies. You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Fund and Service Class shares of your current Fund(s) for Service Class shares of any other Fund (including Funds not offered in this Prospectus) without any charges. The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.  If your exchange establishes a new position in a Fund, you must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged. You may exchange by telephone unless you declined telephone exchange privileges on your Account Application.

Redemption Proceeds. You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order. For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 calendar days. Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank account listed on the transfer agent’s records. You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank. Your proceeds will be wired only to the bank listed on the transfer agent’s records. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

Low Balance Accounts. If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption In-Kind. The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

47

Short Term Trading. The Funds, except the U.S. Government Money Market Fund, anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. The U.S. Government Money Market Fund anticipates that like all money market funds, it may be generally used by investors for short-term investments, often in place of bank checking or savings accounts for cash management purposes. Investors often seek money market funds for the ability to add and withdraw their funds quickly, without restriction. Also, the Trust does not believe that the U.S. Government Money Market Fund will be the target of abusive trading practices, because it seeks to maintain a $1.00 per share price and typically does not fluctuate in value based on market prices.

Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.

Money Market Fund Checking Policies. You may write checks against your U.S. Government Money Market Fund account if you request and complete a signature card. With these checks, you may sell shares of the U.S. Government Money Market Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds’ assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of June 30, 2007, the Adviser had approximately $1.4 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds, except U.S. Government Money Market Fund	0.75%
U.S. Government Money Market Fund	0.50%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the U.S. Government Money Market Fund is included in the Funds’ Semi-Annual Report for the six-month period ended February 28, 2006. For the Small Cap Funds, the Commodity Bull 2X Fund, the 10 Year Note Funds, the Dollar Bear 2.5X Fund, the High Yield Funds, the S&P 500® Bear 1X Fund, the NASDAQ-100® Bull 1.25X Fund and the Dow 30SM Bull 1.25X Fund this discussion is included in the Funds’ Annual Report for the period ending August 31, 2006. A more recent discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Funds will be available in the Funds’ Annual Report for the period ending August 31, 2007.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. The members of the investment committee responsible for managing the Funds are Ryan King, Paul Brigandi, Tony Ng, Michael Eschmann, Kenneth Jackson and Adam Gould.

The High Yield Funds are managed by Loren L. Norton. Mr. Norton is a Vice President and Portfolio Manager at Rafferty and serves as its chief high yield strategist. He has 8 years of experience in the fixed income markets. Prior to joining Rafferty in May 2006, Mr. Norton was a Vice President and Credit Derivatives Trader at Credit Suisse from 2003 to 2005. He also was an Associate and Credit Derivatives Trader at Morgan Stanley from 2001 to 2002. As a Credit Derivatives Trader, he was responsible for buying and selling high yield, crossover and investment grade sector single name credit derivatives. He has a BBA in Finance from the University of Massachusetts and MBA from Columbia Business School.

48

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004. As a Fund Administrator, Mr. King was responsible for confirming transactions, configuring NAVs, reconciling cash, pricing securities, and monitoring corporate actions. He is a graduate of Villanova University.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Ng is a Portfolio Manager and joined Rafferty in April 2006. Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006. He was employed with Deutsche Asset Management from 1998 to 2004. Mr. Ng graduated from State University at Buffalo in 1998.

Mr. Eschmann has been a Portfolio Manager at Rafferty since August 2006. Previously, Mr. Eschmann was employed as a fixed income salesman and trader with Merrill Lynch from July 1999 to July 2006. He is a graduate of Fairfield University.

Mr. Jackson is a Portfolio Manager and joined Rafferty in October 2006. Since November 2004, Mr. Jackson served as an intradealer bond broker with Rafferty Capital Markets. He was previously employed at Bank of America Securities as a government bond trader from 2002 until 2004.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007. Prior to joining Rafferty, Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic Index funds, and 20 separately managed accounts. Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University. Prior to attending graduate school, Mr. Gould was a NASDAQ Market Maker at Deutsche Bank from 1999 through 2002. He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions. Each Fund, except the U.S. Government Money Market Fund, distributes dividends from its net investment income at least annually. The U.S. Government Money Market Fund declares dividends from its net investment income daily and usually distributes them monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserves the right to reinvest the check in your account at that Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.

Due to the pattern of purchases and redemptions in many of our Funds, a Fund’s total net assets may fluctuate significantly over the course of a year. A Fund typically seeks to declare and pay distributions when asset levels are relatively high. However, because the investment adviser cannot predict when asset levels will be high or low, distributions may be paid when total net assets are relatively low. In such event, an investor would receive a larger proportion of that distribution than the investor would have received when asset levels are higher. In addition, because a Fund may declare and pay distributions at any time, an investor may receive a distribution, which may be taxable, shortly after making an investment in such a Fund.

49

Taxes. The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. Dividends received from REITs and other investment companies will only qualify for QDI treatment to the extent that the REIT or other investment company designates the qualifying percentage to its shareholders. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2011.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds other than the U.S. Government Money Market Fund. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions for Funds other than the U.S. Government Money Market Fund. Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive a 30-day notice prior to the implementation of the master/feeder structure.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Funds below for the periods indicated. The information set forth below (except the six months ended February 28, 2007) was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). No financial highlights are available for the Service Class shares of the Funds because they had not commenced operations prior to the date of this prospectus.

	NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2005	2004	2003	2002[5]
	(Unaudited)
Per share data:
Net asset value, beginning of period	$42.85	$44.14	$37.73	$37.76	$25.36	$46.16

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.13)	(0.47)	(0.12)	(0.59)	(0.46)	(0.64)
Net realized and unrealized gain (loss) on investments[2]	5.72	(0.82)	6.53	0.56	12.86	(20.16)

Total from investment operations	5.59	(1.29)	6.41	(0.03)	12.40	(20.80)

Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—
Net asset value, end of period	$48.44	$42.85	$44.14	$37.73	$37.76	$25.36

Total return[3]	13.05%[6]	(2.92)%	16.99%	(0.08)%	48.90%	(45.06)%
Supplemental data and ratios:
Net assets, end of period	$17,763,503	$8,463,658	$11,716,808	$11,897,739	$29,092,879	$57,233,878
Ratio of net expenses to average net assets:
Before expense reimbursement	1.78%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
After expense reimbursement	1.75%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.58)%[7]	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
After expense reimbursement	(0.58)%[7]	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
Portfolio turnover rate[4]	133%	237%	77%	284%	670%	450%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share date reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Not Annualized.

[7]	Annualized.

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	Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002[5]

Per share data:
Net asset value, beginning of period	$34.75	$31.70	$30.69	$27.91	$25.56	$31.04

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.20	0.09	0.11	0.04
Net realized and unrealized gain (loss) on investments[3]	3.11	3.05	0.97	2.78	2.27	(5.44)

Total from investment operations	3.29	3.28	1.17	2.87	2.38	(5.40)

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Net asset value, end of period	$37.95	$34.75	$31.70	$30.69	$27.91	$25.56

Total return[4]	9.46%[7]	10.39%	3.79%	10.27%	9.32%	(17.45)%
Supplemental data and ratios:
Net assets, end of period	$15,768,773	$10,545,634	$6,343,019	$11,464,438	$32,616,434	$53,986,006
Ratio of net expenses to average net assets:
Before expense reimbursement	1.93%[8]	2.22%	1.81%	1.75%	1.75%	1.70%[6]
After expense reimbursement	1.75%[8]	1.75%	1.75%	1.75%	1.75%	1.70%[6]
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	0.74%[8]	0.21%	0.56%	0.28%	0.43%	0.15%[6]
After expense reimbursement	0.92%[8]	0.68%	0.62%	0.28%	0.43%	0.15%[6]
Portfolio turnover rate[2]	194%	278%	84%	236%	979%	983%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Ratio includes Rafferty’s expense recovery of 0.03%.

[7]	Not Annualized.

[8]	Annualized.

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	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$26.99	$27.80	$31.35	$35.66	$42.52	$37.42

Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.70	(0.46)[7]	(0.69)[7]	(0.83)[7,8]	(0.52)[7]
Net realized and unrealized gain (loss) on investments[2]	(1.73)	(1.51)	(3.09)	(3.62)	(6.03)[8]	5.81

Total from investment operations	(1.28)	(0.81)	(3.55)	(4.31)	(6.86)	5.29

Less distributions:
Dividends from net investment income	(0.83)	—	—	—	—	(0.19)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.83)	—	—	—	—	(0.19)
Net asset value, end of period	$24.88	$26.99	$27.80	$31.35	$35.66	$42.52

Total return[3]	(4.69)%[9]	(2.91)%	(11.32)%	(12.09)%	(16.13)%	14.23%
Supplemental data and ratios:
Net assets, end of period	$4,261,825	$6,230,984	$4,263,328	$9,083,958	$11,631,881	$8,730,064
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	3.58%[10]	2.78%	2.92%	1.98%	1.95%[5]	2.27%
After expense reimbursement	1.75%[10]	1.95%	1.95%	1.95%	1.95%[5]	1.85%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	4.29%	2.86%	2.78%[5,8]	2.67%
After expense reimbursement	—	—	3.32%	2.89%	2.78%[5,8]	3.09%
Ratio of net investment income
(loss) to average net assets including short dividends:
Before expense reimbursement	1.67%[10]	1.75%	(2.53)%	(2.14)%	(1.99)%[5,8]	(1.70)%
After expense reimbursement	3.50%[10]	2.58%	(1.56)%[6]	(2.11)%[6]	(1.99)%[5,6,8]	(1.28)%[6]
Portfolio turnover rate[4]	0%	0%	0%	0%	472%	2,471%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The ratio includes Advisor expense recovery of 0.16%.

[6]
The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was (0.19)%, (1.20)%, (1.16)% and (0.46)%, respectively.

[7]	Net investment income (loss) per share before dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002, was $(0.06), $(0.39), $(0.48), and $(0.19), respectively.

[8]	Restated due to swap interest and divided reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[9]	Not Annualized.

[10]	Annualized.

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	Small Cap Bull 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002[5]

Per share data:
Net asset value, beginning of period	$53.44	$56.60	$45.45	$41.75	$32.84	$42.08

Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	1.48	0.23	(0.52)	(0.32)[6]	(0.02)[6]
Net realized and unrealized gain (loss) on investments[2]	9.52	(4.64)	10.92	4.22	9.23 [6]	(8.82)[6]

Total from investment operations	10.36	(3.16)	11.15	3.70	8.91	(8.84)

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.40)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	(0.40)

Net asset value, end of period	$63.80	$53.44	$56.60	$45.45	$41.75	$32.84

Total return[3]	19.39%[8]	(5.60)%	24.53%	8.86%	27.13%	(21.24)%
Supplemental data and ratios:
Net assets, end of period	$5,414,707	$4,417,812	$15,573,250	$8,262,641	$53,825,601	$5,352,132
Ratio of net expenses to average net assets:
Before expense reimbursement	3.22%[9]	2.07%	1.75%	1.75%	1.75%[6]	1.71%[6]
After expense reimbursement	1.75%[9]	1.75%	1.75%	1.75%	1.75%[6]	1.71%[6]
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	1.19%[9]	2.18%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
After expense reimbursement	2.66%[9]	2.50%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
Portfolio turnover rate[4]	189%	762%	407%	0%	0%	647%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Restated due to swap interest and divided reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation

[7]	Not Annualized.

[8]	Annualized.

54

	Small Cap Bear 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$15.12	$19.88	$26.48	$31.77	$49.82	$48.84

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.41	0.15	(0.34)	(0.49)[7]	(0.20)[6,7]
Net realized and unrealized gain (loss) on investments[3]	(3.36)	(3.70)	(6.75)	(4.83)	(11.94)[7]	5.31 [7]

Total from investment operations	(3.15)	(3.29)	(6.60)	(5.17)	(12.43)	5.11

Less distributions:
Dividends from net investment income	—	(0.75)	—	(0.12)	—	(4.13)
Distributions from realized gains	—	—	—	—	(5.62)	—
Return of capital distribution	—	(0.72)	—	—	—	—

Total distributions	—	(1.47)	—	(0.12)	(5.62)	(4.13)
Net asset value, end of period	$11.97	$15.12	$19.88	$26.48	$31.77	$49.82

Total return[4]	(20.83)%[8]	(17.09)%	(24.92)%	(16.33)%	(27.99)%	11.77%
Supplemental data and ratios:
Net assets, end of period	$11,257,278	$16,189,558	$47,712,811	$7,728,932	$17,275,797	$39,060,502
Ratio of net expenses to average net assets:
Before expense recoupment/waiver	2.36%[9]	1.75%	2.16%	2.00%	1.95%[7]	2.17%[7]
After expense recoupment/waiver	1.75%[9]	1.88%	1.95%	1.95%	1.95%[7]	2.17%[7]
Ratio of net investment income
(loss) to average net assets
Before expense recoupment/waiver	2.67%[9]	2.36%	0.47%	(1.31)%	(1.15)%[7]	(0.44)%[7]
After expense recoupment/waiver	3.28%[9]	2.23%	0.68%	(1.26)%	(1.15)%[7]	(0.44)%[5,7]
Portfolio turnover rate[2]	0%	0%	0%	0%	0%	1,476%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2002 was (0.16)%.

[6]	Net investment income (loss) per share before dividends on short positions for the year ended August 31, 2002 was ($0.07).

[7]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[8]	Not Annualized.

[9]	Annualized.

55

	10 Year Note Bull 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	March 31, 2005[1]
	February 28, 2007 (Unaudited)	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$18.73	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.32 [8]	0.62 [8]	0.22
Net realized and unrealized gain (loss) on investments[6]	0.57	(2.39)	0.74

Total from investment operations	0.89	(1.77)	0.96

Less distributions:
Dividends from net investment income	-	(0.33)	-
Distributions from realized gains	-	-	-
Return of capital distribution	-	(0.13)
Total distributions	-	(0.46)	-

Net asset value, end of period	$19.62	$18.73	$20.96

Total return[7]	4.75%[2]	(8.52)%	4.80%[2]

Supplemental data and ratios:
Net assets, end of period	$562,220	$14,755,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.84%[3]	4.75%	8.81%[3]
After expense reimbursement	1.75%[3]	1.75%	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursment	11.84%[3]	8.84%
After expense waiver/recoupment	10.75%[3]	5.84%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.13%[3]	0.53%	(4.41)%[3]
After expense reimbursement	3.22%[3,9]	3.53%[9]	2.80%[3]
Portfolio turnover rate[5]	571%	889%	1,444%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for six months ended February 28, 2007 and the year ended August 31, 2006 was $1.20 and $1.33, respectively.

[9]
Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the year ended August 31, 2006 was 12.22% and 7.63%, respectively.

56

	10 Year Note Bear 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	May 17, 2004[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period	$18.87	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.24 [8]	0.00 [8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(0.76)	1.85	(0.74)	(2.01)

Total from investment operations	(0.52)	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	(0.21)	-	-	-
Distributions from realized gains	(0.50)	-	-	-

Total distributions	(0.71)	-	-	-

Net asset value, end of period	$17.46	$18.87	$17.02	$17.96

Total return[7]	(2.88)%[2]	10.87%	(5.23)%	(10.20)%[2]

Supplemental data and ratios:
Net assets, end of period	$12,272,534	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.23%[3]	1.75%	1.63%	3.95%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursment	12.95%[3]	10.45%	6.94%
After expense waiver/recoupment	12.47%[3]	10.45%	7.06%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.15%[3]	0.02%	(1.00)%	(2.80)%[3]
After expense reimbursement	2.63%[3,9]	0.02%	(1.13)%[9]	(0.60)%[3]
Portfolio turnover rate[5]	0%	0%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and 2005 were $1.24, $1.64 and $0.74, respectively.

[9]
Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and, 2005 were 13.36%, 8.73% and 4.31%, respectively.

57

	Commodity Bull 2X Fund
	Investor Class
	Six Months Ended	Year Ended	February 17, 1005[1]
	February 28, 2007 (Unaudited)	August 31, 2006	to August 31, 2005
Per share data:
Net asset value, beginning of period	$20.48	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	3.34	(2.76)	4.87

Total from investment operations	3.59	(2.33)	5.03

Less distributions:
Dividends from net investment income	-	-	-
Distributions from realized gains	-	(2.22)	-

Total distributions	-	(2.22)	-

Net asset value, end of period	$24.07	$20.48	$25.03

Total return[7]	17.53%[2]	(9.35)%	25.15%[2]

Supplemental data and ratios:
Net assets, end of period	$14,724,462	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement	3.26%[3]	2.59%	2.00%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	0.72%[3]	0.96%	1.12%[3]
After expense reimbursement	2.23%[3]	1.80%	1.37%[3]
Portfolio turnover rate[5]	460%	8,528%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

58

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Months Ended	November 1, 2005[1] to	Six Months Ended	November 4, 2005[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	February 28, 2007 (Unaudited)	August 31, 2006

Per share data:
Net asset value, beginning of period	$25.02	$20.00	$12.10	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.29	0.20	0.20	0.34
Net realized and unrealized gain (loss) on investments[6]	6.01	5.19	(3.19)	(8.24)

Total from investment operations	6.30	5.39	(2.99)	(7.90)

Less distributions:
Dividends from net investment income	-	(0.37)	(0.25)	-
Distributions from realized gains	(2.37)	-	-	-
Total distributions	(2.37)	(0.37)	(0.25)	0.00

Net asset value, end of period	$28.95	$25.02	$8.86	$12.10

Total return[7]	24.33%[2]	27.06%[2]	(24.49)%[2]	(39.50)%[2]

Supplemental data and ratios:
Net assets, end of period	$16,448,050	$19,889,352	$12,460,250	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement	1.89%[3]	1.55%[3,8]	3.25%[3]	2.72%[3]
After expense reimbursement	1.75%[3]	1.55%[3,8]	1.75%[3]	1.71%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.82%[3]	0.92%[3]	2.11%[3]	1.86%[3]
After expense reimbursement	1.96%[3]	0.92%[3]	3.61%[3]	2.87%[3]
Portfolio turnover rate[5]	$1,440%	954%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. From inception to May 1, 2006, the annual cap on expenses was 1.50% for the Fund.

59

	Dynamic HY Bond Fund
	Investor Class
	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Year Ended August 31, 2005	July 1, 2004[1] to August 31, 2004

Per share data:
Net asset value, beginning of period	$18.16	$19.00	$20.35	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.77	0.84	0.17
Net realized and unrealized gain (loss) on investments[6]	0.91	0.23	(1.37)	0.18

Total from investment operations	1.29	1.00	(0.53)	0.35

Less distributions:
Dividends from net investment income	(0.68)	(1.84)	(0.82)	-
Distributions from realized gains	-	-	-	-

Total distributions	(0.68)	(1.84)	(0.82)	-

Net asset value, end of period	$18.77	$18.16	$19.00	$20.35

Total return[7]	7.20%[2]	5.58%	(2.66)%[2]	1.75%[2]
Supplemental data and ratios:
Net assets, end of period	$223,385,184	$101,987,028	$206,547,998	$251,240,654
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]
After expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]
After expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]
Portfolio turnover rate[5]	54%	805%	622%	47%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

60

	HY Bear Fund
	Investor Class
	Six Month Ended	September 20, 2005[1]
	February 28, 2007 (Unaudited)	to August 31, 2006

Per share data:
Net asset value, beginning of period	$19.48	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.40	0.45 [8]
Net realized and unrealized gain (loss) on investments[6]	(0.83)	(0.97)

Total from investment operations	(0.43)	(0.52)

Less distributions:
Dividends from net investment income	(0.12)	-
Distributions from realized gains	-	-

Total distributions	(0.12)	-

Net asset value, end of period	$18.93	$19.48

Total return[7]	(2.21)%[2]	(2.60)%[2]
Supplemental data and ratios:
Net assets, end of period	$60,025,414	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	3.58%[3]	3.45%[3]
After expense reimbursement	1.75%[3]	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	-	3.72%[3]
After expense reimbursement	-	2.02%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.28%[3]	0.81%[3]
After expense reimbursement	4.11%[3]	2.51%[3,9]
Portfolio turnover rate[5]	0%	1,150%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2006 was $0.41.

[9]	Net investment income (loss) ration included interest on short positions. The ration excluding interest on short positions for the year ended August 31, 2006 was 2.25%.

61

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Month Ended	January 25, 2006[1] to	Six Month Ended	February 6, 2006[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	February 28, 2007 (Unaudited)	August 31, 2006

Per share data:
Net asset value, beginning of period	$22.33	$20.00	$15.90	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.45	(0.07)	0.25	0.31
Net realized and unrealized gain (loss) on investments[6]	3.93	2.40	(2.76)	(4.41)

Total from investment operations	4.38	2.33	(2.51)	(4.10)

Less distributions:
Dividends from net investment income	(1.54)	-	-	-
Distributions from realized gains	(0.11)	-	-	-
Total distributions	(1.65)	-	-	-

Net asset value, end of period	$25.06	$22.33	$13.39	$15.90

Total return[7]	19.63%[2]	11.65%[2]	(15.79)%[2]	(20.50)%[2]

Supplemental data and ratios:
Net assets, end of period	$9,305,131	$18,694,828	$857,895	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement	1.85%[3]	3.87%[3]	6.84%[3]	2.83%[3]
After expense reimbursement	1.75%[3]	1.70%[3]	1.75%[3]	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	3.48%[3]	(2.68)%[3]	(1.96)%[3]	2.02%[3]
After expense reimbursement	3.58%[3]	(0.51)%[3]	3.13%	3.10%[3]
Portfolio turnover rate[5]	221%	251%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

62

	U.S. Government Money Market Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.02	— [3]	— [3]	0.01
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	0.02	0.03	0.02	—	—	0.01

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)	— [3]	— [3]	(0.01)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.02)	(0.03)	(0.02)	—	—	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.03%[4]	3.49%	1.54%	0.10%	0.33%	1.02%
Supplemental data and ratios:
Net assets, end of period	$26,010,697	$27,309,414	$18,717,704	$20,627,996	$21,386,548	$50,803,391
Ratio of net expenses to average net assets:
Before expense waiver	1.04%[5]	1.00%	1.07%	1.30%	1.16%	1.03%
After expense waiver	1.25%[5]	1.09%	1.00%	0.99%	1.00%	0.99%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	4.26%[5]	3.45%	1.54%	(0.19)%	0.22%	1.02%
After expense waiver	4.05%[5]	3.37%	1.61%	0.12%	0.38%	1.06%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[3]	Amount is less than $0.01 per share.

[4]	Not Annualized.

[5]	Annualized.

63

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund
	Investor Class	Investor Class
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.60
Net realized and unrealized gain (loss) on investments	1.65	(4.66)

Total from investment operations	1.88	(4.06)

Less distributions:
Dividends from net investment income	-	-
Distributions from realized gains	(1.23)	-
Total distributions	(1.23)	-

Net asset value, end of period	$20.65	$15.94

Total return	10.11%[4]	(20.30)%

Supplemental data and ratios:
Net assets, end of period	$7,070,975	$8,158,858
Ratio of net expenses to average net assets:
Before expense reimbursement	3.42%	3.23%
After expense reimbursement	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.44)%	1.55%
After expense reimbursement	1.23%	3.03%
Portfolio turnover rate[3]	920%	0%

[1]	Commencement of Operations.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[3]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[4]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

64

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund
	Investor Class	Investor Class
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.70	0.51
Net realized and unrealized gain (loss) on investments	4.59	(5.25)

Total from investment operations	5.29	(4.74)

Less distributions:
Dividends from net investment income	(0.73)	-
Distributions from realized gains	(0.68)	(0.48)
Total distributions	(1.41)	(0.48)

Net asset value, end of period	$23.88	$14.78

Total return	26.95%	(23.87%)[4]

Supplemental data and ratios:
Net assets, end of period	$10,381,864	$4,391,154
Ratio of net expenses to average net assets:
Before expense reimbursement	3.15%	7.03%
After expense reimbursement	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.81%	(2.26)%
After expense reimbursement	3.21%	3.02%
Portfolio turnover rate[3]	0%	0%

[1]	Commencement of Operations.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[3]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[4]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had been made, the total return for the S&P 500 Bear 2.5X Fund would have been lower by 0.46%.

65

	Japan Bull 2X Fund	Latin America Bull 2X Fund
	Investor Class	Investor Class
	May 3, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.51	0.42
Net realized and unrealized gain (loss) on investments	(1.03)	5.49

Total from investment operations	(0.52)	5.91

Less distributions:
Dividends from net investment income	-	(1.55)
Distributions from realized gains	-	(0.20)
Total distributions	-	(1.75)

Net asset value, end of period	$19.48	$24.16

Total return	(2.60%)[2,6]	30.83%[2]

Supplemental data and ratios:
Net assets, end of period	$2,276,874	$46,167,435
Ratio of net expenses to average net assets:
Before expense reimbursement	7.00%[3]	2.26%[3]
After expense reimbursement	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.39)%[3]	1.56%[3]
After expense reimbursement	2.86%[3]	2.07%[3]
Portfolio turnover rate[5]	1,259%	861%

[1]	Commencement of Operations.

[2]	Not Annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Japan Bull Fund would have been lower by 1.05%.

66

	Dollar Bear 2.5X Fund	Mid Cap Bull 2.5X Fund	Total Market Bull 2.5X Fund
	Investor Class	Investor Class	Investor Class
	June 12, 2006[1] to	May 2, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.60	0.55	0.26
Net realized and unrealized gain (loss) on investments	1.64	2.73	4.32

Total from investment operations	2.24	3.28	4.58

Less distributions:
Dividends from net investment income	(0.05)	-	(1.10)
Distributions from realized gains	(0.03)	-	(0.32)
Total distributions	(0.08)	-	(1.42)

Net asset value, end of period	$22.16	$23.28	$23.16

Total return	11.22%[2,6]	16.40%[2]	23.48%[2,6]

Supplemental data and ratios:
Net assets, end of period	$2,794,759	$8,364,607	$1,902,488
Ratio of net expenses to average net assets:
Before expense reimbursement	6.54%[3]	4.57%[3]	14.27%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.55)%[3]	(0.09)%[3]	(11.29)%[3]
After expense reimbursement	3.24%[3]	2.73%[3]	1.23%[3]
Portfolio turnover rate[5]	0%	2,617%	921%

[1]	Commencement of Operations.

[2]	Not Annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]
The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Dollar Bear 2.5X Fund and the Total Market Bull 2.5X Fund would have been lower by 0.25% and 0.06%, respectively.

67

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.

PN-1

PROSPECTUS
August 28, 2007

Investor Class
Service Class

[DIREXION LOGO]
33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

MORE INFORMATION ON THE DIREXION FUNDS

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201

Call:	(800) 851-0511

By Internet: www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

DIREXION FUNDS

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

The Direxion Funds (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to the public.  This Statement of Additional Information (“SAI”) relates to the Investor Class and Service Class Shares of the investment portfolios of the Trust listed below, except that the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Dynamic HY Bond Fund and HY Bear Fund do not currently offer Service Class shares, (each a “Fund,” together, the “Funds”) noted below.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy.  The Funds are not designed for inexperienced or less sophisticated investors.  Other than Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund, these Funds attempt to provide daily investment results that correspond to a specific index or benchmark on a given day.  The Funds with the word “Bull” in their name (the “Bull Funds”) attempt to provide investment results that correlate positively to an index or benchmark, while the Funds with the word “Bear” in their name (the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

BULL FUNDS	BEAR FUNDS
Total Market Bull 2.5X Fund	Total Market Bear 2.5X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund	Mid Cap Bear 2.5X Fund
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
Equity Income Bull 2.5X Fund	Equity Income Bear 2.5X Fund
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund
Japan Bull 2X Fund	Japan Bear 2X Fund
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Latin America Bull 2X Fund	Latin America Bear 2X Fund
Real Estate Bull 2X Fund	Real Estate Bear 2X Fund (formerly Short Real Estate Fund)
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Commodity Bear 2X Fund
Biotech Bull 2X Fund	Biotech Bear 2X Fund
Oil & Gas Bull 2X Fund	Oil & Gas Bear 2X Fund
Precious Metals Bull 2X Fund	Precious Metals Bear 2X Fund
Healthcare Bull 2X Fund	Healthcare Bear 2X Fund
Financial Bull 2X Fund	Financial Bear 2X Fund
10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

The Trust also offers the U.S. Government Money Market Fund (the “Money Market Fund”), which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.  The Money Market Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured.  Shares of the Money Market Fund are not deposits or obligations, or guaranteed or endorsed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.  An investment in the Money Market Fund is neither insured nor guaranteed by the United States government.

This SAI, dated August 28, 2007, is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated August 28, 2007.  This SAI is incorporated herein by reference into the Funds’ Prospectus.  In other words, it is legally part of the Funds’ Prospectus.  To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.
Dated: August 28, 2007

Page

THE DIREXION FUNDS	1

CLASSIFICATION OF THE FUNDS	1

INVESTMENT POLICIES AND TECHNIQUES	2

American Depositary Receipts (“ADRs”)	3
Asset-Backed Securities	3
Bank Obligations	4
Corporate Debt Securities	4
Equity Securities	5
Foreign Currencies	6
Foreign Securities	9
Illiquid Investments and Restricted Securities	10
Indexed Securities	10
Interest Rate Swaps	11
Junk Bonds	11
Mortgage-Backed Securities	11
Municipal Obligations	13
Options, Futures and Other Strategies	13
Other Investment Companies	18
Repurchase Agreements	19
Reverse Repurchase Agreements	19
Short Sales	20
Swap Agreements	20
Unrated Debt Securities	21
U.S. Government Securities	21
Zero-Coupon Securities	22
Other Investment Risks and Practices	22
Risk of Tracking Error	23

INVESTMENT RESTRICTIONS	24

PORTFOLIO TRANSACTIONS AND BROKERAGE	27

PORTFOLIO HOLDINGS INFORMATION	30

MANAGEMENT OF THE TRUST	30

Trustees and Officers	30
Principal Shareholders, Control Persons and Management Ownership	44
Investment Adviser	54
Portfolio Manager	58
Portfolio Manager	59
Proxy Voting Policies and Procedures	60
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	60
Distributor	62
Distribution Plan and Service Fees	62
Independent Registered Public Accounting Firm	64

DETERMINATION OF NET ASSET VALUE	64

PURCHASES AND REDEMPTIONS	66

Retirement Plans	66
Redemption In-Kind	66
Redemptions by Telephone	66
Receiving Payment	66
Anti-Money Laundering	67

i

EXCHANGE PRIVILEGE	67

SHAREHOLDER AND OTHER INFORMATION	68

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	68

Dividends and Other Distributions	68
Taxes	68

FINANCIAL STATEMENTS	71

APPENDIX A: DESCRIPTION OF CORPORATE BOND RATINGS	A-1

APPENDIX B	B-1

ii

THE DIREXION FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series.  On April 28, 2006, the Trust changed its name to the Direxion Funds.  Prior to that date, the Trust was known as the Potomac Funds.

This SAI relates to the Investor Class Shares of all Funds and the Service Class Shares of all Funds except the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Dynamic HY Bond Fund and HY Bear Fund which do not currently offer Service Class shares.  Except for the U.S. Government Money Market Fund, Dynamic HY Bond Fund and the HY Bear Fund, the Funds described in this SAI seek to provide daily investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  Except for the HY Bear Fund, the Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark.  For instance, the benchmark for the Total Market Bull 2.5X Fund is 250% of the daily price performance of the MSCI® US Broad Market Index, while the benchmark for the Total Market Bear 2.5X Fund is 250% of the inverse, or opposite, of the daily price performance of the MSCI® US Broad Market Index.  If, on a given day, the MSCI® US Broad Market Index gains 1%, the Total Market Bull 2.5X Fund is designed to gain approximately 2.5% (which is equal to 250% of 1%), while the Total Market Bear 2.5X Fund is designed to lose approximately 2.5%.  Conversely, if the MSCI® US Broad Market Index loses 1% on a given day, the Total Market Bull 2.5X Fund is designed to lose approximately 2.5%, while the Total Market Bear 2.5X Fund is designed to gain approximately 2.5%.

The Dynamic HY Bond Fund and the HY Bear Fund (the “HY Funds”) are actively managed Funds which do not seek to provide returns which are a multiple of the returns of the target index or benchmark.  The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.  The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.  The term “bear” is used in the financial markets to describe a market which is declining in value.  Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle.  The Funds may be used independently or in combination with each other as part of an overall strategy.  Investor Class shares are designed for sale directly to investors without a sales charge.  Service Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge.  Both the Investor Class and the Service Class are subject to fees under Rule 12b-1 fee and a separate shareholder services fee.

CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a “non-diversified” series of the Trust pursuant to the 1940 Act.  A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

1

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

In general, each Fund (other than the Money Market Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that correspond to a multiple of its index or benchmark.  In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
Total Market Bull 2.5X Fund	MSCI® US Broad Market	250%
Total Market Bear 2.5X Fund		-250%
S&P 500® Bull 2.5X Fund	S&P 500®	250%
S&P 500® Bear 2.5X Fund		-250%
S&P 500® Bear 1X Fund (formerly U.S./Short Fund)		-100%
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100®	250%
NASDAQ-100® Bear 2.5X Fund		-250%
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)		125%
Mid Cap Bull 2.5X Fund	S&P® MidCap 400	250%
Mid Cap Bear 2.5X Fund		-250%
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Russell 2000®	250%
Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)		-250%
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Dow Jones Industrial Average	125%
Equity Income Bull 2.5X Fund	Dow Jones Select DividendSM	250%
Equity Income Bear 2.5X Fund		-250%
Dollar Bull 2.5X Fund	U.S. Dollar®	250%
Dollar Bear 2.5X Fund		-250%
Japan Bull 2X Fund	Nikkei® 225	200%
Japan Bear 2X Fund		-200%
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	MSCI Emerging MarketsSM	200%
Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)		-200%
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	MSCI EAFE®	200%
Developed Market Bear 2X Fund (formerly Developed Markets Short Fund)		-200%
Latin America Bull 2X Fund	S&P® Latin America 40	200%
Latin America Bear 2X Fund		-200%

2

Fund	Index or Benchmark	Daily Target
Real Estate Bull 2X Fund	Dow Jones U.S. Real Estate	200%
Real Estate Bear 2X Fund (formerly Short Real Estate Fund)		-200%
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Morgan Stanley® Commodity Related	200%
Commodity Bear 2X Fund		-200%
Biotech Bull 2X Fund	Biotech HOLDRs	200%
Biotech Bear 2X Fund		-200%
Oil & Gas Bull 2X Fund	Energy Select Sector	200%
Oil & Gas Bear 2X Fund		-200%
Precious Metals Bull 2X Fund	Dow Jones Precious Metals	200%
Precious Metals Bear 2X Fund		-200%
Healthcare Bull 2X Fund	Health Care Select Sector	200%
Healthcare Bear 2X Fund		-200%
Financial Bull 2X Fund	Financial Select Sector	200%
Financial Bear 2X Fund		-200%
10 Year Note Bull 2.5X Fund	10 Year Treasury Note	250%
10 Year Note Bear 2.5X Fund		-250%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

The above table reflects the current daily targets.  The Small Cap Bull 2.5X Fund sought a daily target of 125% until April 30, 2006 and the Small Cap Bear 2.5X Fund sought a daily target of 100% until March 7, 2005 and 200% until April 30, 2006.  The 10 Year Note Bear 2.5X Fund sought a daily target of 200% until April 30, 2006.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs.  ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation.  ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange).  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

3

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments.  The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments.  See “Foreign Securities” below.  These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

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The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks.  A Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  A Fund may invest in convertible securities that may be considered high yield securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock.  A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights.  A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

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Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies.  Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar.  Exchange rates fluctuate for a number of reasons.

Inflation.  Exchange rates change to reflect changes in a currency’s buying power.  Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency.  Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors.  Political instability in a country can cause a currency to depreciate.  Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business.  As a result, to the extent that the a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase.  If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars.  Gains or losses on shares of the a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares.  The amount of appreciation or depreciation in the a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions.  A Fund conducts currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.  A Fund also enters into forward currency contracts.  See “Options, Futures and Other Strategies” below.  A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

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A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate.  For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging).  Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities.  Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.  If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars.  Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options.  A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies.  A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

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Foreign Currency Exchange-Related Securities.

Foreign currency warrants.  Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities.  Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

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Performance indexed paper.  Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Hybrid Instruments

A Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level.  Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the NAV of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  A Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments.  No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), the Funds’ investment adviser, has determined under Board-approved guidelines are liquid.  No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

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The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes.  Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.  The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian.  A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy.  If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

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Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees.  The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Municipal Obligations

A Fund may invest in municipal obligations.  In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers.  The credit quality of a municipal obligation can be affected by, among other factors:  a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security.  Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security.  The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General.  A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.  A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction.  Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (the “AMEX®”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies, Securities and Commodities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

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Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity.  To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment.  In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.  Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.  If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors.  The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities.  Certain commodities are also subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

A Fund intends to limit investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, a Fund will either seek instruction from a Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund proportionate to the vote of all other holders of such security.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity.  Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds.  Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments.  Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements.  A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities.  Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

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Real Estate Companies

A Fund may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate.  Such investments include common stocks (including Real Estate Investment Trust shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

A Fund may make investments in Real Estate Investment Trusts (“REITs”).  REITs include equity, mortgage and hybrid REITs.  Equity REITs own real estate properties, and their revenue comes principally from rent.  Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans.  Hybrid REITs combine characteristics of both equity and mortgage REITs.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

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Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by a Fund.  Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will:  (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund illiquid investment limitations.  A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

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A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer.  The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

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Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date.  A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction.  A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested.  If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date.  Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, a Fund may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Other Investment Risks and Practices

Borrowing.  A Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

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As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, Small Cap Bull 2.5X Fund, the Small Cap Bear 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of their total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  A Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover.  The Trust anticipates that investors in a Fund, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds.  A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover.  Because each Fund’s portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund’s actual turnover rate.  A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero.  However, each Fund’s portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of their applicable indices.  Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of leveraging).

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While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments.  As a result, a Fund’s short-term performance will reflect such deviation from its target index.

In the case of a Fund whose NAVs are intended to move inversely from their target indices (the Bear Funds) the factor of compounding also may lead to tracking error.  Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s NAV can be altered significantly over time by a compounding effect.  For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s NAV by a percentage that is somewhat greater than the percentage that the index’s returns decreased.  Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s NAV by a percentage that would be somewhat less than the percentage that the index returns increased.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Except for the Money Market Fund, a Fund shall not:

1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of a Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Pledge, mortgage, or hypothecate a Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

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5.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

6.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that a Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Limitation 4 above and 7 below; and (3) each Fund, except the NASDAQ-100® Bull 1.25X Fund, the Small Cap Bull 2.5X Fund and the Dow 30SM Bull 1.25 Fund, may make short sales of securities.

7.	Borrowing

Each Fund, except the S&P 500® Bear 1X Fund, the NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Small Cap Bear 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; or (3) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets; (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements; or (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The S&P 500® Bear 1X Fund and the Small Cap Bear 2.5X Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of a Fund’s total assets; (2) in an amount up to 33 1/3% of the value of a Fund’s total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.	Short Sales

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The Small Cap Bull 2.5X Fund, the NASDAQ-100® Bull 1.25X Fund and the Dow 30SM Bull 1.25X Fund have each adopted the following investment limitation:

A Fund shall not

Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales “against the box,” obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

9.	25% Limitation

Each Fund, except the NASDAQ-100® Bull 1.25X Fund, Real Estate Bear 2X Fund, the Real Estate Bull 2X Fund, the Biotech Bear 2X Fund, the Biotech Bull 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund and the Financial Bear 2X Fund has adopted the following investment limitation:

A Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The NASDAQ-100® Bull 1.25X Fund has adopted the following investment limitation:

The Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the NASDAQ® Index.  There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Real Estate Bear 2X Fund, the Real Estate Bull 2X Fund, the Biotech Bear 2X Fund, the Biotech Bull 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund and the Financial Bear 2X Fund has adopted the following investment limitation:

A Fund shall:

Invest 25% or more of the value of its total assets in the securities of issuers in a single industry or group of industries in accordance with its investment objective as disclosed in the Fund’s Prospectus.

Money Market Fund

The Money Market Fund has adopted the following investment limitations:

The Money Market Fund shall not:

10.	Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

11.
Lend the Money Market Fund’s portfolio securities in excess of 15% of its total assets.  Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

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12.	Underwrite securities of any other issuer.

13.	Purchase, hold, or deal in real estate or oil and gas interests.

14.	Issue senior securities, except as permitted by the Money Market Fund’s investment objective and policies.

15.
Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

16.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

17.
Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.  In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

18.
Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as a Fund.  For this purpose, “all of a Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  For the Money Market Fund, there is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

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In effecting portfolio transactions for a Fund (other than the Money Market Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by each of the following Funds for periods shown are set forth in the tables below.

NASDAQ-100® Bull 1.25X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 20,031
Year Ended August 31, 2005	$ 10,170
Year Ended August 31, 2004	$ 51,896

Dow 30SM Bull 1.25X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 11,039
Year Ended August 31, 2005	$ 8,191
Year Ended August 31, 2004	$ 62,180

S&P 500® Bear 1X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 2,418
Year Ended August 31, 2005	$ 2,527
Year Ended August 31, 2004	$ 4,209

Small Cap Bull 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 3,470
Year Ended August 31, 2005	$ 7,475
Year Ended August 31, 2004	$ 7,421

Small Cap Bear 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 6,783
Year Ended August 31, 2005	$ 6,395
Year Ended August 31, 2004	$ 7,695

28

10 Year Note Bull 2.5X Fund	Brokerage Fees Paid
Year ended August 31, 2006	$ 8,034
March 31, 2005 - August 31, 2005	$ 2,854

10 Year Note Bear 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 9,936
Year Ended August 31, 2005	$ 24,904
May 17, 2004 - August 31, 2004	$ 2,816

Commodity Bull 2X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 17,451
February 17, 2005 - August 31, 2005	$102,020

Developed Markets Bull 2X Fund	Brokerage Fees Paid
January 1, 2006 - August 31, 2006	$ 3,283

Developed Markets Bear 2X Fund	Brokerage Fees Paid
February 6, 2006 - August 31, 2006	$ 535

Emerging Markets Bull 2X Fund	Brokerage Fees Paid
November 1, 2005 - August 31, 2006	$ 27,493

Emerging Markets Bear 2X Fund	Brokerage Fees Paid
November 4, 2005 - August 31, 2006	$ 51

HY Bear Fund	Brokerage Fees Paid
September 20, 2005 - August 31, 2006*	$ 0

Dynamic HY Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2006*	$ 68
Year Ended August 31, 2005*	$ 0
July 1, 2004 – August 31, 2004	$ 0

Money Market Fund*	Brokerage Fees Paid
Year Ended August 31, 2006	$ 0
Year Ended August 31, 2005	$ 0
Year Ended August 31, 2004	$ 0

*
The Dynamic HY Bond Fund, the HY Bear Fund and the Money Market Fund trades fixed income securities with no stated commission.  The aggregate brokerage fees reflected above do not include undisclosed dealer commissions or mark-up/downs.

Japan Bull 2X Fund	Brokerage Fees Paid
May 3, 2006 - April 30, 2007	$ 1,176

Total Market Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 878

Mid Cap Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 1,071

29

NASDAQ-100® Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 10,664

Latin America Bull 2X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 20,385

S&P 500® Bull 2.5X Fund	Brokerage Fees Paid
May 1, 2006 - April 30, 2007	$ 0

S&P 500® Bear 2.5X Fund	Brokerage Fees Paid
May 1, 2006 - April 30, 2007	$ 0

Dollar Bear 2.5X Fund	Brokerage Fees Paid
June 12, 2006 - April 30, 2007	$ 0

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding a Fund’s portfolio investments to ensure that such disclosure is in the best interests of a Fund’s shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of a Fund.  Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days.  In addition, a Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

In addition, a Fund’s service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to a Fund.  In no event shall the Advisers, their affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between a Fund’s shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of a Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board.  The Trustees are responsible for managing a Fund’s business affairs and for exercising all of a Fund’s powers except those reserved to the shareholders.  A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust.  Each Trustee of the Trust also serves on the Board of the Direxion Insurance Trust, the other registered investment company in the Direxion mutual fund complex.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

30

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	116	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992- present; Trustee, The Opening Word Program, Wyandanch, New York.	116	None
Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985- present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	116	None
John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	116	MainStay VP Series Fund, Inc.

31

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Ron Fernandes Age: 49	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003- 2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002.	N/A	None
Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
William Franca Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None
Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04 – 2/06.	N/A	None
Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Anderson, 1999- 2000.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)
The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 51 portfolios of the 71 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

32

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met three times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair.  The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The following table shows the amount of equity securities in a Fund owned by the Trustees as of the calendar year ended December 31, 2006:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins(1)	Daniel J. Byrne	Gerald E. Shanley III	John Weisser(2)
NASDAQ-100® Bull 1.25X Fund	$0	$0	$0	$0	N/A
NASDAQ-100® Bull 2.5X Fund	$0	$0	$0	$0	N/A
NASDAQ-100® Bear 2.5X Fund	$0	$0	$0	$0	N/A
Dow 30SM Bull 1.25X Fund	$0	$0	$0	$0	N/A
S&P 500® Bear 1X Fund	$0	$0	$0	$0	N/A
S&P 500® Bull 2.5X Fund	$0	$0	$0	$0	N/A
S&P 500® Bear 2.5X Fund	$0	$0	$0	$0	N/A
Mid Cap Bull 2.5X Fund	$0	$0	$0	$0	N/A
Small Cap Bull 2.5X Fund	$0	$0	$0	$0	N/A
Small Cap Bear 2.5X Fund	$0	$0	$0	$0	N/A
Japan Bull 2X Fund	$0	$0	$0	$0	N/A
Emerging Markets Bull 2X Fund	$0	$0	$0	$0	N/A
Emerging Markets Bear 2X Fund	$0	$0	$0	$0	N/A
Developed Markets Bull 2X Fund	$0	$0	$0	$0	N/A
Developed Markets Bear 2X Fund	$0	$0	$0	$0	N/A
Latin America Bull 2X Fund	$0	$0	$0	$0	N/A

33

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
Lawrence C. Rafferty	Jay F. Higgins(1)	Daniel J. Byrne	Gerald E. Shanley III	John Weisser(2)
Commodity Bull 2X Fund	$0	$0	$0	$0	N/A
Total Market Bull 2.5X Fund	$0	$0	$0	$0	N/A
10 Year Note Bull 2.5X Fund	$0	$0	$0	$0	N/A
10 Year Note Bear 2.5X Fund	$0	$0	$0	$0	N/A
HY Bear Fund	$ 0	$ 0	$0	$0	N/A
Dynamic HY Bond Fund	$0	$ 0	$0	$0	N/A
Money Market Fund	$0	$0	$0	$0	N/A
Aggregate Dollar Range of Equity Securities in the Fund Complex(3)	$0	$0	$10,001 - $50,000	$0	N/A
(1)	As of May 22, 2007, Mr. Higgins resigned as an Interested Trustee of the Direxion Complex.
(2)	As of March 7, 2007, Mr. Weisser became a Disinterested Trustee of the Direxion Complex and, therefore, did not have ownership in any equity securities in the Direxion Complex.
(3)
The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 51 portfolios of the 71 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust.  The following tables show the compensation earned by each Trustee for the Trust’s fiscal year ended April 30, 2007.

NASDAQ-100® Bull 1.25X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins(2)	$504	$0	$0	$20,000

Disinterested Trustees
Kevin G. Boyle(3)	$504	$0	$0	$20,000
Daniel J. Byrne	$504	$0	$0	$20,000

34

Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Gerald E. Shanley III	$657	$0	$0	$26,000
John Weisser(4)	N/A	N/A	N/A	N/A

Dow 30SM Bull 1.25X Fund
Name of Person, Position	Aggregate Compensation From the Dow 30SM Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins(2)	$369	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$369	$0	$0	$20,000

Daniel J. Byrne	$369	$0	$0	$20,000

Gerald E. Shanley III	$479	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

S&P 500® Bear 1X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 1X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$120	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$120	$0	$0	$20,000

Daniel J. Byrne	$119	$0	$0	$20,000

Gerald E. Shanley III	$155	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

35

Small Cap Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Small Cap Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$393	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$393	$0	$0	$20,000

Daniel J. Byrne	$393	$0	$0	$20,000

Gerald E. Shanley III	$509	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Small Cap Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Small Cap Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$534	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$534	$0	$0	$20,000

Daniel J. Byrne	$534	$0	$0	$20,000

Gerald E. Shanley III	$693	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Commodity Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Commodity Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

36

Name of Person, Position	Aggregate Compensation From the Commodity Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Jay F. Higgins(2)	$282	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$282	$0	$0	$20,000

Daniel J. Byrne	$282	$0	$0	$20,000

Gerald E. Shanley III	$368	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

10 Year Note Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the 10 Year Note Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$200	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$200	$0	$0	$20,000

Daniel J. Byrne	$200	$0	$0	$20,000

Gerald E. Shanley III	$261	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

10 Year Note Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the 10 Year Note Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$983	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$983	$0	$0	$20,000

37

Name of Person, Position	Aggregate Compensation From the 10 Year Note Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Daniel J. Byrne	$983	$0	$0	$20,000

Gerald E. Shanley III	$1,278	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Developed Markets Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Developed Markets Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$183	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$183	$0	$0	$20,000

Daniel J. Byrne	$183	$0	$0	$20,000

Gerald E. Shanley III	$240	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Developed Markets Bear 2X Fund
Name of Person, Position	Aggregate Compensation From the Developed Markets Bear Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$215	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$215	$0	$0	$20,000

Daniel J. Byrne	$215	$0	$0	$20,000

Gerald E. Shanley III	$280	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

38

Emerging Markets Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Emerging Markets Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$807	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$807	$0	$0	$20,000

Daniel J. Byrne	$807	$0	$0	$20,000

Gerald E. Shanley III	$1,048	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Emerging Markets Bear 2X Fund
Name of Person, Position	Aggregate Compensation From the Emerging Markets Bear 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$197	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$197	$0	$0	$20,000

Daniel J. Byrne	$197	$0	$0	$20,000

Gerald E. Shanley III	$257	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

39

Dynamic HY Bond Fund and HY Bear Fund
Name of Person, Position	Aggregate Compensation From the Dynamic HY Bond Fund	Aggregate Compensation From the HY Bear Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0	$0

Jay F. Higgins(2)	$2,194	$245	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$2,194	$245	$0	$0	$20,000

Daniel J. Byrne	$2,194	$245	$0	$0	$20,000

Gerald E. Shanley III	$2,853	$318	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A	N/A

U.S. Government Money Market Fund
Name of Person, Position	Aggregate Compensation From the Money Market Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$906	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$906	$0	$0	$20,000

Daniel J. Byrne	$906	$0	$0	$20,000

Gerald E. Shanley III	$1,178	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Japan Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Japan Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

40

Name of Person, Position	Aggregate Compensation From the Japan Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Jay F. Higgins(2)	$214	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$160	$0	$0	$15,000

Daniel J. Byrne	$247	$0	$0	$23,000

Gerald E. Shanley III	$311	$0	$0	$29,000

John Weisser(4)	$97	$0	$0	$8,000

S&P 500® Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$241	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$181	$0	$0	$15,000

Daniel J. Byrne	$278	$0	$0	$23,000

Gerald E. Shanley III	$350	$0	$0	$29,000

John Weisser(4)	$97	$0	$0	$8,000

S&P 500® Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$197	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$147	$0	$0	$15,000

Daniel J. Byrne	$226	$0	$0	$23,000

41

Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Gerald E. Shanley III	$285	$0	$0	$29,000

John Weisser(4)	$79	$0	$0	$8,000

Total Market Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Total Market Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$195	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$146	$0	$0	$15,000

Daniel J. Byrne	$225	$0	$0	$23,000

Gerald E. Shanley III	$284	$0	$0	$29,000

John Weisser(4)	$79	$0	$0	$8,000

Mid Cap Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Mid Cap Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$155	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$116	$0	$0	$15,000

Daniel J. Byrne	$178	$0	$0	$23,000

Gerald E. Shanley III	$224	$0	$0	$29,000

John Weisser(4)	$62	$0	$0	$8,000

42

Dollar Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Dollar Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$189	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$141	$0	$0	$15,000

Daniel J. Byrne	$217	$0	$0	$23,000

Gerald E. Shanley III	$274	$0	$0	$29,000

John Weisser(4)	$76	$0	$0	$8,000

NASDAQ-100® Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$272	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$204	$0	$0	$15,000

Daniel J. Byrne	$272	$0	$0	$23,000

Gerald E. Shanley III	$395	$0	$0	$29,000

John Weisser(4)	$109	$0	$0	$8,000

NASDAQ-100® Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$209	$0	$0	$20,000

43

Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Disinterested Trustees

Kevin G. Boyle(3)	$156	$0	$0	$15,000

Daniel J. Byrne	$240	$0	$0	$23,000

Gerald E. Shanley III	$303	$0	$0	$29,000

John Weisser(4)	$84	$0	$0	$8,000

Latin America Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Latin America Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$263	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$197	$0	$0	$15,000

Daniel J. Byrne	$303	$0	$0	$23,000

Gerald E. Shanley III	$381	$0	$0	$29,000

John Weisser(4)	$106	$0	$0	$8,000

(1)	For the fiscal year ended April 30, 2007, trustees’ fees and expenses in the amount of $95,000 were incurred by the Trust.
(2)	As of May 22, 2007, Mr. Higgins resigned as an Interested Trustee of the Direxion Complex.
(3)	As of March 7, 2007, Mr. Boyle resigned as a Disinterested Trustee of the Direxion Complex.
(4)	As of March 7, 2007, Mr. Weisser became a Disinterested Trustee of the Direxion Complex.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of August 2, 2007, the following shareholders were considered to be either a control person or principal shareholder of a Fund:

44

NASDAQ-100® Bull 1.25X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	45.86%

National Financial Services, Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	25.24%

Ameritrade Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.92%

Trust Company of American FBO 128 P.O. Box 6503 Englewood, CO 80155-6503	5.26%

Dow 30SM Bull 1.25X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	61.84%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	7.48%
FTC & Co. Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	6.14%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	6.01%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.06%

S&P 500® Bear 1X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	36.57%

45

Name and Address	% Ownership
FTC & Co. Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	32.50%
Ameritrade, Inc P.O. Box 2226 Omaha, NE 68103-2226	14.97%
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	9.26%

Small Cap Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	43.91%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	11.84%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	7.63%
Wells Fargo Investments, LLC 608 Second Avenue South 8th FL Minneapolis, MN 55402-1927	5.92%
Scottrade, Inc. P.O. Box 31759 St. Louis, MO 63131-0759	5.20%

Small Cap Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	55.43%

46

Name and Address	% Ownership
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	31.33%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	5.02%

Emerging Markets Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	60.54%
Charles Schwab & Co. Inc. Attn: Mutual Fund Operations 101 Montgomery Street San Francisco, CA 94104-4151	20.07%

Emerging Markets Bear 2X Fund--Investor Class

Name and Address	% Ownership
LLARC Capital Limited Partnership 1 Cranberry HL Lexington, MA 02421-7394	27.74%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	24.99%
Prudential Investment Management 100 Mulberry Street 3 Gateway Center FL. Mail Stop NJ 5-11-20 Newark, NJ 07102-4061	12.75%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive S, Ste. 700 Denver, CO 80246	9.78%
Developed Markets Bull 2X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	44.51%

47

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	17.03%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	16.75%
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	12.83%

Developed Markets Bear 2X Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	33.83%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	26.71%
Charles Schwab & Co. Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	19.52%
Pershing LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	17.03%

Commodity Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	51.19%
Charles Schwab & Co. Inc. Attn: Mutual Fund Operations 101 Montgomery Street San Francisco, CA 94104-4151	19.63%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.06%

48

10 Year Note Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	56.53%
FTC & Co Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	25.27%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	9.46%

10 Year Note Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	31.85%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	23.02%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	17.09%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.66%
LPL Financial Services 9785 Towne Center Drive San Diego, CA 92121-1968	5.51%

Total Market Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	37.15%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	13.30%

49

Name and Address	% Ownership
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	11.32%
E*Trade Clearing, Inc. P.O. Box 989030 West Sacramento, CA 95798-9030	5.70%

S&P 500® Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	22.14%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	21.93%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.11%
Angelo A. Abramo Linda Abramo 6602 Aiken Road Lockport, NY 14094	6.32%
Pershing LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	6.15%
Prudential Investment Management Service For the Benefit of Mutual Fund Clients 100 Mulberry Street 3 Gateway Center Newark, NJ 07102-4061	5.96%

S&P 500® Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	57.40%

50

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	16.53%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.90%

NASDAQ-100® Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	39.76%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	27.35%

NASDAQ-100® Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	57.76%
Prudential Investment Management Service For the Benefit of Mutual Fund Clients 100 Mulberry Street 3 Gateway Center Mailstop NJ 05-11-20 Newark, NJ 07102-4061	17.72%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	9.21%

51

Mid Cap Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	49.64%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	17.68%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	7.43%

Dollar Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	35.24%
Mercury & Co. c/o Investors Bank & Trust Co. 200 Claredon St. #FCG124 Boston, MA 02116-5021	10.00%
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.20%

Japan Bull 2X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive S, Ste. 700 Denver, CO 80246	75.57%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	16.26%

Latin America Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	46.22%

52

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	23.82%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	11.34%

Dynamic HY Bond Fund

Name and Address	% Ownership
Pershing, LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	81.91%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	12.37%

HY Bear Fund

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	54.72%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	15.56%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	10.21%
Trust Company of America FBO 128 P.O. Box 6503 Englewood, CO 80155-6503	9.83%

Money Market Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	41.82%

53

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	16.52%
Trust Company of America FBO 83 P.O. Box 6503 Englewood, CO 80155-6503	12.53%

The other Funds, which had not commenced operations as of the date of this SAI, had no control persons or principal shareholders.

In addition, as of August 6, 2007, except for the Dow 30SM Bull 1.25X Fund, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Funds.  For the Dow 30SM Bull 1.25X Fund, they owned 4.30% of its outstanding shares.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to a Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of a Fund, and Rafferty, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund other than the Money Market Fund pays Rafferty 0.75% at an annual rate based on its average daily net assets.  The Money Market Fund pays Rafferty 0.50% at an annual rate based on its average daily net assets.

Each Fund is responsible for its own operating expenses.  Rafferty has contractually agreed to waive its fees and/or reimburse the following Funds’ operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses) through August 31, 2008 and April 30, 2008, as noted below, to the extent that their Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively, of daily net assets.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

Fund	Termination Date of Contractual Waiver
Small Cap Bull 2.5X Fund	August 31, 2008
Small Cap Bear 2.5X Fund	August 31, 2008
NASDAQ-100® Bull 1.25X Fund	August 31, 2008
Dow 30SM Bull 1.25X Fund	August 31, 2008
S&P 500® Bear 1X Fund	August 31, 2008
Emerging Markets Bull 2X Fund	August 31, 2008
Emerging Markets Bear 2X Fund	August 31, 2008

54

Developed Markets Bull 2X Fund	August 31, 2008
Developed Markets Bear 2X Fund	August 31, 2008
Total Market Bull 2.5X Fund	April 30, 2008
S&P 500® Bull 2.5X Fund	April 30, 2008
S&P 500® Bear 2.5X Fund	April 30, 2008
NASDAQ-100® Bull 2.5X Fund	April 30, 2008
NASDAQ-100® Bear 2.5X Fund	April 30, 2008
Mid Cap Bull 2.5X Fund	April 30, 2008
Dollar Bear 2.5X Fund	April 30, 2008
Japan Bull 2X Fund	April 30, 2008
Latin America Bull 2X Fund	April 30, 2008

Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse all other following Funds’ Other Expenses through the dates noted below to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50% (1.25% and 2.25% for the Money Market Fund), respectively (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time.  Any expense waiver is subject to reimbursement by each Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  There is no assurance that Rafferty will continue this waiver after this date.

Fund	Termination Date of Voluntary Waiver
Total Market Bear 2.5X Fund	April 30, 2008
Mid Cap Bear 2.5X Fund	April 30, 2008
Equity Income Bull 2.5X Fund	April 30, 2008
Equity Income Bear 2.5X Fund	April 30, 2008
Dollar Bull 2.5X Fund	April 30, 2008
Japan Bear 2X Fund	April 30, 2008
Latin America Bear 2X Fund	April 30, 2008
Real Estate Bear 2X Fund	April 30, 2008
Real Estate Bull 2X Fund	April 30, 2008
Commodity Bull 2X Fund	August 31, 2008
Commodity Bear 2X Fund	August 31, 2008
Biotech Bull 2X Fund	April 30, 2008
Biotech Bear 2X Fund	April 30, 2008
Oil & Gas Bull 2X Fund	April 30, 2008
Oil & Gas Bear 2X Fund	April 30, 2008
Precious Metals Bull 2X Fund	April 30, 2008
Precious Metals Bear 2X Fund	April 30, 2008
Healthcare Bull 2X Fund	April 30, 2008
Healthcare Bear 2X Fund	April 30, 2008
Financial Bull 2X Fund	April 30, 2008
Financial Bear 2X Fund	April 30, 2008
10 Year Note Bull 2.5X Fund	August 31, 2008
10 Year Note Bear 2.5X Fund	August 31, 2008
Dynamic HY Bond Fund	August 31, 2008
HY Bear Fund	August 31, 2008
U.S. Government Money Market Fund	August 31, 2008

55

The tables below show the amount of advisory fees incurred by each of the following Funds and the amount of fees waived and/or reimbursed by Rafferty for the fiscal periods shown.

NASDAQ-100® Bull 1.25X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$98,980	$ 0
Year Ended August 31, 2005	$96,445	$ 0
Year Ended August 31, 2004	$157,560	$ 0

Dow 30SM Bull 1.25X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$59,150	$37,053
Year Ended August 31, 2005	$78,061	$ 6,571
Year Ended August 31, 2004	$185,158	$ 0

S&P 500® Bear 1X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$45,914	$42,463
Year Ended August 31, 2005	$41,480	$44,599
Year Ended August 31, 2004	$96,645	$ 2,785

Small Cap Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 66,422	$ 28,771
Year Ended August 31, 2005	$156,931	$ 0
Year Ended August 31, 2004	$358,611	$ 0

Small Cap Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006(1)	$154,822	$ 0
Year Ended August 31, 2005	$ 97,808	$ 22,787
Year Ended August 31, 2004	$141,183	$ 7,533
(1)           The Advisor recouped $24,251 in expenses that were previously waived and/or reimbursed.

Commodity Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 79,372	$ 72,524
February 17, 2005 to August 31, 2005	$ 64,497	$ 17,256

10 Year Note Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 18,753	$75,078
March 31, 2005 to August 31, 2005	$ 5,118	$49,224

10 Year Note Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$193,351	$ 0
Year Ended August 31, 2005(1)	$225,694	$ 0
May 17, 2004 to August 31, 2004	$ 12,812	$37,516
(1)           The Advisor recouped $37,516 in expenses that were previously waived and/or reimbursed.

Developed Markets Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
January 25, 2006 - August 31, 2006	$ 17,905	$ 51,779

Developed Markets Bear 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
February 6, 2006 - August 31, 2006	$ 25,259	$ 36,493

56

Emerging Markets Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
November 1, 2005 - August 31, 2006	$150,734	$ 0

Emerging Markets Bear 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
November 4, 2005 - August 31, 2006	$ 36,977	$ 49,468

HY Bear Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
September 20, 2005 - August 31, 2006	$ 40,935	$73,452

Dynamic HY Bond Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$648,066	$ 0
Year Ended August 31, 2005	$1,832,299	$ 0
July 1, 2004 – August 31, 2004	$127,235	$ 0

Money Market Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006(1)	$166,245	$ 0
Year Ended August 31, 2005	$136,308	$ 20,143
Year Ended August 31, 2004	$ 94,649	$ 58,023
(1)           The Advisor recouped $28,144 in expenses that were previously waived and/or reimbursed.

Japan Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 3, 2006 – April 30, 2007	$ 13,671	$95,705

S&P 500® Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 52,355	$97,617

S&P 500® Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 15,347	$108,118

Total Market Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 6,001	$100,162

Mid Cap Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 23,989	$90,530

Dollar Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 12, 2006 – April 30, 2007	$ 15,213	$97,186

NASDAQ-100® Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 53,701	$119,492

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NASDAQ-100® Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 40,117	$79,014

Latin America Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 94,986	$65,146

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act.  The Advisory Agreement with respect to each Fund continued in force for an initial period of two years after the date of its approval.  The Advisory Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Manager

Mr. Loren L. Norton serves as the portfolio manager for the Dynamic HY Bond Fund and the HY Bear Fund.  In addition to the HY Funds, he manages the following other accounts as of April 30, 2007:

Portfolio Manager -Other Accounts-	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	3	$100	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Norton manages another account, which shares the HY Funds’ objective to invest in lower quality debt instruments.  Because of the similarities in the investment objectives and strategies of the HY Funds and the other account, conflicts of interest may arise.  As a result, the Adviser has adopted trade initiation, execution and allocation procedures that, among other things, ensure that the Adviser treats all clients fairly when taking an investment action.

Rafferty has not identified any other material conflicts between the HY Funds and the other account managed by Mr. Norton.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the HY Funds and the other account.  The management of the HY Funds and the other account may result in unequal time and attention being devoted to the HY Funds and the other account.

The portfolio manager’s compensation is paid by Rafferty.  Mr. Norton’s compensation primarily consists of a fixed base salary and a bonus.  His salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by his individual performance, including factors such as attention to detail, process, and efficiency, and are affected by the overall performance of the firm.  His salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used.  Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

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Set forth below are the dollar ranges of securities of the HY Funds beneficially owned by Mr. Norton as of April 30, 2007:

Name of Fund	Dollar Range of Equity Securities in the Funds
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Dynamic HY Bond Fund	X
HY Bear Fund	X

Portfolio Manager

Each Fund, other than the HY Funds, is managed by an investment committee consisting of Ryan King, Paul Brigandi, Tony Ng, Michael Eschmann, Kenneth Jackson and Adam Gould.  In addition to the Funds, the committee manages the following other accounts as of April 30, 2007:

Other Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	37	$1,060	0	$0
Other Pooled Investment Vehicles	1	$107	0	$0
Other Accounts	0	0	0	$0

Rafferty manages no other accounts with an investment objective similar to that of a Fund.  However, a Fund may invest in the same securities but the nature of each investment (Bull or short) may be opposite and in different proportions.  Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment committee.  However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of a Fund and other accounts.  The management of a Fund and other accounts may result in unequal time and attention being devoted to a Fund and other accounts.  Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from a Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

The investment committee’s compensation is paid by Rafferty.  Their compensation primarily consists of a fixed base salary and a bonus.  The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm.  The investment committee’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

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The members of the investment committee do not own any shares of the Funds as of April 30, 2007.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to a Fund.  U.S. Bank, N.A., Custody Operations, 155 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53202, an affiliate of the Administrator, provides custodian services to a Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets  or a minimum annual fee of $200,000 for the Fund Complex.  The Administrator also is entitled to certain out-of-pocket expenses.

The tables below show the amount of administrative and management services fees incurred by each of the following Funds to the Administrator for the fiscal periods shown.

NASDAQ-100® Bull 1.25X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 17,420
Year ended August 31, 2005	$ 22,011
Year ended August 31, 2004	$ 18,745

Dow 30SM Bull 1.25X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 16,805
Year ended August 31, 2005	$ 21,385
Year ended August 31, 2004	$ 19,383

S&P 500® Bear 1X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 16,774
Year ended August 31, 2005	$ 19,342
Year ended August 31, 2004	$ 16,790

Small Cap Bull 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,117
Year Ended August 31, 2005	$24,649
Year Ended August 31, 2004	$24,086

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Small Cap Bear 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,749
Year Ended August 31, 2005	$21,366
Year Ended August 31, 2004	$18,103

Commodity Bull 2X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,158
February 17, 2005 - August 31, 2005	$12,730

10 Year Note Bull 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$16,722
March 31, 2005 - August 31, 2005	$8,141

10 Year Note Bear 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,860
Year Ended August 31, 2005	$27,771
May 17, 2004 - August 31, 2004	$5,699

Developed Markets Bull 2X Fund	Fees paid to the Administrator
January 25, 2006 - August 31, 2006	$10,247

Developed Markets Bear 2X Fund	Fees paid to the Administrator
February 6, 2006 - August 31, 2006	$8,482

Emerging Markets Bull 2X Fund	Fees paid to the Administrator
November 1, 2005 - August 31, 2006	$13,609

Emerging Markets Bear 2X Fund	Fees paid to the Administrator
November 4, 2005 - August 31, 2006	$13,792

HY Bear Fund	Fees Paid to the Administrator
September 20, 2005 - August 31, 2006	$17,136

Dynamic HY Bond Fund	Fees Paid to the Administrator
Year Ended August 31, 2006	$19,807
Year Ended August 31, 2005	$90,408
July 1, 2004 – August 31, 2004	$2,879

Money Market Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$19,679
Year Ended August 31, 2005	$26,563
Year Ended August 31, 2004	$18,178

Japan Bull 2X Fund	Fees Paid to the Administrator
May 3, 2006 - April 30, 2007	$10,105

S&P 500® Bull 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,732

S&P 500® Bear 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,123

Total Market Bull 2.5X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$10,031

Mid Cap Bull 2.5X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$10,273

Dollar Bear 2.5X Fund	Fees Paid to the Administrator
June 12, 2006 - April 30, 2007	$9,160

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NASDAQ-100® Bull 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,745

NASDAQ-100® Bear 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,545

Latin America Bull 2X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$11,841

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual fee of $600,000 for the Fund Complex.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of a Fund’s assets.  The Custodian holds and administers the assets in a Fund’s portfolios.  Pursuant to the Custodian Agreement, the Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0225% and a $1,000 minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of a Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  For the fiscal year ended April 30, 2007, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.  Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan and Service Fees

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted separate plans for the Investor Class (“Investor Class 12b-1 Plan”) and the Service Class (“Service Class 12b-1 Plan”) of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts.  The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement.

Pursuant to the Investor Class 12b-1 Plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets.  The Board has authorized the Funds to pay 0.25% of the Investor Class’ average daily net assets.  Pursuant to the Service Class 12b-1 Plan, the Service Class shares of a Fund may pay up to 1.00% of the Service Class’ average daily net assets.  The Board has currently authorized the Service Class to pay Rule 12b-1 fees equal to 0.75% of the average daily net assets of the Service Class.  In addition, the Board approved a separate annualized shareholder services fee of 0.25% for the Service Class shares.

In addition, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class and Service Class shares.  The fee compensates service providers and/or financial intermediaries for shareholder services provided to a Fund, including but not limited to:  (a) answering shareholder inquires regarding the manner in which purchases, exchanges and redemptions of Investor Class or Service Class shares of Fund may be effected and other matters pertaining to Investor Class or Service Class shares; (b) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (c) assisting shareholders in arranging for processing of purchase, exchange and redemption transactions; (d) assisting in the enhancement of relations and communication between shareholders and the Funds; (e) assisting in the maintenance of Fund records containing shareholder information; and (g) providing such other related personal services as the shareholder may request.

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Each Plan was approved by the Trustees and the Independent Trustees of the Funds.  In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plans permit payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services.  The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund.  In addition, the Plans authorize payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by each of the following Funds for the periods shown.

Fund (Investor Class)	Period	12b-1 fees Incurred
NASDAQ-100® Bull 1.25X Fund	Year Ended August 31, 2006	$8,250
Dow 30SM Bull 1.25X Fund	Year Ended August 31, 2006	$0
S&P 500® Bear 1X Fund	Year Ended August 31, 2006	$0
Small Cap Bull 2.5X Fund	Year Ended August 31, 2006	$0
Small Cap Bear 2.5X Fund	Year Ended August 31, 2006	$0
Commodity Bull 2X Fund	Year Ended August 31, 2006	$0
10 Year Note Bull 2.5X Fund	Year Ended August 31, 2006	$0
10 Year Note Bear 2.5X Fund	Year Ended August 31, 2006	$112,823
Developed Markets Bull 2X Fund	January 25, 2006 - August 31, 2006	$0
Developed Markets Bear 2X Fund	February 6, 2006 - August 31, 2006	$0
Emerging Markets Bull 2X Fund	November 1, 2005 - August 31, 2006	$27,551
Emerging Markets Bear 2X Fund	November 4, 2005 - August 31, 2006	$0
Dynamic HY Bond Fund	Year Ended August 31, 2006	$349,531
HY Bear Fund	September 20, 2006 - August 31, 2006	$0
Japan Bull 2X Fund	May 3, 2006 – April 30, 2007	$4,289
S&P 500® Bull 2.5X Fund	May 1, 2006 – April 30, 2007	$16,058
S&P 500® Bear 2.5X Fund	May 1, 2006 – April 30, 2007	$4,627
Total Market Bull 2.5X Fund	May 2, 2006 – April 30, 2007	$1,902
Mid Cap Bull 2.5X Fund	May 2, 2006 – April 30, 2007	$7,882
Dollar Bear 2.5X Fund	June 12, 2006 – April 30, 2007	$4,866
NASDAQ-100® Bull 2.5X Fund	May 1, 2006 – April 30, 2007	$17,348
NASDAQ-100® Bear 2.5X Fund	May 1, 2006 – April 30, 2007	$8,573
Latin America Bull 2X Fund	May 2, 2006 – April 30, 2007	$29,545

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Fund (Investor Class)	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
NASDAQ-100® Bull 1.25X Fund	$0	$0	$0	$8,250	$0	$0
10 Year Note Bear 2.5X Fund	$23,013	$0	$1,500	$88,310	$0	$0
Emerging Markets Bull 2X Fund	$0	$0	$0	$27,551	$0	$0
Dynamic HY Bond Fund	$136,068	$0	$1,500	$118,047	$93,916	$0
Japan Bull 2X Fund	$2,300	$0	$0	$1,988	$0	$0
S&P 500® Bull 2.5X Fund	$10,688	$0	$131	$2,448	$0	$2,791
S&P 500® Bear 2.5X Fund	$2,618	$0	$0	$2,009	$0	$0
Total Market Bull 2.5X Fund	$709	$0	$0	$1,074	$0	$119
Mid Cap Bull 2.5X Fund	$3,550	$0	$0	$3,944	$0	$388
Dollar Bear 2.5X Fund	$1,617	$0	$0	$1,349	$0	$1,900
NASDAQ-100® Bull 2.5X Fund	$10,958	$0	$0	$4,490	$0	$1,900
NASDAQ-100® Bear 2.5X Fund	$4,335	$0	$0	$4,238	$0	$0
Latin America Bull 2X Fund	$18,207	$0	$0	$9,438	$0	$1,900

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.  The Financial Statements of the Funds for the fiscal years ended August 31, 2006 and April 30, 2007 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE, and Bond Market for the 10 Year Note Funds, is open for business.  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Money Market Fund. It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00.  There can be no assurance that a $1.00 NAV per share will be maintained.  The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value.  Such fluctuations generally are in response to changes in interest rates.  Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks.  The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations (“NRSROs”).

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the NAV per share as computed for purposes of distribution and redemption.  The Board’s procedures include monitoring the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value.  The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods.  The Board will take any steps they consider appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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Each Fund other than the Money Market Fund. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade.  The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued.  The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued.  A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued.  Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used.  Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

For purposes of calculating their daily NAV, a Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when a Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on a Fund’s NAV.

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PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”).  An individual may make limited contributions to an IRA of up to $4,000 per taxable year (or $8,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of a Fund; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so).  The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels.  Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above.  In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances.  An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships).  Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption In-Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act, which obligates a Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund’s NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines NAV.  The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.  A redemption in-kind is not as liquid as a cash redemption.  If a redemption is made in-kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.  Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in-kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of a Fund by telephone.  When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following a Fund’s receipt of your request (if received in good order as described below) for redemption.  For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days).  To avoid redemption delays, purchases should be made by direct wire transfer.

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A redemption request will be considered to be received in “good order” if:

●	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

●	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

●
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

●
The signatures on any written redemption request in excess of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.  Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund to fairly determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

Anti-Money Laundering

A Fund is required to comply with various federal anti-money laundering laws and regulations.  Consequently, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to a Fund’s Customer Identification Program, a Fund’s transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by a Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below.  Telephone requests for an exchange received by a Fund before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.  Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time.  In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

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SHAREHOLDER AND OTHER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each series of each Fund have equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

The Trust has entered into a licensing agreement with The McGraw-Hill Companies, Inc. to permit the use of certain servicemarks in connection with its registration statement and other materials.  “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc.  The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are as described in the Prospectus under “Distributions and Taxes.”  All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly.  Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of a Fund’s NAV per share.  A Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes or in the case of the Money Market Fund, to maintain its NAV per share at $1.00.  Other than the Money Market Fund, each Fund may realize net long-term capital gain and thus anticipates annual distributions of any net capital gain (the excess of net long-term capital gain over net short-term capital loss).  The Money Market Fund does not expect to realize net long-term capital gain and thus does not anticipate distributions of net capital gain.  The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Taxes

Regulated Investment Company Status.  Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code.  If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), determined without regard to any deduction for dividends paid) and net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of a Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).  The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

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Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so.  The investment by a Fund, other than the Money Market Fund, primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund fails to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of a Fund’s earnings and profits.  In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash.  Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash.  A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares.  An exchange of Fund shares for shares of another fund generally will have similar consequences.

Income from Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

69

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC that is publicly traded or otherwise marketable.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gain from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which a Fund may invest may be “section 1256 contracts.”  Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property.  Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium a Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

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If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting a Fund.  No attempt is made to present a complete explanation of the federal tax treatment of a Fund’s and their shareholders’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Except for the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), the S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2x Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, US Government Money Market Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, Dollar Bear 2.5X Fund, NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® 2.5X Bear Fund and Latin America Bull 2X Fund no financial statements are available for the Funds because they had not commenced operations as of the date of this SAI.

The financial statements for the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund and US Government Money Market Fund for the fiscal year ended August 31, 2006 (or since commencement of operations if less than one year), are herein incorporated by reference to the Funds’ Annual Report to Shareholders dated August 31, 2006.

The financial statements for S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, Dollar Bear 2.5X Fund, NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® 2.5X Bear Fund and Latin America Bull 2X Fund for the fiscal year ended April 30, 2007 (or since commencement of operations if less than one year), are herein incorporated by reference to the Funds’ Annual Report to Shareholders dated April 30, 2007.

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To receive a copy of the Prospectus or Annual or Semi-Annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

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Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds.  Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality.  They carry the smallest degree of investment risk.  Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong  capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

A-1

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

APPENDIX B

Direxion Funds
Proxy Voting Policies and Procedures

The Direxion Funds has adopted the following guidelines (the “Guidelines”) pursuant to which a Fund’s investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies.  These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of a Fund.

I.             Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by a Fund.

A.             It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of a Fund’s shareholders.

B.           To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request.  The proxy voting history and policies and procedures will be available via our website, www.direxionfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request.  To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to a Fund at P.O. Box 1993, Milwaukee, Wisconsin 53201.

II.            Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below.  Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position.  RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Direxion Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals.  While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in a Fund shareholders’ best interest and not necessarily always with management.  Each situation is considered individually within the general guidelines.  Routine proposals normally are voted based on the recommendation of the issuer’s management.  Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of a Fund’s shareholders.

1.           Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

●	Approval of auditors
●	Election of directors and officers of the corporation
●	Indemnification provisions for directors
●	Liability limitations of directors
●	Name changes
●	Declaring stock splits
●	Elimination of preemptive rights
●	Incentive compensation plans
●	Changing the date and/or the location of the annual meetings

B-1

●	Minor amendments to the articles of incorporation
●	Employment contracts between the company and its executives and remuneration for directors
●	Automatic dividend reinvestment plans
●	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2.           Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock.  The portfolio voting the proxy will review each issue in this category on a case-by-case basis.  RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

●	Mergers and acquisitions
●	Restructuring
●	Re-incorporation or formation
●	Changes in capitalization
●	Increase or decrease in number of directors
●	Increase or decrease in preferred stock
●	Increase or decrease in common stock
●	Stock option plans or other compensation plans
●	Social issues
●	Poison pills
●	Golden parachutes
●	Greenmail
●	Supermajority voting
●	Board classification without cumulative voting
●	Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III.           Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Direxion Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV.           Recordkeeping and Reporting

       RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder.  RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records.  In addition, RAM will maintain appropriate proxy voting records for a Fund in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

       Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via a Fund’s website, www.direxionfunds.com, or requested in written form.  If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request.  To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to a Fund at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of a Fund will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

PROSPECTUS

[DIREXION FUNDS LOGO]

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

BULL FUNDS	BEAR FUNDS
Domestic Equity Index Funds
Total Market Bull 2.5X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)

NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
Currency Funds
Dollar Bear 2.5X Fund
International Funds
Japan Bull 2X Fund
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Latin America Bull 2X Fund
Specialty Funds
Commodity Bull 2X Fund (formerly Commodity Bull Fund)
Fixed Income Funds
10 Year Note Bull 2.5X Fund Dynamic HY Bond Fund	10 Year Note Bear 2.5X Fund HY Bear Fund
U.S. Government Money Market Fund

A significant portion of each Fund’s assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” or “market timing” strategies.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Direxion Funds (the “Trust”) has not authorized the use of this Prospectus in any state or jurisdiction in which such an offering may not legally be made.

August 28, 2007

This Prospectus is authorized for use only in Nebraska and New Hampshire.

OVERVIEW	1

INVESTMENT TECHNIQUES AND POLICIES	3

PRINCIPAL RISKS	5

DOMESTIC EQUITY INDEX FUNDS	8

Total Market Bull 2.5X Fund	8
S&P 500® Bear 1X Fund	9
S&P 500® Bull 2.5X Fund	9
S&P 500® Bear 2.5X Fund	9
NASDAQ-100® Bull 1.25X Fund	12
NASDAQ-100® Bull 2.5X Fund	12
NASDAQ-100® Bear 2.5X Fund	12
Dow 30SM Bull 1.25X Fund	14
Mid Cap Bull 2.5X Fund	15
Small Cap Bull 2.5X Fund	16
Small Cap Bear 2.5X Fund	16

CURRENCY FUNDS	18

Dollar Bear 2.5X Fund	18

INTERNATIONAL FUNDS	19

Japan Bull 2X Fund	19
Emerging Markets Bull 2X Fund	20
Emerging Markets Bear 2X Fund	20
Developed Markets Bull 2X Fund	23
Developed Markets Bear 2X Fund	23
Latin America Bull 2X Fund	24

SPECIALTY FUNDS	25

Commodity Bull 2X Fund	25

FIXED INCOME FUNDS	27

10 Year Note Bull 2.5X Fund	27
10 Year Note Bear 2.5X Fund	27
Dynamic HY Bond Fund	29
HY Bear Fund	29

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U.S. GOVERNMENT MONEY MARKET FUND	31

ABOUT YOUR INVESTMENT	33

Share Price of the Funds	33
Rule 12b-1 Fees	34
Shareholder Services Guide	34

ACCOUNT AND TRANSACTION POLICIES	36

MANAGEMENT OF THE FUNDS	38

PORTFOLIO HOLDINGS	39

DISTRIBUTIONS AND TAXES	39

FINANCIAL HIGHLIGHTS	41

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE FUNDS	Back Cover

ii

OVERVIEW
This prospectus relates to shares of the funds noted below (which are sometimes referred to in this Prospectus as a “Fund” and, collectively, as the “Funds”) of the Direxion Funds (formerly, the Potomac Funds).  This Prospectus relates to the Investor Class Shares of all Funds.  Except for the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund, the Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  Except for the HY Bear Fund, which is discussed separately below, the Funds with the word or “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.  The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark.  For instance, the benchmark for the S&P 500® Bull 2.5X Fund is 250% of the daily price performance of the S&P 500®, while the benchmark for the S&P 500® Bear 2.5X Fund is 250% of the inverse, or opposite, of the daily price performance of the S&P 500®.  If, on a given day, the S&P 500® gains 1%, the S&P 500® Bull 2.5X Fund is designed to gain approximately 2.5% (which is equal to 250% of 1%), while the S&P 500® Bear 2.5X Fund is designed to lose approximately 2.5%.  Conversely, if the S&P 500® loses 1% on a given day, the S&P 500® Bull 2.5X Fund is designed to lose approximately 2.5%, while the S&P 500® Bear 2.5X Fund is designed to gain approximately 2.5%.

Fund	Index or Benchmark	Daily Target
Total Market Bull 2.5X Fund	MSCI® US Broad Market	250%

S&P 500® Bull 2.5X Fund	S&P 500®	250%
S&P 500® Bear 2.5X Fund		-250%
S&P 500® Bear 1X Fund (formerly U.S./Short Fund)		-100%
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100®	250%
NASDAQ-100® Bear 2.5X Fund		-250%
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)		125%
Mid Cap Bull 2.5X Fund	S&P® MidCap 400	250%

Small Cap Bull 2.5X Fund	Russell 2000®	250%
Small Cap Bear 2.5X Fund		-250%
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Dow Jones Industrial Average®	125%
Equity Income Bull 2.5X Fund	Dow Jones Select DividendSM	250%
Equity Income Bear 2.5X Fund		-250%
Dollar Bull 2.5X Fund	U.S. Dollar®	250%
Dollar Bear 2.5X Fund		-250%
Japan Bull 2X Fund	Nikkei® 225	200%

Emerging Markets Bull 2X Fund	MSCI Emerging MarketsSM	200%
Emerging Markets Bear 2X Fund		-200%
Developed Markets Bull 2X Fund	MSCI EAFE®	200%
Developed Market Bear 2X Fund		-200%
Latin America Bull 2X Fund	S&P® Latin America 40	200%

Real Estate Bull 2X Fund	Dow Jones U.S. Real Estate	200%
Real Estate Bear 2X Fund		-200%
Commodity Bull 2X Fund	Morgan Stanley® Commodity Related	200%

Biotech Bull 2X Fund	Biotech HOLDRs	200%
Biotech Bear 2X Fund		-200%
Oil & Gas Bull 2X Fund	Energy Select Sector	200%
Oil & Gas Bear 2X Fund		-200%
Precious Metals Bull 2X Fund	Dow Jones Precious Metals	200%
Precious Metals Bear 2X Fund		-200%
Healthcare Bull 2X Fund	Health Care Select Sector	200%
Healthcare Bear 2X Fund		-200%
Financial Bull 2X Fund	Financial Select Sector	200%
Financial Bear 2X Fund		-200%
10 Year Note Bull 2.5X Fund	10 Year Treasury Note	250%
10 Year Note Bear 2.5X Fund		-250%

1

To achieve these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, these Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Trust also offers the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund.

The U.S. Government Money Market Fund seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The term “bear” is used in the financial markets to describe a market which is declining in value. Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives.

Changes in Investment Objective. Except for the U.S. Government Money Market Fund, the NASDAQ-100® Bull 1.25X Fund and the S&P 500® Bear 1X Fund, each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees without shareholder approval. The investment objective of the U.S. Government Money Market Fund, the NASDAQ-100® Bull 1.25X Fund and the S&P 500® Bear 1X Fund is a fundamental policy and can only be changed with shareholder approval.

2

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the daily returns of each Bull Fund’s index or benchmark. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the daily return of each Bear Fund’s index or benchmark. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.

Each Bull and Bear Fund invests significantly in exchange-traded funds (“ETFs”), futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. To generate a return consistent with a leveraged investment objective benchmark, a Fund will generally invest some portion of its net assets in financial instruments - such as futures or swaps - with implicit leverage.

Net flows into or out of a Fund and the impact of market movements determine whether the portfolio needs to be re-positioned. If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall. To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

Each Bull and Bear Fund is designed to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

Seeking daily leveraged investment results provides potential for greater gains and losses relative to benchmark performance. For instance, the S&P 500® Bull 2.5X Fund seeks to provide, before fees and expenses, 250% of the daily return of the S&P 500® Index. If the S&P 500® gains 2% on a given day, the S&P 500® Bull 2.5X Fund would be expected to gain about 5%.  Conversely, if the S&P 500® Index declines 2% on a given day, the S&P 500® Bull Fund would be expected to about lose 5%.

The Expected Daily Return of a Bull Fund. A Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark. Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges. For instance, the S&P 500® Bull 2.5X Fund seeks exposure to its benchmark in an amount equal to 250% of its assets, meaning it uses leveraged investment techniques to seek exposure to the S&P 500® in an amount equal to 150% of its net assets. In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the daily benchmark return multiplied by the Bull Fund’s daily target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses. For instance, if the S&P 500® returns 2% on a given day, the gross expected return of the S&P 500® Bull 2.5X Fund would be 5%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower.

The Expected Daily Return of a Bear Fund. A Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark.  To create the necessary exposure, a Bear Fund engages in short selling - borrowing and selling securities it does not own.  The money that a Bear Fund receives from short sales - the short sale proceeds - is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. If the S&P 500® declines 2% on a given day, the gross expected return for the Direxion S&P 500® Bear 2.5X Fund would be 5% and the net expected return, which factors in interest income and the impact of operating expenses, would be slightly higher.

3

The Expected Returns of Daily Leveraged Index Funds for Periods Longer Than a Day. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for the period. For instance, if the S&P 500® gains 10% during a year, the S&P 500® Bull 2.5X Fund should not be expected to provide a return of 25% for the year even if it meets its daily target throughout the year. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 250% or -250%) will not generally equal a Fund’s performance over that same period. The following example illustrates this point.

Mary is considering investments in two Funds, Fund A and Fund B. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks daily investment results (before fees and expenses) that correspond to 250% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%. On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.77%. In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain 12.5% on Day 1 (250% of 5%) but decline 11.90% on Day 2.

Day	Index Performance	250% of Index Performance	Value of Investment
			$100.00
1	5.00%	12.50%	$112.50
2	-4.76%	-11.90%	$99.11

Although the percentage decline is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount so the investment in Fund B has a loss even when the index value has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)

As you can see, an investment in Fund B has higher rewards and risks due to the effects of leverage and compounding.

Defensive Policy. It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its index or benchmark. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

4

PRINCIPAL RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.

	Market Timing Activity and High Portfolio Turnover	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk of Non-Diversification	Interest Rate Changes	Risks of Investing in Other Investment Companies and ETFs	Adverse Market Conditions	Risks of Shorting Instruments	Inverse Correlation Risk	Risks of Investing in Equity Securities
Total Market Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
S&P 500® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
S&P 500® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
S&P 500® Bear 1X Fund	X	X	X	X	X	X	X	X	X	X	X	X
NASDAQ-100® Bull 1.25X Fund	X	X	X	X	X	X	X	X	X			X
NASDAQ-100® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
NASDAQ-100® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Dow 30SM Bull 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Small Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X			X
Small Cap Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Dollar Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Japan Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Emerging Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Emerging Markets Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Developed Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Developed Market Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X	X
Latin America Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
Commodity Bull 2X Fund	X	X	X	X	X	X	X	X	X			X
10 Year Note Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
10 Year Note Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Dynamic HY Bond Fund	X		X	X	X	X	X	X	X
HY Bear Fund	X		X	X	X	X	X	X	X	X
U.S. Government Money Market Fund							X

	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Credit Risk and Lower-Quality Debt Securities	Risks of Investing in Commodities	Risk of Investing in Technology Companies	Geographic Concentration Risk	Adviser’s Invest-ment Strategy
Total Market Bull 2.5X Fund				X	X
S&P 500® Bull 2.5X Fund					X
S&P 500® Bear 2.5X Fund					X
S&P 500® Bear 1X Fund					X
NASDAQ-100® Bull 1.25X Fund					X		X
NASDAQ-100® Bull 2.5X Fund					X		X
NASDAQ-100® Bear 2.5X Fund					X		X
Dow 30SM Bull 1.25X Fund					X		X
Mid Cap Bull 2.5X Fund				X	X
Small Cap Bull 2.5X Fund				X	X
Small Cap Bear 2.5X Fund				X	X
Dollar Bear 2.5X Fund	X	X	X		X
Japan Bull 2X Fund	X	X			X			X
Emerging Markets Bull 2X Fund	X	X	X		X
Emerging Markets Bear 2X Fund	X	X	X		X
Developed Markets Bull 2X Fund	X	X			X
Developed Market Bear 2X Fund	X	X			X
Latin America Bull 2X Fund	X	X	X		X			X
Commodity Bull 2X Fund					X	X
10 Year Note Bull 2.5X Fund					X
10 Year Note Bear 2.5X Fund					X
Dynamic HY Bond Fund					X				X
HY Bear Fund					X				X
U.S. Government Money Market Fund					X

5

Market Timing Activity and High Portfolio Turnover

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments. Please see the “Financial Highlights” section of this prospectus for each Fund’s historic portfolio turnover rates.

Risk of Tracking Error

Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of daily market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Risks of Aggressive Investment Techniques

The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive. Derivative instruments include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices, and futures contracts. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Leverage Risk

Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments. The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds. As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Counterparty Risks

Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Using such agreements exposes a Fund to the risk that the counterparty may default. If the counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

Risk of Non-Diversification

A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

6

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Adverse Market Conditions

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

Risks of Shorting Instruments

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Inverse Correlation Risk

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from traditional mutual funds. Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Risks of Investing in Foreign Instruments

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Currency Exchange Rates

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Risks of Investing in Emerging Markets Instruments

Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. The risk of political or social upheaval is greater and there may be additional risks from an economy’s dependence on revenues from particular commodities, currency transfer restrictions, limited potential buyers for such instruments and delays and disruption in settlement procedures.

Risks of Investing in Small and Mid Capitalization Companies

Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

7

Credit Risk and Lower-Quality Debt Securities

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. Certain Funds will invest a significant portion of their assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Funds’ performance may vary significantly as a result.

Risks of Investing in Commodities

Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Risks of Investing in Real Estate Instruments

Real estate instruments are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk of Investing in Technology Companies

The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. These instruments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology instruments also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Geographic Concentration Risk

Investments in a particular geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified fund.

Risks of the Adviser’s Investment Strategy

While the Adviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

DOMESTIC EQUITY INDEX FUNDS

Total Market Bull 2.5X Fund

Investment Objective. The Total Market Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”).

Principal Investment Strategy.The Total Market Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide leveraged long exposure to the Broad Market Index.  These financial instruments include the Vanguard® Total Stock Market ETF, which is a publicly-traded index security based on the Broad Market Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results.  On a day-to-day basis, the Total Market Bull 2.5X Fund also holds U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

8

Target Index. The Broad Market Index is a capitalization-weighted index which targets for inclusion 99.5% of the U.S. market capitalization of the public equity markets. As a consequence, the Broad Market Index includes large, mid, small and micro cap companies. Morgan Stanley Capital International Inc. (‘‘MSCI®’’) is not a sponsor of, or in any way affiliated with, the Total Market Bull 2.5X Funds.

Performance. No performance is provided for the Total Market Bull 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Total Market Bull 2.5X Fund.  The other expenses below reflect actual expenses incurred for the Total Market Bull 2.5X Fund for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):
Total Market Bull 2.5X Fund(2)

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	13.27%
Total Annual Operating Expenses	14.27%
Expense Waiver/Reimbursement	(12.52)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Total Market Bull 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Total Market Bull 2.5X Fund’s Total Annual Operating Expenses for the Investor Class sharesexceed 1.75% (excluding expenses associated with a Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses). Any expense waiver is subject to reimbursement by the Total Market Bull 2.5X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Total Market Bull 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

Expense Example

The table below is intended to help you compare the cost of investing in the Total Market Bull 2.5X Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Total Market Bull 2.5X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Total Market Bull 2.5X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Total Market Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$2,858	$5,064	$9,020

Risks.The principal risks of investing in the Total Market Bull 2.5X Fund is Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Small and Mid Capitalization Companies and Credit Risk.

For more information on the risks of the Total Market Bull 2.5X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

S&P 500® Bear 1X Fund
S&P 500® Bull 2.5X Fund
S&P 500® Bear 2.5X Fund

Investment Objective. The S&P 500® Bear 1X Fund (formerly U.S./Short Fund) seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the price performance of the S&P 500® Index. The S&P 500® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The S&P 500® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bear 1X Fund, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”)

9

Principal Investment Strategy. Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged and unleveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 1X Fund and S&P 500® Bear 2.5X Fund creating short positions. These financial instruments include Standard & Poor’s® Depositary Receipts (“SPDRs®”), which are publicly-traded index securities based on the S&P 500® Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the S&P 500® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s® selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange (“NYSE”). “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500® Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the S&P 500® Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the S&P 500® Bear 1X Fund by showing how the performance of the S&P 500® Bear 1X Fund has varied from year to year and by comparing the S&P 500® Bear 1X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the S&P 500® Bear 1X Fund by showing its highest and lowest quarterly returns. The S&P 500® Bear 1X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the S&P 500® Bull 2.5 X Fund and the S&P 500® Bear 2.5X Fund because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

Total Return for the Calendar Years Ended December 31*

S&P 500® Bear 1X Fund

* Year-to-date total return as of June 30, 2007 for the S&P 500® Bear 1X Fund was (3.19)%.

10

Quarterly Returns

	Highest	Lowest
S&P 500® Bear 1X Fund	15.86% (3rd quarter 2001)	(17.52)% (4th quarter 1998)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
S&P 500® Bear 1X Fund
Return Before Taxes	(7.69)%	(6.85)%	(6.66)%
Return After Taxes on Distributions(2)	(8.75)%	(7.07)%	(6.97)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(5.00)%	(5.81)%	(5.53)%
S&P 500® Index(4)	15.79%	6.19%	6.41%

(1)	The inception date of the S&P 500® Bear 1X was November 7, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the S&P 500® Funds. For the S&P 500® Bear 1X Fund, the expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006. For the S&P 500® Bull 2.5 X Fund and the S&P 500® Bear 2.5X Fund, the other expenses below reflect actual expenses incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
S&P 500® Bear 1X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses (3), (5)	2.13%
Total Annual Operating Expenses	3.13%
Expense Waiver/Reimbursement	(1.38)%
Net Annual Operating Expenses	1.75%

S&P 500® Bull 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(4)	2.15%
Total Annual Operating Expenses	3.15%
Expense Waiver/Reimbursement	(1.40)%
Net Annual Operating Expenses	1.75%

S&P 500® Bear 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(4), (6)	5.78%
Total Annual Operating Expenses	7.03%
Expense Waiver/Reimbursement	(5.28)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the S&P 500® Funds for Other Expenses through August 31, 2008 for the S&P 500® Bear 1X Fund and April 30, 2008 for the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund to the extent that each S&P 500® Fund’s Total Annual Operating Expenses for the Investor Class exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses).  Any expense waiver is subject to reimbursement by each S&P 500® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the S&P 500® Bear 1X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the S&P 500® Bear 1X Fund’s average daily net assets.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund’s average daily net assets.

11

(5)
The S&P 500® Bear 1X Fund may take short positions in securities. During the fiscal year ended August 31, 2006, the S&P 500® Bear 1X Fund did not enter into short positions, and thus, no additional expenses associated with such positions are included above.

(6)
The S&P 500® Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the S&P 500® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the S&P 500® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the S&P 500® Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S&P 500® Bear 1X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$836	$1,520	$3,343

S&P 500® Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$840	$1,528	$3,360

S&P 500® Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,600	$2,965	$6,143

Risks. The principal risks of investing in the S&P 500® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the S&P 500® Bear 1X Fund and the S&P 500® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the S&P 500® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

NASDAQ-100® Bull 1.25X Fund
NASDAQ-100® Bull 2.5X Fund
NASDAQ-100® Bear 2.5X Fund

Investment Objective. The NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) seeks daily investment results, before fees and expenses, of 125% of the price performance of the NASDAQ-100 Index®. The NASDAQ-100® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The NASDAQ-100® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 1.25X, NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”)

Principal Investment Strategy. Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 1.25X and the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions. The financial instruments in which the NASDAQ-100® Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the NASDAQ-100® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the Global Market tier of the NASDAQ Global Market®. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The NASDAQ-100® Index was created in 1985 and is a trademark of the NASDAQ Global Market®. The NASDAQ-100® Funds are not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the NASDAQ-100® Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the NASDAQ-100® Bull 1.25X Fund by showing how the performance of the NASDAQ-100® Bull 1.25X Fund has varied from year to year and by comparing the NASDAQ-100® Bull 1.25X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the NASDAQ-100® Bull 1.25X Fund by showing its highest and lowest quarterly returns. The NASDAQ-100® Bull 1.25X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

12

Total Return for the Calendar Years Ended December 31*

NASDAQ-100® Bull 1.25X Fund

* Year-to-date total return as of June 30, 2007 for the NASDAQ-100® Bull 1.25X Fund was 11.33%.

Quarterly Returns

	Highest	Lowest
NASDAQ-100® Bull 1.25X Fund	68.51% (4th quarter 1999)	(43.98)% (3rd quarter 2001)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
NASDAQ-100® Bull 1.25X Fund
Return Before Taxes	5.73%	(0.44)%	2.17%
Return After Taxes on Distributions(2)	5.73%	(0.44)%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	3.72%	(0.37)%	1.87%
NASDAQ-100® Index(3)	6.79%	2.18%	5.35%

(1)	The inception date of the NASDAQ-100® Bull 1.25X Fund was October 20, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the NASDAQ-100® Funds. For the NASDAQ-100® Bull 1.25X Fund, the expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006. For the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X, the expenses below are based on actual expenses incurred for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
NASDAQ-100® Bull 1.25X

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.19%
Total Annual Operating Expenses	2.19%
Expense Waiver/Reimbursement	(0.44)%
Net Annual Operating Expenses	1.75%

NASDAQ-100® Bull 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(4)	2.42%
Total Annual Operating Expenses	3.42%
Expense Waiver/Reimbursement	(1.67)%
Net Annual Operating Expenses	1.75%

NASDAQ-100® Bear 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	2.23%
Total Annual Operating Expenses	3.23%
Expense Waiver/Reimbursement	(1.48)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the NASDAQ-100® Funds for Other Expenses through August 31, 2008 for the NASDAQ-100® Bull 1.25X Fund and and April 30, 2008 for the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund to the extent that each NASDAQ-100® Fund’s Total Annual Operating Expenses for the Investor Class exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses).  Any expense waiver is subject to reimbursement by each NASDAQ-100® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

13

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the NASDAQ-100® Bull 1.25X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund’s average daily net assets.

(5)
The NASDAQ-100® 2.5X Bear Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the NASDAQ-100® Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the NASDAQ-100® Funds over the periods shown and then redeemed all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the NASDAQ-100® Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NASDAQ-100® Bull 1.25X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$643	$1,134	$2,489

NASDAQ-100® Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$895	$1,636	$3,591

NASDAQ-100® Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$857	$1,560	$3,429

Risks. The principal risks of investing in NASDAQ-100® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities and Risks of Investing in Technology Companies and Credit Risk.

Additional risks of investing in the NASDAQ-100® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the NASDAQ-100® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Dow 30SM Bull 1.25X Fund

Investment Objective. The Dow 30SM Bull 1.25X (formerly Dow 30SM Plus Fund) Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Industrial Average® the (“Dow”).

Principal Investment Strategy. The Dow 30SM Bull 1.25X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow and/or financial instruments that, in combination, provide leverage exposure to the Dow. These financial instruments include DIAMONDS®, which are publicly-traded index securities based on the Dow, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and stock indices to produce economically leveraged investment results. On a day-to-day basis, the Dow 30SM Bull 1.25X Fund also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones®, Dow Jones Industrial Average®, DJIA®, and Dow 30SM are trademarks of Dow Jones & Company, Inc. (“Dow Jones®”). Dow Jones® has no relationship to the Funds, other than the licensing of those service marks for use in connection with the Dow 30SM Bull 1.25X Fund’s materials. Dow Jones® does not sponsor, endorse, sell or promote any of the Direxion Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Dow 30SM Bull 1.25X Fund by showing how the performance of the Dow 30SM Bull 1.25X Fund has varied from year to year and by comparing the Dow 30SM Bull 1.25X Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Dow 30SM Bull 1.25X Fund by showing its highest and lowest quarterly returns. The Dow 30SM Bull 1.25X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

14

Total Return for the Calendar Years Ended December 31*

Dow 30SM Bull 1.25X Fund
* Year-to-date total return as of June 30, 2007 for the Dow 30SM Bull 1.25X Fund was 8.98%.

Quarterly Returns

	Highest	Lowest
Dow 30SM Bull 1.25X Fund	16.33% (4th quarter 2001)	(22.41)% (3rd quarter 2002)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
Dow 30SM Bull 1.25X Fund
Return Before Taxes	20.14%	4.97%	(0.16)%
Return After Taxes on Distributions(1)	20.09%	4.91%	(0.21)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	13.14%	4.27%	(0.15)%
Dow Jones Industrial Average® (3)	19.05%	6.81%	3.82%

(1)	The inception date of the Dow 30SM Bull 1.25X Fund was December 2, 1999.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Dow 30SM Bull 1.25X Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Dow 30SM Bull 1.25X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.72%
Total Annual Operating Expenses	2.72%
Expense Waiver/Reimbursement	(0.97)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Dow 30SM Bull 1.25X Fund for Other Expenses through August 31, 2008 to the extent that the Dow 30SM Bull 1.25X Fund’s Total Annual Operating Expenses exceed 1.75% (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Any expense waiver is subject to reimbursement by the Dow 30SM Bull 1.25X Fund within the following three years if overall expenses fall below these percentage limitations. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Dow 30SM Bull 1.25X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

Expense Example

The table below is intended to help you compare the cost of investing in the Dow 30SM Bull 1.25X Fund with the cost of investing in other mutual funds. The table assumes that $10,000 in the Dow 30SM Bull 1.25X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dow 30SM Bull 1.25X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dow 30SM Bull 1.25X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$752	$1,353	$2,980

Principal Risks. The principal risks of investing in the Dow 30SM Bull 1.25X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risk of Aggressive Investment Techniques, Leverage Risk, Risks of Investing in Derivatives, Swap Agreement Risks, Risk of Non-Diversification, Risks of Investing in Equity Securities.

For more information on the risks of the Dow 30SM Bull 1.25X Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Mid Cap Bull 2.5X Fund

Investment Objective.The Mid Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index.

15

Principal Investment Strategy.The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged long exposure to the S&P® MidCap 400 Index.  The financial instruments in which the Mid Cap Bull 2.5X Fund may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results.  On a day-to-day basis, the Mid Cap Bull 2.5X Fund also holds U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® MidCap 400 Index is a capitalization-weighted index composed of 400 common stocks with market capitalizations which range from $1 billion to $4 billion.  Standard & Poor’s® selects the 400 stocks comprising the S&P® MidCap 400 Index on the basis of market values and industry diversification.   “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.  The Mid Cap Bull 2.5X Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Mid Cap Bull 2.5X Fund.

Performance.No performance is provided for the Mid Cap Bull 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Mid Cap Bull 2.5X Fund.  The other expenses below reflect actual expenses incurred for the Mid Cap Bull 2.5X Fund for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):
Mid Cap Bull 2.5X Fund(2)

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(4)	3.57%
Total Annual Operating Expenses	4.57%
Expense Waiver/Reimbursement	(2.82)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Bull 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Mid Cap Bull 2.5X Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commission, dividend and interest on short positions, interest expense, and extraordinary expenses).  Any expense waiver is subject to reimbursement by the Mid Cap Bull 2.5X Fund within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Mid Cap Bull 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.

Expense Example
The table below is intended to help you compare the cost of investing in the Mid Cap Bull 2.5X Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Mid Cap Bull 2.5X Fund for the periods shown and then redeem all of your shares at the end of the periods.  It also assumes that your investment has a 5% return each year and that the Mid Cap Bull 2.5X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,126	$2,082	$4,508

Risks. The principal risks of investing in the Mid Cap 2.5X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

For more information on the risks of the Mid Cap Bull 2.5X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

Small Cap Bull 2.5X Fund
Small Cap Bear 2.5X Fund

Investment Objective. The Small Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000® Index. The Small Cap Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the Russell 2000® Index. (Collectively, the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund are referred to as the “Small Cap Funds.”)

16

Principal Investment Strategy. Each Small Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Russell 2000® Index and/or financial instruments that, in combination, provide leveraged exposure to the Russell 2000® Index with the Small Cap Bull 2.5X Fund creating long positions and the Small Cap Bear 2.5X Fund creating short positions. The financial instruments in which the Small Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Small Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index. As of the July 31, 2007 reconstitution, the market capitalization of the companies included in the Russell 2000® Index was between $56 million and $3.5 billion. The median capitalization was $639 million. As of July 31, 2007, the average market capitalization of the companies included in the Russell 3000® Index was approximately $82.4 billion. That compares to an average market capitalization of $1.2 billion for the Russell 2000® Index at the same time. The smallest 2000 companies represent approximately 10% of the total market capitalization of the Russell 3000® Index. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Small Cap Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Funds by showing how the performance of each Small Cap Fund has varied from year to year and by comparing each Small Cap Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Small Cap Fund by showing its highest and lowest quarterly returns. The Small Cap Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

The performance shown reflects previous daily targets. The Small Cap Bull 2.5X Fund sought a daily target of 125% until April 30, 2006 and the Small Cap Bear 2.5X Fund sought a daily target of 100% until March 7, 2005 and 200% until April 30, 2006. The calendar year performance of the Small Cap Funds would have varied from that shown had the daily targets been 250%.

Total Return for the Calendar Years Ended December 31*

Small Cap Bull 2.5X Fund

Small Cap Bear 2.5X Fund
* Year-to-date total returns as of June 30, 2007 for the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund were 7.70% and (9.29)%, respectively.

Quarterly Returns

	Highest	Lowest
Small Cap Bull 2.5X Fund	28.77% (2nd quarter 2003)	(27.47)% (3rd quarter 2002)
Small Cap Bear 2.5X Fund	24.25% (3rd quarter 2002)	(22.53)% (1st quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
Small Cap Bull 2.5X Fund
Return Before Taxes	13.17%	8.04%	6.20%
Return After Taxes on Distributions(2)	13.17%	8.04%	6.10%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	8.56%	6.98%	5.35%
Russell 2000® Index(4)	18.37%	11.39%	10.48%
Small Cap Bear 2.5X Fund
Return Before Taxes	(31.50)%	(19.03)%	(14.20)%
Return After Taxes on Distributions(2)	(32.59)%	(20.21)%	(15.68)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(20.30)%	(15.07)%	(11.22)%
Russell 2000® Index(4)	18.37%	11.39%	8.80%

(1)	The inception date of the Small Cap Bull 2.5X Fund was February 22, 1999 and the Small Cap Bear 2.5X Fund was December 21, 1999.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

17

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Funds. The expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 Fees.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Small Cap Bull 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.57%
Total Annual Operating Expenses	2.57%
Expense Waiver/Reimbursement	(0.82)%
Net Annual Fund Operating Expenses	1.75%

Small Cap Bear 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	1.15%
Total Annual Operating Expenses	2.15%
Expense Waiver/Reimbursement	(0.40)%
Net Annual Fund Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Small Cap Funds’ Other Expenses through August 31, 2008 to the extent that each Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses).  Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each Small Cap Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Small Cap Fund’s average daily net assets.

(4)	The Small Cap Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Small Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$722	$1,292	$2,844

Small Cap Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$635	$1,118	$2,451

Risks. The principal risks of investing in Small Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Small Cap Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

CURRENCY FUNDS

Dollar Bear 2.5X Fund

Investment Objective.The Dollar Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”).

18

Principal Investment Strategy.The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged short exposure to the USDX Dollar Bear 2.5X Fund.  These financial instruments include foreign currency debt instruments, forward contracts on foreign currencies, currency futures contracts, options on currency futures contracts, swap agreements, options on currencies and foreign currencies directly to produce economically leveraged investment results.  On a day-to-day basis, the Dollar Bear 2.5X Fund also holds U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The U.S. Dollar® Index indicates the general international value of the U.S. dollar. The USDX does this by averaging the exchange rates between the U.S. dollar and six major world currencies. As of January 2006, the index consisted of the following six currencies: Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Performance.No performance is provided for the Dollar Bear 2.5X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Dollar Bear 2.5X Fund.  The other expenses below reflect actual expenses incurred for the Dollar Bear 2.5X Fund for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):

Dollar Bear 2.5X Fund(2)

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	5.54%
Total Annual Operating Expenses	6.54%
Expense Waiver/Reimbursement	(4.79)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Dollar Bear 2.5X Fund for Other Expenses through April 30, 2008 to the extent that the Dollar Bear 2.5X Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses).  Any expense waiver is subject to reimbursement by the Dollar Bear 2.5X Fund within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Dollar Bear 2.5X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
The Dollar Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Dollar Bear 2.5X Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Dollar Bear 2.5X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dollar Bear 2.5X Fund’s operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dollar Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,508	$2,797	$5,850

Risks.The principal risks of investing in the Dollar Bear 2.5X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Dollar Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation.  For more information on the risks of the Dollar Bear 2.5X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

INTERNATIONAL FUNDS

Japan Bull 2X Fund

Investment Objective.The Japan Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index.

19

Principal Investment Strategy.The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged long exposure to the Nikkei® 225 Index.  The financial instruments in which the Japan Bull 2X Fund may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results.  On a day-to-day basis, the Japan Bull 2X Fund also holds U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Nikkei® 225 Index is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange, which is comprised of large, blue chip companies. The Nikkei® 225 was first published on May 16, 1949, and represents a broad cross-section of Japanese industries. The Nikkei® 225 Index is not a sponsor of, or in any way affiliated with, the Japan Bull 2X Fund.

Performance.No performance is provided for the Japan Bull 2X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Japan Bull 2X Fund.  The other expenses below reflect actual expenses incurred for the Japan Bull 2X Fund for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):

Japan Bull 2X Fund(2)

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	6.00%
Total Annual Operating Expenses	7.00%
Expense Waiver/Reimbursement	(5.25)%
Net Annual Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Japan Bull 2X Fund for Other Expenses through April 30, 2008 to the extent that the Japan Bull 2X Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses).  Any expense waiver is subject to reimbursement by the Japan Bull 2X Fund within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended April 30, 2007, the Japan Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

Expense Example

The table below is intended to help you compare the cost of investing in the Japan Bull 2X Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Japan Bull 2X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Japan Bull 2X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Japan Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,595	$2,955	$6,126

Risks. The principal risks of investing in the Japan Bull 2X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Geographic Concentration Risk, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

For more information on the Japan Bull 2X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Japan struggled economically after the sharp decline of its stock market in the early 1990’s and the future for the market remains uncertain. Japan must deal with the costs of an aging population and the potential that aging workforce will impair productivity. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system. Japanese stocks tend to be more volatile than the U.S. counterparts.

Emerging Markets Bull 2X Fund
Emerging Markets Bear 2X Fund

Investment Objective. The Emerging Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The Emerging Markets Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EM Index. (Collectively, the Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

20

Principal Investment Strategy. Each Emerging Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EM Index and/or financial instruments that, in combination, provide leveraged exposure to the EM Index with the Emerging Markets Bull 2X Fund creating long positions and the Emerging Markets Bear 2X Fund creating short positions. The financial instruments in which the Emerging Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Emerging Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of July 10, 2006, the EM Index consisted of the following 20 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Hong Kong, Hungary, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, Taiwan, Thailand and Turkey. MSCI® is not a sponsor of, or in any way affiliated with, the Emerging Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Emerging Funds by showing how the performance of each Emerging Funds has varied from year to year and by comparing each Emerging Fund’s average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Emerging Fund by showing its highest and lowest quarterly returns. The Emerging Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

 Total Return for the Calendar Years Ended December 31*

Emerging Markets Bull 2X Fund

Emerging Markets Bear 2X Fund

*	Year-to-date total returns as of June 30, 2007 for the Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund were 23.11% and (25.92)%, respectively.

Quarterly Returns

	Highest	Lowest
Emerging Markets Bull 2X Fund	39.57% (4th quarter 2006)	(15.81)% (2nd quarter 2006)
Emerging Markets Bear 2X Fund	0.75% (2nd quarter 2006)	(29.26)% (4th quarter 2006)

21

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Emerging Markets Bull 2X Fund
Return Before Taxes	45.79%	59.84%
Return After Taxes on Distributions(2)	42.25%	56.19%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	29.78%	49.13%
MSCI Emerging Markets Index(4)	29.18%	38.12%
Emerging Markets Bear 2X Fund
Return Before Taxes	(50.36)%	(51.53)%
Return After Taxes on Distributions(2)	(50.85)%	(51.95)%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(32.73)%	(43.63)%
MSCI Emerging Markets Index(4)	29.18%	36.41%

(1)	The inception date of the Emerging Markets Bull 2X Fund was November 1, 2005 and the Emerging Markets Bear 2X Fund was November 4, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Funds. The other expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Emerging Markets Bull 2X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	0.91%
Total Annual Operating Expenses	1.91%
Expense Waiver/Reimbursement	(0.16)%
Net Annual Fund Operating Expenses	1.75%

Emerging Markets Bear 2X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	2.22%
Total Annual Operating Expenses	3.22%
Expense Waiver/Reimbursement	(1.47)%
Net Annual Fund Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

22

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Emerging Funds’ Other Expenses through August 31, 2008 to the extent that the Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses).  Any expense waiver is subject to reimbursement by each Emerging Markets Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Emerging Funds incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Emerging Fund’s average daily net assets.

(4)	The Emerging Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Emerging Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Markets Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$585	$1,070	$2,220

Emerging Markets Bear 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$855	$1,556	$3,421

Risks. The principal risks of investing in the Emerging Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Emerging Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Developed Markets Bull 2X Fund
Developed Markets Bear 2X Fund

Investment Objective. The Developed Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE® Index (the “EAFE Index”). The Developed Markets Bear 2X Fund (seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EAFE Index. (Collectively, the Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund are referred to as the “Developed Funds.”)

The term “developed market” refers to an economy that maintains a high per-capita income and experiences market transparency and liquidity as a result of well-established and closely regulated financial markets.

Principal Investment Strategy. Each Developed Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EAFE Index and/or financial instruments that, in combination, provide leveraged exposure to the EAFE Index with the Developed Markets Bull 2X Fund creating long positions and the Developed Markets Bear 2X Fund creating short positions. The financial instruments in which the Developed Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Developed Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of July 12, 2006, the EAFE Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MSCI®’ is not a sponsor of, or in any way affiliated with, the Developed Funds.

Performance. No performance is provided for the Developed Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

23

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Developed Funds. The other expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Developed Markets Bull 2X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	3.37%
Total Annual Operating Expenses	4.37%
Expense Waiver/Reimbursement	(2.62)%
Net Annual Fund Operating Expenses	1.75%

Developed Markets Bear 2X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	2.33%
Total Annual Operating Expenses	3.33%
Expense Waiver/Reimbursement	(1.58)%
Net Annual Fund Operating Expenses	1.75%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Developed Funds’ Other Expenses through August 31, 2008 to the extent that the Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses).  Any expense waiver is subject to reimbursement by each Developed Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Developed Funds incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Developed Fund’s average daily net assets.

(4)
The Developed Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Developed Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Developed Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Developed Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Developed Markets Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$1,086	$2,006	$4,356

Developed Markets Bear 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$877	$1,600	$3,515

Risks. The principal risks of investing in the Developed Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the Developed Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Developed Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Latin America Bull 2X Fund

Investment Objective.The Latin America Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America Index (the “Latin America Index”).

24

Principal Investment Strategy.The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® Latin America Index and/or financial instruments that, in combination, provide leveraged long exposure to the S&P® Latin America Index. The financial instruments in which the Latin America Bull 2X Fund may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Latin America Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® Latin America Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets.  Companies from Mexico, Brazil, Argentina, and Chile are represented in this index.  Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America.   “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.  The Latin America Bull 2X Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Latin America Bull 2X Fund.

Performance.No performance is provided for the Latin America Bull 2X Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Latin America Bull 2X Fund.  The other expenses below reflect actual expenses incurred for the Latin America Bull 2.5X Fund for the fiscal year ended April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of daily assets):

Latin America Bull 2X Fund(2)

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.27%
Total Annual Operating Expenses	2.27%
Expense Waiver/ Reimbursement	(0.51)%
Net Annual Operating Expenses	1.76%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Latin America Bull 2X Fund for Other Expenses through April 30, 2008 to the extent that the Latin America Bull 2X Fund’s Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses).  Any expense waiver is subject to reimbursement by the Latin America Bull 2X Fund within the following three years if overall expenses fall below these percentage limitations.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

(3)
Other expenses include Acquired Fund Fees and Expenses.  For the fiscal year ended April 30, 2007, the Latin America Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling 0.01% of its average daily net assets. Acquired Fund Fees and Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section in this Prospectus for the Latin America Bull 2X Fund.  Without the Acquired Fund Fees and Expenses, the Net Annual Operating Expenses for the Latin America Bull 2X Fund would have been 1.75% and 2.50%, for the Investor Class.

Expense Example
The table below is intended to help you compare the cost of investing in the Latin America Bull 2X Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Latin America Bull 2X Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Latin America Bull 2X Fund’s operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$179	$660	$1,169	$2,566

Risks. The principal risks of investing in the Latin America Bull 2X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

For more information on the risks of the Latin America Bull 2X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits. The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices. The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries. As a result of these factors, an investment in the Latin America Bull 2X Fund may experience significant volatility.

SPECIALTY FUNDS

Commodity Bull 2X Fund

Investment Objective.The Commodity Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley® Commodity Related Equity Index.

Principal Investment Strategy.The Commodity Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Morgan Stanley® Commodity Related Equity Index and/or financial instruments that, in combination, provide leveraged long exposure to the Morgan Stanley® Commodity Related Equity Index.   The financial instruments in which the Commodity Bull 2X Fund may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results.  On a day-to-day basis, the Commodity Bull 2X Fund also holds U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Morgan Stanley® Commodity Related Equity Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products.  Morgan Stanley® is not a sponsor of, or in any way affiliated with, the Commodity Bull 2X Fund.

25

Performance.The bar chart and performance tables below provide some indication of the risks of investing in the Commodity Bull 2X Fund by comparing its performance with those of a broad measure of market performance.  The information below also illustrates the risks of investing in the Commodity Bull 2X Fund by showing its highest and lowest quarterly returns.  The Commodity Bull 2X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Total Return for the Calendar Year Ended December 31*

Commodity Bull 2X Fund
* Year-to-date total return as of June 30, 2007 for the Commodity Bull 2X Fund was 43.45%.

Quarterly Returns

	Highest	Lowest
Commodity Bull 2X Fund	21.91% (4th quarter 2006)	(11.72)% (3rd quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Commodity Bull 2X Fund
Return Before Taxes	11.82%	13.20%
Return After Taxes on Distributions(2)	10.19%	12.31%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	9.55%	11.14%
Morgan Stanley Commodity Related Equity Index(4)	16.41%	20.83%

(1)	The inception date of the Commodity Bull 2X Fund was February 17, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Commodity Bull 2X Fund.  The other expenses below are restated to reflect actual expenses incurred during the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Commodity Bull 2X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	1.67%
Total Annual Operating Expenses(4)	2.67%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Commodity Bull 2X Fund’s Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commission, dividend and interest on short positions, interest expense, and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time.  Any expense waiver is subject to reimbursement by the Commodity Bull 2X Fund within the following three years if overall expenses fall below these percentage limitations.

(3)
“Other Expenses” include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the Commodity Bull 2X Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of each Fund’s average daily net assets.

(4)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of the Commodity Bull 2X Fund in the amount of 0.84%. If the reimbursement was included in the calculation above, the Investor Class of the Commodity Bull 2X Fund’s Other Expenses and Total Annual Operating Expenses would be 0.58% and 1.83%, respectively.

26

Expense Example
The table below is intended to help you compare the cost of investing in the Commodity Bull 2X Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Commodity Bull 2X Fund for the periods shown and then redeem all of your shares at the end of the periods.  It also assumes that your investment has a 5% return each year and that the Commodity Bull 2X Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Commodity Bull 2X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$270	$829	$1,415	$3,003

Risks. The principal risks of investing in the Commodity Bull 2X Fund are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Commodities, and Credit Risk.\

For more information on the risks of the Commodity Bull 2X Fund, including a description of each risk, please refer to the “Principal Risks” section above.

FIXED INCOME FUNDS

10 Year Note Bull 2.5X Fund
10 Year Note Bear 2.5X Fund

Investment Objective. The 10 Year Note Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year Treasury Note. The 10 Year Note Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the performance of the 10 Year Treasury Note. (Collectively, the 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund are referred to as the “10 Year Note Funds.”)

Principal Investment Strategy. Each 10 Year Note Fund, under normal circumstances, invests at least 80% of its net assets in the 10 Year Treasury Note and/or financial instruments that, in combination, provide leveraged exposure to the 10 Year Treasury Note with the 10 Year Note Bull 2.5X Fund creating long positions and the 10 Year Note Bear 2.5X Fund creating short positions. The financial instruments in which the 10 Year Note Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the 10 Year Note Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The 10 Year Treasury Note is the most recently issued U.S. Treasury Note with a ten year maturity. A new 10 Year Treasury Note is issued each February, May, August and November.

27

Performance. The bar chart and performance table below provide some indication of the risks of investing in the 10 Year Note Funds by comparing its average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the 10 Year Note Funds by showing their highest and lowest quarterly returns. The 10 Year Note Funds’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The performance shown reflects previous daily targets. The 10 Year Note Bear 2.5X Fund sought a daily target of 200% until April 30, 2006. The calendar year performance of the 10 Year Note Bear 2.5X Fund would have varied from that shown had the daily target been 250%.

Total Return for the Calendar Year Ended December 31*

10 Year Note Bear 2.5X Fund

10 Year Note Bull 2.5X Fund
* Year-to-date total return as of June 30, 2007 for the 10 Year Note Bear 2.5X Fund and the 10 Year Note Bull 2.5X Fund were 6.53% and (4.08)%, respectively.

Quarterly Returns

Highest	Lowest
10 Year Note Bear 2.5X Fund	7.74% (1st quarter 2006)	(9.24)% (2nd quarter 2005)
10 Year Note Bull 2.5X Fund	10.72% (3rd quarter 2006)	(7.28)% (1st quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
10 Year Note Bear 2.5X Fund
Return Before Taxes	4.64%	(2.36)%
Return After Taxes on Distributions(2)	3.33%	(2.83)%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	3.09%	(2.26)%
10 Year Treasury Note(4)	(1.49)%	(0.19)%
10 Year Note Bull 2.5X Fund
Return Before Taxes	1.29%	(1.25)%
Return After Taxes on Distributions(2)	1.29%	(1.71)%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	(0.84)%	(1.32)%
10 Year Treasury Note(4)	(1.49)%	1.59%

(1)	The inception date of the 10 Year Note Bear 2.5X Fund was May 17, 2004 and the 10 Year Note Bull 2.5X Fund was March 31, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the 10 Year Treasury Note does not reflect deductions for fees, expenses or taxes.

28

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of 10 Year Note Funds. The expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2006 and current Rule 12b-1 fees.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

10 Year Note Bull 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4), (5)	8.34%
Total Annual Operating Expenses(4)	9.34%

10 Year Note Bear 2.5X Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3), (4)	9.51%
Total Annual Operating Expenses	10.51%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the 10 Year Note Funds’ Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class shares exceed 1.75%, (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions, interest expense, and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time.  Any expense waiver is subject to reimbursement by each 10 Year Note Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each 10 Year Note Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
The 10 Year Note Funds may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the 10 Year Note Bull 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 4.25% and 5.25%, respectively for the Investor Class and the 10 Year Note Bear 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 0.81% and 1.81%, respectively for the Investor Class. Although dividends and interest accruing on short positions are an expense to the 10 Year Note Funds, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, the Other Expenses and Total Annual Operating Expenses would be lower.

(5)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of 10 Year Note Bull 2.5X Fund in the amount of 3.00%. If the reimbursement was included in the calculation above, the Investor Class of the 10 Year Bull 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 5.34% and 6.34%, respectively.

Expense Example

The table below is intended to help you compare the cost of investing in the 10 Year Note Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the 10 Year Note Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the 10 Year Note Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10 Year Note Bull 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$914	$2,624	$4,189	$7,544

10 Year Note Bear 2.5X Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$1,022	$2,900	$4,577	$8,025

Risks. The principal risks of investing in the 10 Year Note Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, and Credit Risk.

Additional risks of investing in the 10 Year Note Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the 10 Year Note Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Dynamic HY Bond Fund
HY Bear Fund

Investment Objective. The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The term “bear” is used in the financial markets to describe a market which is declining in value. Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives. (Collectively, the Dynamic HY Bond Fund and the HY Bear Fund are referred to as the “High Yield Funds.”)

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Principal Investment Strategy. In attempting to meet the High Yield Funds’ objectives, the Adviser will, under normal circumstances, invest at least 80% of each High Yield Fund’s net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities. The Adviser will generally create long positions for the Dynamic HY Bond Fund and short positions for the HY Bear Fund. There is no limit on the amount of the HY Bear Fund’s assets which may be invested in short positions.

High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service®, Inc. (“Moody’s”) or lower than BBB by S&P®. Up to 15% of each Fund’s assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments. Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Adviser determines are of comparable quality. Such instruments may be in default and are generally regarded by the rating organizations as having extremely poor prospects of ever attaining any real investment standing. In addition, high yield debt instruments are typically issued with maturities of 10 years or less, and are callable after four to five years. Generally, the longer the bond’s maturity, the more vulnerable its price is to interest rate fluctuations.

The Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating organizations. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of each High Yield Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if each High Yield Fund were investing primarily in instruments in the higher rating categories.

To ensure that each High Yield Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, each High Yield Fund invests a substantial portion of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices. Such investments may generate a return that is more positive or more negative than what would be generated if each High Yield Fund maintained its assets in cash or cash equivalents to meet redemption requests. There is no limit on the amount of each High Yield Fund’s assets that may be invested in derivative securities.

The High Yield Funds may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. When a High Yield Fund is invested in such temporary defensive instruments, the Fund will not achieve its investment objective.

The Adviser uses a “bottom up” approach to investing. The Adviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments. Each company and derivative instrument in which the High Yield Funds invest passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve the investment objective of the Dynamic HY Bond Fund, the Adviser:

•	Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations;

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•	Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

•
Invests the Dynamic HY Bond Fund’s assets in other instruments, including derivative securities, consistent with its objective of high current income and capital appreciation but permitting it to maintain sufficient liquidity to meet redemptions.

To achieve the investment objective of the HY Bear Fund, the Adviser uses the same analytical tools it employs for the Dynamic HY Bond Fund in pursuit of the opposite objective. The Adviser:

•	Seeks to identify instruments that are likely to be downgraded by qualified rating organizations and therefore suffer a decline in principal value;

•	Employs research and credit analysis to identify instruments that may default on timely payment of interest and principal and suffer a decline in principal value; and/or

•	Creates short positions in instruments which have relatively low yield in order to minimize short interest expense and maintain sufficient liquidity to meet redemptions.

Performance. The bar chart and performance tables below provide some indication of the risks of investing in the High Yield Funds by comparing their performance with those of a broad measure of market performance. The information below also illustrates the risks of investing in the High Yield Funds by showing their highest and lowest quarterly returns. The High Yield Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

Total Return for the Calendar Year Ended December 31*

Dynamic HY Bond Fund

HY Bear Fund
*	Year-to-date total return as of June 30, 2007 for the Dynamic HY Bond Fund and the HY Bear Fund was 2.64% and 0.58%, respectively.

Quarterly Returns

	Highest	Lowest
Dynamic HY Bond Fund	4.50% (4th quarter 2006)	(7.96)% (1st quarter 2005)
HY Bear Fund	0.72% (3rd quarter 2006)	(1.74)% (4th quarter 2006)

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception(1)
Dynamic HY Bond Fund
Return Before Taxes	9.96%	4.20%
Return After Taxes on Distributions(1)	6.82%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	6.38%	2.08%
HY Bear Fund
Return Before Taxes	(2.40)%	(3.34)%
Return After Taxes on Distributions(1)	(2.61)%	(3.50)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(1.56)%	(2.93)%
Lehman Aggregate Bond Index(3)	4.33%	3.58%
Lipper High Yield Bond Fund Index	10.17%	8.15%

(1)	The inception date of the Dynamic HY Bond Fund was July 1, 2004 and the HY Bear Fund was September 20, 2005.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(3)
The Lehman U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect deductions for fees, expenses or taxes.

(4)
The Lipper High Yield Bond Fund Index is the average of the 30 largest mutual funds in the Lipper High Current Yield Bond Fund category. These funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Fees and Expenses of the Funds. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on actual expenses incurred by each High Yield Fund during the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Dynamic HY Bond Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	0.56%
Total Annual Operating Expenses	1.56%

HY Bear Fund

Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(3)	3.02%
Total Annual Operating Expenses(4), (5)	4.02%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
A substantial portion of the High Yield Funds’ assets may come from “asset allocators” or “market timers.” As a result, the costs of operating the High Yield Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the High Yield Funds’ Other Expenses through August 31, 2008 to the extent that the High Yield Funds’ Total Annual Operating Expenses exceed 1.75% (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If a High Yield Fund’s overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, each High Yield Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
For the fiscal year ended August 31, 2006, Rafferty reimbursed Other Expenses of the HY Bear Fund in the amount of 1.70%. If the reimbursement was included in the calculations above, the HY Bear Fund’s Other Expenses and Total Annual Operating Expenses would be 1.32% and 2.32%, respectively.

(5)
The HY Bear Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the HY Bear Fund’s Other Expenses and Total Annual Operating Expenses would be 2.50% and 3.75%, respectively. Although dividends and interest accruing on short positions are an expense to the HY Bear Fund, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, the Other Expenses and Total Annual Operating Expenses would be lower.

Expense Example

The table below is intended to help you compare the cost of investing in the High Yield Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the High Yield Funds for the periods shown and then redeem all your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the High Yield Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic HY Bond Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$159	$493	$850	$1,856

HY Bear Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$404	$1,224	$2,060	$4,223

Risks. The principal risks of investing in the High Yield Funds are Market Timing Activity and High Portfolio Turnover, Risk of Non-Diversification, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risk, Interest Rate Changes, Adverse Market Conditions, Risks of the Adviser’s Investment Strategy, Risks of Investing in Other Investment Companies and ETFs and Credit Risk and Lower-Quality Debt Securities.

An additional risk of investing in the HY Bear Fund is Risks of Shorting Instruments. For more information on the risks of the High Yield Funds, including a description of each risk, please refer to the “Principal Risks” section above.

U.S. Government Money Market Fund

Investment Objective. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

Principal Investment Strategy. The U.S. Government Money Market Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The U.S. Government Money Market Fund invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully collateralized by such obligations. In order to maintain a stable share price, the U.S. Government Money Market Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the U.S. Government Money Market Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities.

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Performance. The bar chart and performance table below provide some indication of the risks of investing in the U.S. Government Money Market Fund by showing how its performance has varied from year to year. The information below also illustrates the risks of investing in the U.S. Government Money Market Fund by showing its highest and lowest quarterly returns. The U.S. Government Money Market Fund’s past performance is not necessarily an indication of how it will perform in the future.

Total Return for the Calendar Years Ended December 31*

U.S. Government Money Market Fund

*	Year-to-date total return as of June 30, 2007 for the U.S. Government Money Market Fund was 1.97%.

Quarterly Returns

	Highest	Lowest
U.S. Government Money Market Fund	1.41% (4th quarter 2000)	0.01% (2nd quarter 2004)

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (10/20/97)
U.S. Government Money Market Fund	3.85%	1.46%	2.71%

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the U.S. Government Money Market Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

Investor Class
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(3)(4)	0.59%
Total Annual Operating Expenses(4)	1.09%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the U.S. Government Money Market Fund’s Other Expenses through August 31, 2008 to the extent that the Total Annual Operating Expenses for the Investor Class shares exceed 1.25%, (excluding Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time.  Any expense waiver is subject to reimbursement by the U.S. Government Money Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Other expenses include Acquired Fund Fees and Expenses. For the fiscal year ended August 31, 2006, the U.S. Government Money Market Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of its average daily net assets.

(4)
The Other Expenses includes reimbursements made by the U.S. Government Money Market Fund to Rafferty for previous waivers of Rafferty’s management fee and/or reimbursements of the U.S. Government Money Market Fund’s Other Expenses. If this additional expense were not included in the calculation above, the U.S. Government Money Market Fund’s Other Expenses and Total Annual Operating Expenses would be 0.50% and 1.00%, respectively for the Investor Class.

Expense Example

The table below is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the U.S. Government Money Market Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the U.S. Government Money Market Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$111	$347	$601	$1,329

Risks. The principal risks of investing in U.S. Government Money Market Fund are:

•
The yield paid by the U.S. Government Money Market Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

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•	Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U.S. Government Money Market Fund.

•	Your investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

•
Securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are not backed by the full faith and credit of the U.S. government and are not insured or guaranteed by the U.S. government.

•	The value of your investment could be eroded over time by the effects of inflation.

•	Security selection by Rafferty may cause the U.S. Government Money Market Fund to underperform other funds with similar investment objectives.

•	If a portfolio security declines in credit quality or goes into default, it also could affect the U.S. Government Money Market Fund’s yield.

Additional risks of investing in the U.S. Government Money Market Fund are Interest Rate Changes and Credit Risk. For more information on these risks, including a description, please refer to the “Principal Risks” section above.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its net asset value (“NAV”). The Funds share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE, and Bond Market for the 10 Year Note Funds and the High Yield Funds, is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•	Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ Global Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•	Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

Fair Value Pricing. Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

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Rule 12b-1 Fees

This Prospectus describes the Investor Class distribution plan under Rule 12b-1 pursuant to which the Funds pay for distribution and services provided to Fund shareholders.  Because 12b-1 fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the Investor Class plan, the Investor Class shares of a Fund may pay up to 1.00% annually of the Investor Class’ average daily net assets, except for the High Yield Funds which may pay up 0.40% annually. However, except for the U.S. Government Money Market Fund which currently does not pay 12b-1 fees, the Board has currently authorized a maximum annual fee of 0.25% of each Fund’s, Investor Class’ average daily net assets. In addition, except for the U.S. Government Money Market Fund which does not currently pay shareholder services fees, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class shares.

Shareholder Services Guide

You may invest in the Funds through traditional investment accounts, including an Automatic Investment Plan, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. The minimum initial investment is set forth below and may be invested in as many of the Funds as you wish, subject to a minimum investment in each Fund of $1,000. Rafferty may waive these minimum requirements at its discretion. Contact Rafferty if you need additional information or assistance.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Traditional Investment Accounts	$25,000	$500

Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$25,000	$0

By Mail
•  Complete and sign your Application. Remember to include all required documents (if any).

•  Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase.

•  Send the signed Application and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993
(Do not send via express mail or overnight delivery to the P.O. Box address.)

•  Complete an Investment Slip or provide written instructions with your name, account number and the fund in which you would like to invest.

•  Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase and your account number.

•  Send the Investment Slip and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

By Wire
•  Contact Direxion at (800) 851-0511 to make arrangements to send in your Application via facsimile or mail.

•  Fax or mail the Application according to instructions the representative will give you.

•  Call (800) 851-0511 to: (a) confirm receipt of the Application; (b) to receive an account number; and (c) a confirmation number.

•  Send the original Application to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Wired funds must be received prior to market close to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

•  Contact Direxion at (800) 851-0511 with your account number, the amount wired and the Fund(s) in which you want to invest.

•  You will receive a confirmation number; retain your confirmation number.

•  Instruct your bank to wire the money to:
US Bank NA, Milwaukee, WI 53202
ABA 075000022
Credit: US Bancorp Fund Services, LLC
ACCT # 112-952-137
FFC: Direxion Funds
(Your name and Direxion Account Number)

By ACH		• Call (800) 851-0511 to qualify your account for Automated Clearing House (“ACH”) transfers. • Call (800) 851-0511 to process your request and have your bank account drafted.

Through Financial Intermediaries	Contact your financial intermediary.	Contact your financial intermediary.

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Contact Information

By Telephone	(800) 851-0511

Fax	(Faxes may be accepted, but must be pre-authorized by a representative. Please call (800) 851-0511 to receive authorization and the fax number.)

Internet	www.direxionfunds.com

Regular Mail	Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993

Overnight Mail	Direxion Funds Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

Instructions for Exchanging or Redeeming Shares
By Mail	Send written instructions sufficient to process your request to: Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993

By Telephone	(800) 851-0511 for Individual Investors (877) 437-9363 for Financial Professionals

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By Internet
•  Call (800) 851-0511 to qualify your account for Internet access.

•  Log on to www.direxionfunds.com. Establish an account ID and password by following the instructions on the site.

•  Follow the instructions on the site.

Through Financial Intermediaries	Contact your financial intermediary.

ACCOUNT AND TRANSACTION POLICIES

Payment for Shares. All purchases must be made in U.S. dollars through a U.S. bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. We are unable to accept post-dated checks, post-date on-line bill pay checks or any conditional order or payment. If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Fund for any returned payment.

You will receive written confirmation by mail, but we do not issue share certificates.

Anti-Money Laundering Program. The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

Good Form. Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information, has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.) and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer. The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Financial Intermediaries. Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

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Order Policies. There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Telephone Transactions. For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner. If you previously declined telephone privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions. IRA accounts are not eligible for telephone redemption privileges. The maximum amount that may be redeemed by telephone is $100,000.

Signature Guarantees. In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed on record with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	You are establishing or modifying certain services on an account; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

Exchange Policies. You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Fund (including Funds not offered in this Prospectus) without any charges.  The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.  If your exchange establishes a new position in a Fund, you must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.  You may exchange by telephone unless you declined telephone exchange privileges on your Account Application.

Redemption Proceeds. You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order. For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 calendar days. Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank account listed on the transfer agent’s records. You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank. Your proceeds will be wired only to the bank listed on the transfer agent’s records. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

Low Balance Accounts. If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption In-Kind. The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

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Short Term Trading. The Funds, except the U.S. Government Money Market Fund, anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. The U.S. Government Money Market Fund anticipates that like all money market funds, it may be generally used by investors for short-term investments, often in place of bank checking or savings accounts for cash management purposes. Investors often seek money market funds for the ability to add and withdraw their funds quickly, without restriction. Also, the Trust does not believe that the U.S. Government Money Market Fund will be the target of abusive trading practices, because it seeks to maintain a $1.00 per share price and typically does not fluctuate in value based on market prices.

Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.

Money Market Fund Checking Policies. You may write checks against your U.S. Government Money Market Fund account if you request and complete a signature card. With these checks, you may sell shares of the U.S. Government Money Market Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds’ assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of June 30, 2007, the Adviser had approximately $1.4 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds, except U.S. Government Money Market Fund	0.75%
U.S. Government Money Market Fund	0.50%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the U.S. Government Money Market Fund is included in the Funds’ Semi-Annual Report for the six-month period ended February 28, 2006. For the Small Cap Funds, the Commodity Bull 2X Fund, the 10 Year Note Funds, the Dollar Bear 2.5X Fund, the High Yield Funds, the S&P 500® Bear 1X Fund, the NASDAQ-100® Bull 1.25X Fund and the Dow 30SM Bull 1.25X Fund this discussion is included in the Funds’ Annual Report for the period ending August 31, 2006. A more recent discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Funds will be available in the Funds’ Annual Report for the period ending August 31, 2007.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. The members of the investment committee responsible for managing the Funds are Ryan King, Paul Brigandi, Tony Ng, Michael Eschmann, Kenneth Jackson and Adam Gould.

The High Yield Funds are managed by Loren L. Norton. Mr. Norton is a Vice President and Portfolio Manager at Rafferty and serves as its chief high yield strategist. He has 8 years of experience in the fixed income markets. Prior to joining Rafferty in May 2006, Mr. Norton was a Vice President and Credit Derivatives Trader at Credit Suisse from 2003 to 2005. He also was an Associate and Credit Derivatives Trader at Morgan Stanley from 2001 to 2002. As a Credit Derivatives Trader, he was responsible for buying and selling high yield, crossover and investment grade sector single name credit derivatives. He has a BBA in Finance from the University of Massachusetts and MBA from Columbia Business School.

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Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004. As a Fund Administrator, Mr. King was responsible for confirming transactions, configuring NAVs, reconciling cash, pricing securities, and monitoring corporate actions. He is a graduate of Villanova University.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Ng is a Portfolio Manager and joined Rafferty in April 2006. Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006. He was employed with Deutsche Asset Management from 1998 to 2004. Mr. Ng graduated from State University at Buffalo in 1998.

Mr. Eschmann has been a Portfolio Manager at Rafferty since August 2006. Previously, Mr. Eschmann was employed as a fixed income salesman and trader with Merrill Lynch from July 1999 to July 2006. He is a graduate of Fairfield University.

Mr. Jackson is a Portfolio Manager and joined Rafferty in October 2006. Since November 2004, Mr. Jackson served as an intradealer bond broker with Rafferty Capital Markets. He was previously employed at Bank of America Securities as a government bond trader from 2002 until 2004.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007. Prior to joining Rafferty, Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic Index funds, and 20 separately managed accounts. Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University. Prior to attending graduate school, Mr. Gould was a NASDAQ Market Maker at Deutsche Bank from 1999 through 2002. He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions. Each Fund, except the U.S. Government Money Market Fund, distributes dividends from its net investment income at least annually. The U.S. Government Money Market Fund declares dividends from its net investment income daily and usually distributes them monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserves the right to reinvest the check in your account at that Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.

Due to the pattern of purchases and redemptions in many of our Funds, a Fund’s total net assets may fluctuate significantly over the course of a year. A Fund typically seeks to declare and pay distributions when asset levels are relatively high. However, because the investment adviser cannot predict when asset levels will be high or low, distributions may be paid when total net assets are relatively low. In such event, an investor would receive a larger proportion of that distribution than the investor would have received when asset levels are higher. In addition, because a Fund may declare and pay distributions at any time, an investor may receive a distribution, which may be taxable, shortly after making an investment in such a Fund.

39

Taxes. The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. Dividends received from REITs and other investment companies will only qualify for QDI treatment to the extent that the REIT or other investment company designates the qualifying percentage to its shareholders. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2011.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds other than the U.S. Government Money Market Fund. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions for Funds other than the U.S. Government Money Market Fund. Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive a 30-day notice prior to the implementation of the master/feeder structure.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Funds below for the periods indicated.  The information set forth below (except the six months ended February 28, 2007) was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single Investor Class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2005	2004	2003	2002[5]
	(Unaudited)
Per share data:
Net asset value, beginning of period	$42.85	$44.14	$37.73	$37.76	$25.36	$46.16

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.13)	(0.47)	(0.12)	(0.59)	(0.46)	(0.64)
Net realized and unrealized gain (loss) on investments[2]	5.72	(0.82)	6.53	0.56	12.86	(20.16)

Total from investment operations	5.59	(1.29)	6.41	(0.03)	12.40	(20.80)

Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—
Net asset value, end of period	$48.44	$42.85	$44.14	$37.73	$37.76	$25.36

Total return[3]	13.05%[6]	(2.92)%	16.99%	(0.08)%	48.90%	(45.06)%
Supplemental data and ratios:
Net assets, end of period	$17,763,503	$8,463,658	$11,716,808	$11,897,739	$29,092,879	$57,233,878
Ratio of net expenses to average net assets:
Before expense reimbursement	1.78%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
After expense reimbursement	1.75%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.58)%[7]	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
After expense reimbursement	(0.58)%[7]	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
Portfolio turnover rate[4]	133%	237%	77%	284%	670%	450%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share date reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Not Annualized.

[7]	Annualized.

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	Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002[5]

Per share data:
Net asset value, beginning of period	$34.75	$31.70	$30.69	$27.91	$25.56	$31.04

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.20	0.09	0.11	0.04
Net realized and unrealized gain (loss) on investments[3]	3.11	3.05	0.97	2.78	2.27	(5.44)

Total from investment operations	3.29	3.28	1.17	2.87	2.38	(5.40)

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Net asset value, end of period	$37.95	$34.75	$31.70	$30.69	$27.91	$25.56

Total return[4]	9.46%[7]	10.39%	3.79%	10.27%	9.32%	(17.45)%
Supplemental data and ratios:
Net assets, end of period	$15,768,773	$10,545,634	$6,343,019	$11,464,438	$32,616,434	$53,986,006
Ratio of net expenses to average net assets:
Before expense reimbursement	1.93%[8]	2.22%	1.81%	1.75%	1.75%	1.70%[6]
After expense reimbursement	1.75%[8]	1.75%	1.75%	1.75%	1.75%	1.70%[6]
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	0.74%[8]	0.21%	0.56%	0.28%	0.43%	0.15%[6]
After expense reimbursement	0.92%[8]	0.68%	0.62%	0.28%	0.43%	0.15%[6]
Portfolio turnover rate[2]	194%	278%	84%	236%	979%	983%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Ratio includes Rafferty’s expense recovery of 0.03%.

[7]	Not Annualized.

[8]	Annualized.

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	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$26.99	$27.80	$31.35	$35.66	$42.52	$37.42

Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.70	(0.46)[7]	(0.69)[7]	(0.83)[7,8]	(0.52)[7]
Net realized and unrealized gain (loss) on investments[2]	(1.73)	(1.51)	(3.09)	(3.62)	(6.03)[8]	5.81

Total from investment operations	(1.28)	(0.81)	(3.55)	(4.31)	(6.86)	5.29

Less distributions:
Dividends from net investment income	(0.83)	—	—	—	—	(0.19)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.83)	—	—	—	—	(0.19)
Net asset value, end of period	$24.88	$26.99	$27.80	$31.35	$35.66	$42.52

Total return[3]	(4.69)%[9]	(2.91)%	(11.32)%	(12.09)%	(16.13)%	14.23%
Supplemental data and ratios:
Net assets, end of period	$4,261,825	$6,230,984	$4,263,328	$9,083,958	$11,631,881	$8,730,064
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	3.58%[10]	2.78%	2.92%	1.98%	1.95%[5]	2.27%
After expense reimbursement	1.75%[10]	1.95%	1.95%	1.95%	1.95%[5]	1.85%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	4.29%	2.86%	2.78%[5,8]	2.67%
After expense reimbursement	—	—	3.32%	2.89%	2.78%[5,8]	3.09%
Ratio of net investment income
(loss) to average net assets including short dividends:
Before expense reimbursement	1.67%[10]	1.75%	(2.53)%	(2.14)%	(1.99)%[5,8]	(1.70)%
After expense reimbursement	3.50%[10]	2.58%	(1.56)%[6]	(2.11)%[6]	(1.99)%[5,6,8]	(1.28)%[6]
Portfolio turnover rate[4]	0%	0%	0%	0%	472%	2,471%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The ratio includes Advisor expense recovery of 0.16%.

[6]
The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was (0.19)%, (1.20)%, (1.16)% and (0.46)%, respectively.

[7]	Net investment income (loss) per share before dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002, was $(0.06), $(0.39), $(0.48), and $(0.19), respectively.

[8]	Restated due to swap interest and divided reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[9]	Not Annualized.

[10]	Annualized.

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	Small Cap Bull 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002[5]

Per share data:
Net asset value, beginning of period	$53.44	$56.60	$45.45	$41.75	$32.84	$42.08

Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	1.48	0.23	(0.52)	(0.32)[6]	(0.02)[6]
Net realized and unrealized gain (loss) on investments[2]	9.52	(4.64)	10.92	4.22	9.23 [6]	(8.82)[6]

Total from investment operations	10.36	(3.16)	11.15	3.70	8.91	(8.84)

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.40)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	(0.40)

Net asset value, end of period	$63.80	$53.44	$56.60	$45.45	$41.75	$32.84

Total return[3]	19.39%[8]	(5.60)%	24.53%	8.86%	27.13%	(21.24)%
Supplemental data and ratios:
Net assets, end of period	$5,414,707	$4,417,812	$15,573,250	$8,262,641	$53,825,601	$5,352,132
Ratio of net expenses to average net assets:
Before expense reimbursement	3.22%[9]	2.07%	1.75%	1.75%	1.75%[6]	1.71%[6]
After expense reimbursement	1.75%[9]	1.75%	1.75%	1.75%	1.75%[6]	1.71%[6]
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	1.19%[9]	2.18%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
After expense reimbursement	2.66%[9]	2.50%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
Portfolio turnover rate[4]	189%	762%	407%	0%	0%	647%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Restated due to swap interest and divided reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation

[7]	Not Annualized.

[8]	Annualized.

44

	Small Cap Bear 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$15.12	$19.88	$26.48	$31.77	$49.82	$48.84

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.41	0.15	(0.34)	(0.49)[7]	(0.20)[6,7]
Net realized and unrealized gain (loss) on investments[3]	(3.36)	(3.70)	(6.75)	(4.83)	(11.94)[7]	5.31 [7]

Total from investment operations	(3.15)	(3.29)	(6.60)	(5.17)	(12.43)	5.11

Less distributions:
Dividends from net investment income	—	(0.75)	—	(0.12)	—	(4.13)
Distributions from realized gains	—	—	—	—	(5.62)	—
Return of capital distribution	—	(0.72)	—	—	—	—

Total distributions	—	(1.47)	—	(0.12)	(5.62)	(4.13)
Net asset value, end of period	$11.97	$15.12	$19.88	$26.48	$31.77	$49.82

Total return[4]	(20.83)%[8]	(17.09)%	(24.92)%	(16.33)%	(27.99)%	11.77%
Supplemental data and ratios:
Net assets, end of period	$11,257,278	$16,189,558	$47,712,811	$7,728,932	$17,275,797	$39,060,502
Ratio of net expenses to average net assets:
Before expense recoupment/waiver	2.36%[9]	1.75%	2.16%	2.00%	1.95%[7]	2.17%[7]
After expense recoupment/waiver	1.75%[9]	1.88%	1.95%	1.95%	1.95%[7]	2.17%[7]
Ratio of net investment income
(loss) to average net assets
Before expense recoupment/waiver	2.67%[9]	2.36%	0.47%	(1.31)%	(1.15)%[7]	(0.44)%[7]
After expense recoupment/waiver	3.28%[9]	2.23%	0.68%	(1.26)%	(1.15)%[7]	(0.44)%[5,7]
Portfolio turnover rate[2]	0%	0%	0%	0%	0%	1,476%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2002 was (0.16)%.

[6]	Net investment income (loss) per share before dividends on short positions for the year ended August 31, 2002 was ($0.07).

[7]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[8]	Not Annualized.

[9]	Annualized.

45

	10 Year Note Bull 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	March 31, 2005[1]
	February 28, 2007 (Unaudited)	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$18.73	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.32 [8]	0.62 [8]	0.22
Net realized and unrealized gain (loss) on investments[6]	0.57	(2.39)	0.74

Total from investment operations	0.89	(1.77)	0.96

Less distributions:
Dividends from net investment income	-	(0.33)	-
Distributions from realized gains	-	-	-
Return of capital distribution	-	(0.13)
Total distributions	-	(0.46)	-

Net asset value, end of period	$19.62	$18.73	$20.96

Total return[7]	4.75%[2]	(8.52)%	4.80%[2]

Supplemental data and ratios:
Net assets, end of period	$562,220	$14,755,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.84%[3]	4.75%	8.81%[3]
After expense reimbursement	1.75%[3]	1.75%	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursment	11.84%[3]	8.84%
After expense waiver/recoupment	10.75%[3]	5.84%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.13%[3]	0.53%	(4.41)%[3]
After expense reimbursement	3.22%[3,9]	3.53%[9]	2.80%[3]
Portfolio turnover rate[5]	571%	889%	1,444%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for six months ended February 28, 2007 and the year ended August 31, 2006 was $1.20 and $1.33, respectively.

[9]
Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the year ended August 31, 2006 was 12.22% and 7.63%, respectively.

46

	10 Year Note Bear 2.5X Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	May 17, 2004[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period	$18.87	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.24 [8]	0.00 [8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(0.76)	1.85	(0.74)	(2.01)

Total from investment operations	(0.52)	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	(0.21)	-	-	-
Distributions from realized gains	(0.50)	-	-	-

Total distributions	(0.71)	-	-	-

Net asset value, end of period	$17.46	$18.87	$17.02	$17.96

Total return[7]	(2.88)%[2]	10.87%	(5.23)%	(10.20)%[2]

Supplemental data and ratios:
Net assets, end of period	$12,272,534	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.23%[3]	1.75%	1.63%	3.95%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursment	12.95%[3]	10.45%	6.94%
After expense waiver/recoupment	12.47%[3]	10.45%	7.06%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.15%[3]	0.02%	(1.00)%	(2.80)%[3]
After expense reimbursement	2.63%[3,9]	0.02%	(1.13)%[9]	(0.60)%[3]
Portfolio turnover rate[5]	0%	0%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and 2005 were $1.24, $1.64 and $0.74, respectively.

[9]
Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and, 2005 were 13.36%, 8.73% and 4.31%, respectively.

47

	Commodity Bull 2X Fund
	Investor Class
	Six Months Ended	Year Ended	February 17, 1005[1]
	February 28, 2007 (Unaudited)	August 31, 2006	to August 31, 2005
Per share data:
Net asset value, beginning of period	$20.48	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	3.34	(2.76)	4.87

Total from investment operations	3.59	(2.33)	5.03

Less distributions:
Dividends from net investment income	-	-	-
Distributions from realized gains	-	(2.22)	-

Total distributions	-	(2.22)	-

Net asset value, end of period	$24.07	$20.48	$25.03

Total return[7]	17.53%[2]	(9.35)%	25.15%[2]

Supplemental data and ratios:
Net assets, end of period	$14,724,462	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement	3.26%[3]	2.59%	2.00%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	0.72%[3]	0.96%	1.12%[3]
After expense reimbursement	2.23%[3]	1.80%	1.37%[3]
Portfolio turnover rate[5]	460%	8,528%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

48

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Months Ended	November 1, 2005[1] to	Six Months Ended	November 4, 2005[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	February 28, 2007 (Unaudited)	August 31, 2006

Per share data:
Net asset value, beginning of period	$25.02	$20.00	$12.10	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.29	0.20	0.20	0.34
Net realized and unrealized gain (loss) on investments[6]	6.01	5.19	(3.19)	(8.24)

Total from investment operations	6.30	5.39	(2.99)	(7.90)

Less distributions:
Dividends from net investment income	-	(0.37)	(0.25)	-
Distributions from realized gains	(2.37)	-	-	-
Total distributions	(2.37)	(0.37)	(0.25)	0.00

Net asset value, end of period	$28.95	$25.02	$8.86	$12.10

Total return[7]	24.33%[2]	27.06%[2]	(24.49)%[2]	(39.50)%[2]

Supplemental data and ratios:
Net assets, end of period	$16,448,050	$19,889,352	$12,460,250	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement	1.89%[3]	1.55%[3,8]	3.25%[3]	2.72%[3]
After expense reimbursement	1.75%[3]	1.55%[3,8]	1.75%[3]	1.71%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.82%[3]	0.92%[3]	2.11%[3]	1.86%[3]
After expense reimbursement	1.96%[3]	0.92%[3]	3.61%[3]	2.87%[3]
Portfolio turnover rate[5]	$1,440%	954%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. From inception to May 1, 2006, the annual cap on expenses was 1.50% for the Fund.

49

	Dynamic HY Bond Fund
	Investor Class
	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Year Ended August 31, 2005	July 1, 2004[1] to August 31, 2004

Per share data:
Net asset value, beginning of period	$18.16	$19.00	$20.35	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.77	0.84	0.17
Net realized and unrealized gain (loss) on investments[6]	0.91	0.23	(1.37)	0.18

Total from investment operations	1.29	1.00	(0.53)	0.35

Less distributions:
Dividends from net investment income	(0.68)	(1.84)	(0.82)	-
Distributions from realized gains	-	-	-	-

Total distributions	(0.68)	(1.84)	(0.82)	-

Net asset value, end of period	$18.77	$18.16	$19.00	$20.35

Total return[7]	7.20%[2]	5.58%	(2.66)%[2]	1.75%[2]
Supplemental data and ratios:
Net assets, end of period	$223,385,184	$101,987,028	$206,547,998	$251,240,654
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]
After expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]
After expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]
Portfolio turnover rate[5]	54%	805%	622%	47%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

50

	HY Bear Fund
	Investor Class
	Six Month Ended	September 20, 2005[1]
	February 28, 2007 (Unaudited)	to August 31, 2006

Per share data:
Net asset value, beginning of period	$19.48	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.40	0.45 [8]
Net realized and unrealized gain (loss) on investments[6]	(0.83)	(0.97)

Total from investment operations	(0.43)	(0.52)

Less distributions:
Dividends from net investment income	(0.12)	-
Distributions from realized gains	-	-

Total distributions	(0.12)	-

Net asset value, end of period	$18.93	$19.48

Total return[7]	(2.21)%[2]	(2.60)%[2]
Supplemental data and ratios:
Net assets, end of period	$60,025,414	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	3.58%[3]	3.45%[3]
After expense reimbursement	1.75%[3]	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	-	3.72%[3]
After expense reimbursement	-	2.02%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.28%[3]	0.81%[3]
After expense reimbursement	4.11%[3]	2.51%[3,9]
Portfolio turnover rate[5]	0%	1,150%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2006 was $0.41.

[9]	Net investment income (loss) ration included interest on short positions. The ration excluding interest on short positions for the year ended August 31, 2006 was 2.25%.

51

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Month Ended	January 25, 2006[1] to	Six Month Ended	February 6, 2006[1] to
	February 28, 2007 (Unaudited)	August 31, 2006	February 28, 2007 (Unaudited)	August 31, 2006

Per share data:
Net asset value, beginning of period	$22.33	$20.00	$15.90	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.45	(0.07)	0.25	0.31
Net realized and unrealized gain (loss) on investments[6]	3.93	2.40	(2.76)	(4.41)

Total from investment operations	4.38	2.33	(2.51)	(4.10)

Less distributions:
Dividends from net investment income	(1.54)	-	-	-
Distributions from realized gains	(0.11)	-	-	-
Total distributions	(1.65)	-	-	-

Net asset value, end of period	$25.06	$22.33	$13.39	$15.90

Total return[7]	19.63%[2]	11.65%[2]	(15.79)%[2]	(20.50)%[2]

Supplemental data and ratios:
Net assets, end of period	$9,305,131	$18,694,828	$857,895	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement	1.85%[3]	3.87%[3]	6.84%[3]	2.83%[3]
After expense reimbursement	1.75%[3]	1.70%[3]	1.75%[3]	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	3.48%[3]	(2.68)%[3]	(1.96)%[3]	2.02%[3]
After expense reimbursement	3.58%[3]	(0.51)%[3]	3.13%	3.10%[3]
Portfolio turnover rate[5]	221%	251%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

52

	U.S. Government Money Market Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007 (Unaudited)	2006	2005	2004	2003	2002

Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.02	— [3]	— [3]	0.01
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	0.02	0.03	0.02	—	—	0.01

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)	— [3]	— [3]	(0.01)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.02)	(0.03)	(0.02)	—	—	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.03%[4]	3.49%	1.54%	0.10%	0.33%	1.02%
Supplemental data and ratios:
Net assets, end of period	$26,010,697	$27,309,414	$18,717,704	$20,627,996	$21,386,548	$50,803,391
Ratio of net expenses to average net assets:
Before expense waiver	1.04%[5]	1.00%	1.07%	1.30%	1.16%	1.03%
After expense waiver	1.25%[5]	1.09%	1.00%	0.99%	1.00%	0.99%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	4.26%[5]	3.45%	1.54%	(0.19)%	0.22%	1.02%
After expense waiver	4.05%[5]	3.37%	1.61%	0.12%	0.38%	1.06%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

[3]	Amount is less than $0.01 per share.

[4]	Not Annualized.

[5]	Annualized.

53

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund
	Investor Class	Investor Class
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.60
Net realized and unrealized gain (loss) on investments	1.65	(4.66)

Total from investment operations	1.88	(4.06)

Less distributions:
Dividends from net investment income	-	-
Distributions from realized gains	(1.23)	-
Total distributions	(1.23)	-

Net asset value, end of period	$20.65	$15.94

Total return	10.11%[4]	(20.30)%

Supplemental data and ratios:
Net assets, end of period	$7,070,975	$8,158,858
Ratio of net expenses to average net assets:
Before expense reimbursement	3.42%	3.23%
After expense reimbursement	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.44)%	1.55%
After expense reimbursement	1.23%	3.03%
Portfolio turnover rate[3]	920%	0%

[1]	Commencement of Operations.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[3]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[4]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

54

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund
	Investor Class	Investor Class
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.70	0.51
Net realized and unrealized gain (loss) on investments	4.59	(5.25)

Total from investment operations	5.29	(4.74)

Less distributions:
Dividends from net investment income	(0.73)	-
Distributions from realized gains	(0.68)	(0.48)
Total distributions	(1.41)	(0.48)

Net asset value, end of period	$23.88	$14.78

Total return	26.95%	(23.87%)[4]

Supplemental data and ratios:
Net assets, end of period	$10,381,864	$4,391,154
Ratio of net expenses to average net assets:
Before expense reimbursement	3.15%	7.03%
After expense reimbursement	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.81%	(2.26)%
After expense reimbursement	3.21%	3.02%
Portfolio turnover rate[3]	0%	0%

[1]	Commencement of Operations.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[3]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[4]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had been made, the total return for the S&P 500 Bear 2.5X Fund would have been lower by 0.46%.

55

	Japan Bull 2X Fund	Latin America Bull 2X Fund
	Investor Class	Investor Class
	May 3, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.51	0.42
Net realized and unrealized gain (loss) on investments	(1.03)	5.49

Total from investment operations	(0.52)	5.91

Less distributions:
Dividends from net investment income	-	(1.55)
Distributions from realized gains	-	(0.20)
Total distributions	-	(1.75)

Net asset value, end of period	$19.48	$24.16

Total return	(2.60%)[2,6]	30.83%[2]

Supplemental data and ratios:
Net assets, end of period	$2,276,874	$46,167,435
Ratio of net expenses to average net assets:
Before expense reimbursement	7.00%[3]	2.26%[3]
After expense reimbursement	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.39)%[3]	1.56%[3]
After expense reimbursement	2.86%[3]	2.07%[3]
Portfolio turnover rate[5]	1,259%	861%

[1]	Commencement of Operations.

[2]	Not Annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Japan Bull Fund would have been lower by 1.05%.

56

	Dollar Bear 2.5X Fund	Mid Cap Bull 2.5X Fund	Total Market Bull 2.5X Fund
	Investor Class	Investor Class	Investor Class
	June 12, 2006[1] to	May 2, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007	April 30, 2007
Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.60	0.55	0.26
Net realized and unrealized gain (loss) on investments	1.64	2.73	4.32

Total from investment operations	2.24	3.28	4.58

Less distributions:
Dividends from net investment income	(0.05)	-	(1.10)
Distributions from realized gains	(0.03)	-	(0.32)
Total distributions	(0.08)	-	(1.42)

Net asset value, end of period	$22.16	$23.28	$23.16

Total return	11.22%[2,6]	16.40%[2]	23.48%[2,6]

Supplemental data and ratios:
Net assets, end of period	$2,794,759	$8,364,607	$1,902,488
Ratio of net expenses to average net assets:
Before expense reimbursement	6.54%[3]	4.57%[3]	14.27%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.55)%[3]	(0.09)%[3]	(11.29)%[3]
After expense reimbursement	3.24%[3]	2.73%[3]	1.23%[3]
Portfolio turnover rate[5]	0%	2,617%	921%

[1]	Commencement of Operations.

[2]	Not Annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]
The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Dollar Bear 2.5X Fund and the Total Market Bull 2.5X Fund would have been lower by 0.25% and 0.06%, respectively.

57

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.

PN-1

PROSPECTUS
August 28, 2007

Investor Class

[DIREXION LOGO]
33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

MORE INFORMATION ON THE DIREXION FUNDS

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201

Call:	(800) 851-0511

By Internet: www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

DIREXION FUNDS

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

The Direxion Funds (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to the public.  This Statement of Additional Information (“SAI”) relates to the Investor Class and Service Class Shares of the investment portfolios of the Trust listed below (each a “Fund,” together, the “Funds”) noted below.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy.  The Funds are not designed for inexperienced or less sophisticated investors.  Other than Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund, these Funds attempt to provide daily investment results that correspond to a specific index or benchmark on a given day.  The Funds with the word “Bull” in their name (the “Bull Funds”) attempt to provide investment results that correlate positively to an index or benchmark, while the Funds with the word “Bear” in their name (the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

BULL FUNDS	BEAR FUNDS
Total Market Bull 2.5X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)	S&P 500® Bear 1X Fund (formerly U.S./Short Fund)
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)
Dollar Bear 2.5X Fund
Japan Bull 2X Fund
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Latin America Bull 2X Fund
Commodity Bull 2X Fund (formerly Commodity Bull Fund)
10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

The Trust also offers the U.S. Government Money Market Fund (the “Money Market Fund”), which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.  The Money Market Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured.  Shares of the Money Market Fund are not deposits or obligations, or guaranteed or endorsed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.  An investment in the Money Market Fund is neither insured nor guaranteed by the United States government.

This SAI, dated August 28, 2007, is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated August 28, 2007.  This SAI is incorporated herein by reference into the Funds’ Prospectus.  In other words, it is legally part of the Funds’ Prospectus.  To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

Dated: August 28, 2007

This SAI is authorized for use only in Nebraska and New Hampshire.

Page

THE DIREXION FUNDS	1

CLASSIFICATION OF THE FUNDS	1

INVESTMENT POLICIES AND TECHNIQUES	2

American Depositary Receipts (“ADRs”)	3
Asset-Backed Securities	3
Bank Obligations	3
Corporate Debt Securities	4
Equity Securities	4
Foreign Currencies	5
Foreign Securities	8
Illiquid Investments and Restricted Securities	9
Indexed Securities	10
Interest Rate Swaps	10
Junk Bonds	10
Mortgage-Backed Securities	11
Municipal Obligations	12
Options, Futures and Other Strategies	12
Other Investment Companies	17
Repurchase Agreements	19
Reverse Repurchase Agreements	19
Short Sales	19
Swap Agreements	20
Unrated Debt Securities	21
U.S. Government Securities	21
Zero-Coupon Securities	22
Other Investment Risks and Practices	22
Risk of Tracking Error	23

INVESTMENT RESTRICTIONS	24

PORTFOLIO TRANSACTIONS AND BROKERAGE	27

PORTFOLIO HOLDINGS INFORMATION	29

MANAGEMENT OF THE TRUST	30

Trustees and Officers	30
Principal Shareholders, Control Persons and Management Ownership	45
Investment Adviser	55
Portfolio Manager	59
Portfolio Manager	60
Proxy Voting Policies and Procedures	61
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	61
Distributor	63
Distribution Plan and Service Fees	63
Independent Registered Public Accounting Firm	65

DETERMINATION OF NET ASSET VALUE	65

PURCHASES AND REDEMPTIONS	67

Retirement Plans	67
Redemption In-Kind	67
Redemptions by Telephone	67
Receiving Payment	67
Anti-Money Laundering	68

i

EXCHANGE PRIVILEGE	68

SHAREHOLDER AND OTHER INFORMATION	69

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	69

Dividends and Other Distributions	69
Taxes	69

FINANCIAL STATEMENTS	72

APPENDIX A: DESCRIPTION OF CORPORATE BOND RATINGS	A-1

APPENDIX B	B-1

ii

THE DIREXION FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series.  On April 28, 2006, the Trust changed its name to the Direxion Funds.  Prior to that date, the Trust was known as the Potomac Funds.

This SAI relates to the Investor Class Shares of all Funds.  Except for the U.S. Government Money Market Fund, Dynamic HY Bond Fund and the HY Bear Fund, the Funds described in this SAI seek to provide daily investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  Except for the HY Bear Fund, the Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark.  For instance, the benchmark for the S&P 500® Bull 2.5X Fund is 250% of the daily price performance of the S&P 500®, while the benchmark for the S&P 500® Bear 2.5X Fund is 250% of the inverse, or opposite, of the daily price performance of the S&P 500®.  If, on a given day, the S&P 500® gains 1%, the S&P 500® Bull 2.5X Fund is designed to gain approximately 2.5% (which is equal to 250% of 1%), while the S&P 500® Bear 2.5X Fund is designed to lose approximately 2.5%.  Conversely, if the S&P 500® loses 1% on a given day, the S&P 500® Bull 2.5X Fund is designed to lose approximately 2.5%, while the S&P 500® Bear 2.5X Fund is designed to gain approximately 2.5%.

The Dynamic HY Bond Fund and the HY Bear Fund (the “HY Funds”) are actively managed Funds which do not seek to provide returns which are a multiple of the returns of the target index or benchmark.  The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.  The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.  The term “bear” is used in the financial markets to describe a market which is declining in value.  Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle.  The Funds may be used independently or in combination with each other as part of an overall strategy.  Investor Class shares are designed for sale directly to investors without a sales charge.  The Investor Class is subject to fees under Rule 12b-1 fee and a separate shareholder services fee.

CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a “non-diversified” series of the Trust pursuant to the 1940 Act.  A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

In general, each Fund (other than the Money Market Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that correspond to a multiple of its index or benchmark.  In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
Total Market Bull 2.5X Fund	MSCI® US Broad Market	250%

S&P 500® Bull 2.5X Fund	S&P 500®	250%
S&P 500® Bear 2.5X Fund		-250%
S&P 500® Bear 1X Fund (formerly U.S./Short Fund)		-100%
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100®	250%
NASDAQ-100® Bear 2.5X Fund		-250%
NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund)		125%
Mid Cap Bull 2.5X Fund	S&P® MidCap 400	250%

Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Russell 2000®	250%
Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)		-250%
Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Dow Jones Industrial Average	125%
Dollar Bear 2.5X Fund	U.S. Dollar®
		-250%
Japan Bull 2X Fund	Nikkei® 225	200%

Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	MSCI Emerging MarketsSM	200%
Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)		-200%
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	MSCI EAFE®	200%
Developed Market Bear 2X Fund (formerly Developed Markets Short Fund)		-200%
Latin America Bull 2X Fund	S&P® Latin America 40	200%
		-200%
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Morgan Stanley® Commodity Related	200%

10 Year Note Bull 2.5X Fund	10 Year Treasury Note	250%
10 Year Note Bear 2.5X Fund		-250%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

The above table reflects the current daily targets.  The Small Cap Bull 2.5X Fund sought a daily target of 125% until April 30, 2006 and the Small Cap Bear 2.5X Fund sought a daily target of 100% until March 7, 2005 and 200% until April 30, 2006.  The 10 Year Note Bear 2.5X Fund sought a daily target of 200% until April 30, 2006.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs.  ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation.  ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange).  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments.  The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments.  See “Foreign Securities” below.  These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks.  A Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  A Fund may invest in convertible securities that may be considered high yield securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock.  A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights.  A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies.  Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar.  Exchange rates fluctuate for a number of reasons.

Inflation.  Exchange rates change to reflect changes in a currency’s buying power.  Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency.  Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors.  Political instability in a country can cause a currency to depreciate.  Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business.  As a result, to the extent that the a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase.  If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars.  Gains or losses on shares of the a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares.  The amount of appreciation or depreciation in the a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions.  A Fund conducts currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.  A Fund also enters into forward currency contracts.  See “Options, Futures and Other Strategies” below.  A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate.  For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging).  Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities.  Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.  If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars.  Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options.  A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies.  A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants.  Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities.  Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper.  Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Hybrid Instruments

A Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level.  Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the NAV of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  A Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments.  No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), the Funds’ investment adviser, has determined under Board-approved guidelines are liquid.  No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes.  Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.  The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian.  A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy.  If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees.  The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

A Fund may invest in municipal obligations.  In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers.  The credit quality of a municipal obligation can be affected by, among other factors:  a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security.  Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security.  The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General.  A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.  A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction.  Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (the “AMEX®”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies, Securities and Commodities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity.  To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment.  In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.  Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.  If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors.  The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities.  Certain commodities are also subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

A Fund intends to limit investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, a Fund will either seek instruction from a Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund proportionate to the vote of all other holders of such security.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity.  Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds.  Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments.  Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements.  A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities.  Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Real Estate Companies

A Fund may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate.  Such investments include common stocks (including Real Estate Investment Trust shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

A Fund may make investments in Real Estate Investment Trusts (“REITs”).  REITs include equity, mortgage and hybrid REITs.  Equity REITs own real estate properties, and their revenue comes principally from rent.  Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans.  Hybrid REITs combine characteristics of both equity and mortgage REITs.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by a Fund.  Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will:  (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund illiquid investment limitations.  A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer.  The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date.  A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction.  A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested.  If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date.  Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, a Fund may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Other Investment Risks and Practices

Borrowing.  A Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, Small Cap Bull 2.5X Fund, the Small Cap Bear 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of their total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  A Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover.  The Trust anticipates that investors in a Fund, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds.  A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover.  Because each Fund’s portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund’s actual turnover rate.  A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero.  However, each Fund’s portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of their applicable indices.  Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments.  As a result, a Fund’s short-term performance will reflect such deviation from its target index.

In the case of a Fund whose NAVs are intended to move inversely from their target indices (the Bear Funds) the factor of compounding also may lead to tracking error.  Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s NAV can be altered significantly over time by a compounding effect.  For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s NAV by a percentage that is somewhat greater than the percentage that the index’s returns decreased.  Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s NAV by a percentage that would be somewhat less than the percentage that the index returns increased.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Except for the Money Market Fund, a Fund shall not:

1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of a Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Pledge, mortgage, or hypothecate a Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

5.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

6.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that a Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Limitation 4 above and 7 below; and (3) each Fund, except the NASDAQ-100® Bull 1.25X Fund, the Small Cap Bull 2.5X Fund and the Dow 30SM Bull 1.25 Fund, may make short sales of securities.

7.	Borrowing

Each Fund, except the S&P 500® Bear 1X Fund, the NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Small Cap Bear 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; or (3) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets; (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements; or (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The S&P 500® Bear 1X Fund and the Small Cap Bear 2.5X Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of a Fund’s total assets; (2) in an amount up to 33 1/3% of the value of a Fund’s total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.	Short Sales

The Small Cap Bull 2.5X Fund, the NASDAQ-100® Bull 1.25X Fund and the Dow 30SM Bull 1.25X Fund have each adopted the following investment limitation:

A Fund shall not

Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales “against the box,” obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

9.	25% Limitation

Each Fund, except the NASDAQ-100® Bull 1.25X Fund, has adopted the following investment limitation:

A Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The NASDAQ-100® Bull 1.25X Fund has adopted the following investment limitation:

The Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the NASDAQ® Index.  There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Money Market Fund

The Money Market Fund has adopted the following investment limitations:

The Money Market Fund shall not:

10.	Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

11.
Lend the Money Market Fund’s portfolio securities in excess of 15% of its total assets.  Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

12.	Underwrite securities of any other issuer.

13.	Purchase, hold, or deal in real estate or oil and gas interests.

14.	Issue senior securities, except as permitted by the Money Market Fund’s investment objective and policies.

15.
Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

16.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

17.
Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.  In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

18.
Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as a Fund.  For this purpose, “all of a Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  For the Money Market Fund, there is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund (other than the Money Market Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by each of the following Funds for periods shown are set forth in the tables below.

NASDAQ-100® Bull 1.25X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 20,031
Year Ended August 31, 2005	$ 10,170
Year Ended August 31, 2004	$ 51,896

Dow 30SM Bull 1.25X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 11,039
Year Ended August 31, 2005	$ 8,191
Year Ended August 31, 2004	$ 62,180

S&P 500® Bear 1X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 2,418
Year Ended August 31, 2005	$ 2,527
Year Ended August 31, 2004	$ 4,209

Small Cap Bull 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 3,470
Year Ended August 31, 2005	$ 7,475
Year Ended August 31, 2004	$ 7,421

Small Cap Bear 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 6,783
Year Ended August 31, 2005	$ 6,395
Year Ended August 31, 2004	$ 7,695

10 Year Note Bull 2.5X Fund	Brokerage Fees Paid
Year ended August 31, 2006	$ 8,034
March 31, 2005 - August 31, 2005	$ 2,854

10 Year Note Bear 2.5X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 9,936
Year Ended August 31, 2005	$ 24,904
May 17, 2004 - August 31, 2004	$ 2,816

Commodity Bull 2X Fund	Brokerage Fees Paid
Year Ended August 31, 2006	$ 17,451
February 17, 2005 - August 31, 2005	$102,020

Developed Markets Bull 2X Fund	Brokerage Fees Paid
January 1, 2006 - August 31, 2006	$ 3,283

Developed Markets Bear 2X Fund	Brokerage Fees Paid
February 6, 2006 - August 31, 2006	$ 535

Emerging Markets Bull 2X Fund	Brokerage Fees Paid
November 1, 2005 - August 31, 2006	$ 27,493

Emerging Markets Bear 2X Fund	Brokerage Fees Paid
November 4, 2005 - August 31, 2006	$ 51

HY Bear Fund	Brokerage Fees Paid
September 20, 2005 - August 31, 2006*	$ 0

Dynamic HY Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2006*	$ 68
Year Ended August 31, 2005*	$ 0
July 1, 2004 – August 31, 2004	$ 0

Money Market Fund*	Brokerage Fees Paid
Year Ended August 31, 2006	$ 0
Year Ended August 31, 2005	$ 0
Year Ended August 31, 2004	$ 0

*
The Dynamic HY Bond Fund, the HY Bear Fund and the Money Market Fund trades fixed income securities with no stated commission.  The aggregate brokerage fees reflected above do not include undisclosed dealer commissions or mark-up/downs.

Japan Bull 2X Fund	Brokerage Fees Paid
May 3, 2006 - April 30, 2007	$ 1,176

Total Market Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 878

Mid Cap Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 1,071

NASDAQ-100® Bull 2.5X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 10,664

Latin America Bull 2X Fund	Brokerage Fees Paid
May 2, 2006 - April 30, 2007	$ 20,385

S&P 500® Bull 2.5X Fund	Brokerage Fees Paid
May 1, 2006 - April 30, 2007	$ 0

S&P 500® Bear 2.5X Fund	Brokerage Fees Paid
May 1, 2006 - April 30, 2007	$ 0

Dollar Bear 2.5X Fund	Brokerage Fees Paid
June 12, 2006 - April 30, 2007	$ 0

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding a Fund’s portfolio investments to ensure that such disclosure is in the best interests of a Fund’s shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of a Fund.  Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days.  In addition, a Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

In addition, a Fund’s service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to a Fund.  In no event shall the Advisers, their affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between a Fund’s shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of a Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board.  The Trustees are responsible for managing a Fund’s business affairs and for exercising all of a Fund’s powers except those reserved to the shareholders.  A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust.  Each Trustee of the Trust also serves on the Board of the Direxion Insurance Trust, the other registered investment company in the Direxion mutual fund complex.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	116	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992- present; Trustee, The Opening Word Program, Wyandanch, New York.	116	None
Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985- present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	116	None
John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	116	MainStay VP Series Fund, Inc.

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Ron Fernandes Age: 49	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003- 2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002.	N/A	None
Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
William Franca Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04 – 2/06.	N/A	None
Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Anderson, 1999- 2000.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)
The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 51 portfolios of the 71 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met three times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair.  The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The following table shows the amount of equity securities in a Fund owned by the Trustees as of the calendar year ended December 31, 2006:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins(1)	Daniel J. Byrne	Gerald E. Shanley III	John Weisser(2)
NASDAQ-100® Bull 1.25X Fund	$0	$0	$0	$0	N/A
NASDAQ-100® Bull 2.5X Fund	$0	$0	$0	$0	N/A
NASDAQ-100® Bear 2.5X Fund	$0	$0	$0	$0	N/A
Dow 30SM Bull 1.25X Fund	$0	$0	$0	$0	N/A
S&P 500® Bear 1X Fund	$0	$0	$0	$0	N/A
S&P 500® Bull 2.5X Fund	$0	$0	$0	$0	N/A
S&P 500® Bear 2.5X Fund	$0	$0	$0	$0	N/A
Mid Cap Bull 2.5X Fund	$0	$0	$0	$0	N/A
Small Cap Bull 2.5X Fund	$0	$0	$0	$0	N/A
Small Cap Bear 2.5X Fund	$0	$0	$0	$0	N/A
Japan Bull 2X Fund	$0	$0	$0	$0	N/A
Emerging Markets Bull 2X Fund	$0	$0	$0	$0	N/A
Emerging Markets Bear 2X Fund	$0	$0	$0	$0	N/A
Developed Markets Bull 2X Fund	$0	$0	$0	$0	N/A
Developed Markets Bear 2X Fund	$0	$0	$0	$0	N/A
Latin America Bull 2X Fund	$0	$0	$0	$0	N/A

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
Lawrence C. Rafferty	Jay F. Higgins(1)	Daniel J. Byrne	Gerald E. Shanley III	John Weisser(2)
Commodity Bull 2X Fund	$0	$0	$0	$0	N/A
Total Market Bull 2.5X Fund	$0	$0	$0	$0	N/A
10 Year Note Bull 2.5X Fund	$0	$0	$0	$0	N/A
10 Year Note Bear 2.5X Fund	$0	$0	$0	$0	N/A
HY Bear Fund	$ 0	$ 0	$0	$0	N/A
Dynamic HY Bond Fund	$0	$ 0	$0	$0	N/A
Money Market Fund	$0	$0	$0	$0	N/A
Aggregate Dollar Range of Equity Securities in the Fund Complex(3)	$0	$0	$10,001 - $50,000	$0	N/A
(1)	As of May 22, 2007, Mr. Higgins resigned as an Interested Trustee of the Direxion Complex.
(2)	As of March 7, 2007, Mr. Weisser became a Disinterested Trustee of the Direxion Complex and, therefore, did not have ownership in any equity securities in the Direxion Complex.
(3)
The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 51 portfolios of the 71 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust.  The following tables show the compensation earned by each Trustee for the Trust’s fiscal year ended April 30, 2007.

NASDAQ-100® Bull 1.25X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins(2)	$504	$0	$0	$20,000

Disinterested Trustees
Kevin G. Boyle(3)	$504	$0	$0	$20,000
Daniel J. Byrne	$504	$0	$0	$20,000

Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Gerald E. Shanley III	$657	$0	$0	$26,000
John Weisser(4)	N/A	N/A	N/A	N/A

Dow 30SM Bull 1.25X Fund
Name of Person, Position	Aggregate Compensation From the Dow 30SM Bull 1.25X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins(2)	$369	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$369	$0	$0	$20,000

Daniel J. Byrne	$369	$0	$0	$20,000

Gerald E. Shanley III	$479	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

S&P 500® Bear 1X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 1X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$120	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$120	$0	$0	$20,000

Daniel J. Byrne	$119	$0	$0	$20,000

Gerald E. Shanley III	$155	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Small Cap Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Small Cap Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$393	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$393	$0	$0	$20,000

Daniel J. Byrne	$393	$0	$0	$20,000

Gerald E. Shanley III	$509	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Small Cap Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Small Cap Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$534	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$534	$0	$0	$20,000

Daniel J. Byrne	$534	$0	$0	$20,000

Gerald E. Shanley III	$693	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Commodity Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Commodity Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Name of Person, Position	Aggregate Compensation From the Commodity Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Jay F. Higgins(2)	$282	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$282	$0	$0	$20,000

Daniel J. Byrne	$282	$0	$0	$20,000

Gerald E. Shanley III	$368	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

10 Year Note Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the 10 Year Note Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$200	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$200	$0	$0	$20,000

Daniel J. Byrne	$200	$0	$0	$20,000

Gerald E. Shanley III	$261	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

10 Year Note Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the 10 Year Note Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$983	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$983	$0	$0	$20,000

Name of Person, Position	Aggregate Compensation From the 10 Year Note Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Daniel J. Byrne	$983	$0	$0	$20,000

Gerald E. Shanley III	$1,278	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Developed Markets Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Developed Markets Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$183	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$183	$0	$0	$20,000

Daniel J. Byrne	$183	$0	$0	$20,000

Gerald E. Shanley III	$240	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Developed Markets Bear 2X Fund
Name of Person, Position	Aggregate Compensation From the Developed Markets Bear Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$215	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$215	$0	$0	$20,000

Daniel J. Byrne	$215	$0	$0	$20,000

Gerald E. Shanley III	$280	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Emerging Markets Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Emerging Markets Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$807	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$807	$0	$0	$20,000

Daniel J. Byrne	$807	$0	$0	$20,000

Gerald E. Shanley III	$1,048	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Emerging Markets Bear 2X Fund
Name of Person, Position	Aggregate Compensation From the Emerging Markets Bear 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$197	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$197	$0	$0	$20,000

Daniel J. Byrne	$197	$0	$0	$20,000

Gerald E. Shanley III	$257	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Dynamic HY Bond Fund and HY Bear Fund
Name of Person, Position	Aggregate Compensation From the Dynamic HY Bond Fund	Aggregate Compensation From the HY Bear Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0	$0

Jay F. Higgins(2)	$2,194	$245	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$2,194	$245	$0	$0	$20,000

Daniel J. Byrne	$2,194	$245	$0	$0	$20,000

Gerald E. Shanley III	$2,853	$318	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A	N/A

U.S. Government Money Market Fund
Name of Person, Position	Aggregate Compensation From the Money Market Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$906	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$906	$0	$0	$20,000

Daniel J. Byrne	$906	$0	$0	$20,000

Gerald E. Shanley III	$1,178	$0	$0	$26,000

John Weisser(4)	N/A	N/A	N/A	N/A

Japan Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Japan Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Name of Person, Position	Aggregate Compensation From the Japan Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Jay F. Higgins(2)	$214	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$160	$0	$0	$15,000

Daniel J. Byrne	$247	$0	$0	$23,000

Gerald E. Shanley III	$311	$0	$0	$29,000

John Weisser(4)	$97	$0	$0	$8,000

S&P 500® Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$241	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$181	$0	$0	$15,000

Daniel J. Byrne	$278	$0	$0	$23,000

Gerald E. Shanley III	$350	$0	$0	$29,000

John Weisser(4)	$97	$0	$0	$8,000

S&P 500® Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$197	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$147	$0	$0	$15,000

Daniel J. Byrne	$226	$0	$0	$23,000

Name of Person, Position	Aggregate Compensation From the S&P 500® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Gerald E. Shanley III	$285	$0	$0	$29,000

John Weisser(4)	$79	$0	$0	$8,000

Total Market Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Total Market Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$195	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$146	$0	$0	$15,000

Daniel J. Byrne	$225	$0	$0	$23,000

Gerald E. Shanley III	$284	$0	$0	$29,000

John Weisser(4)	$79	$0	$0	$8,000

Mid Cap Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Mid Cap Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$155	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$116	$0	$0	$15,000

Daniel J. Byrne	$178	$0	$0	$23,000

Gerald E. Shanley III	$224	$0	$0	$29,000

John Weisser(4)	$62	$0	$0	$8,000

Dollar Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the Dollar Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$189	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$141	$0	$0	$15,000

Daniel J. Byrne	$217	$0	$0	$23,000

Gerald E. Shanley III	$274	$0	$0	$29,000

John Weisser(4)	$76	$0	$0	$8,000

NASDAQ-100® Bull 2.5X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bull 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$272	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$204	$0	$0	$15,000

Daniel J. Byrne	$272	$0	$0	$23,000

Gerald E. Shanley III	$395	$0	$0	$29,000

John Weisser(4)	$109	$0	$0	$8,000

NASDAQ-100® Bear 2.5X Fund
Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$209	$0	$0	$20,000

Name of Person, Position	Aggregate Compensation From the NASDAQ-100® Bear 2.5X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Disinterested Trustees

Kevin G. Boyle(3)	$156	$0	$0	$15,000

Daniel J. Byrne	$240	$0	$0	$23,000

Gerald E. Shanley III	$303	$0	$0	$29,000

John Weisser(4)	$84	$0	$0	$8,000

Latin America Bull 2X Fund
Name of Person, Position	Aggregate Compensation From the Latin America Bull 2X Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins(2)	$263	$0	$0	$20,000

Disinterested Trustees

Kevin G. Boyle(3)	$197	$0	$0	$15,000

Daniel J. Byrne	$303	$0	$0	$23,000

Gerald E. Shanley III	$381	$0	$0	$29,000

John Weisser(4)	$106	$0	$0	$8,000

(1)	For the fiscal year ended April 30, 2007, trustees’ fees and expenses in the amount of $95,000 were incurred by the Trust.
(2)	As of May 22, 2007, Mr. Higgins resigned as an Interested Trustee of the Direxion Complex.
(3)	As of March 7, 2007, Mr. Boyle resigned as a Disinterested Trustee of the Direxion Complex.
(4)	As of March 7, 2007, Mr. Weisser became a Disinterested Trustee of the Direxion Complex.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of August 2, 2007, the following shareholders were considered to be either a control person or principal shareholder of a Fund:

NASDAQ-100® Bull 1.25X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	45.86%

National Financial Services, Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	25.24%

Ameritrade Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.92%

Trust Company of American FBO 128 P.O. Box 6503 Englewood, CO 80155-6503	5.26%

Dow 30SM Bull 1.25X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	61.84%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	7.48%
FTC & Co. Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	6.14%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	6.01%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.06%

S&P 500® Bear 1X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	36.57%

Name and Address	% Ownership
FTC & Co. Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	32.50%
Ameritrade, Inc P.O. Box 2226 Omaha, NE 68103-2226	14.97%
Charles Schwab & Co., Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	9.26%

Small Cap Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	43.91%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	11.84%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	7.63%
Wells Fargo Investments, LLC 608 Second Avenue South 8th FL Minneapolis, MN 55402-1927	5.92%
Scottrade, Inc. P.O. Box 31759 St. Louis, MO 63131-0759	5.20%

Small Cap Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	55.43%

Name and Address	% Ownership
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	31.33%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	5.02%

Emerging Markets Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	60.54%
Charles Schwab & Co. Inc. Attn: Mutual Fund Operations 101 Montgomery Street San Francisco, CA 94104-4151	20.07%

Emerging Markets Bear 2X Fund--Investor Class

Name and Address	% Ownership
LLARC Capital Limited Partnership 1 Cranberry HL Lexington, MA 02421-7394	27.74%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	24.99%
Prudential Investment Management 100 Mulberry Street 3 Gateway Center FL. Mail Stop NJ 5-11-20 Newark, NJ 07102-4061	12.75%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive S, Ste. 700 Denver, CO 80246	9.78%

Developed Markets Bull 2X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	44.51%

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	17.03%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	16.75%
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	12.83%

Developed Markets Bear 2X Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	33.83%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	26.71%
Charles Schwab & Co. Inc. 4500 Cherry Creek Drive South Suite 700 Denver, CO 80246	19.52%
Pershing LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	17.03%

Commodity Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	51.19%
Charles Schwab & Co. Inc. Attn: Mutual Fund Operations 101 Montgomery Street San Francisco, CA 94104-4151	19.63%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.06%

10 Year Note Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	56.53%
FTC & Co Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	25.27%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	9.46%

10 Year Note Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	31.85%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	23.02%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	17.09%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.66%
LPL Financial Services 9785 Towne Center Drive San Diego, CA 92121-1968	5.51%

Total Market Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	37.15%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	13.30%

Name and Address	% Ownership
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	11.32%
E*Trade Clearing, Inc. P.O. Box 989030 West Sacramento, CA 95798-9030	5.70%

S&P 500® Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	22.14%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	21.93%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	8.11%
Angelo A. Abramo Linda Abramo 6602 Aiken Road Lockport, NY 14094	6.32%
Pershing LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	6.15%
Prudential Investment Management Service For the Benefit of Mutual Fund Clients 100 Mulberry Street 3 Gateway Center Newark, NJ 07102-4061	5.96%

S&P 500® Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	57.40%

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	16.53%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	5.90%

NASDAQ-100® Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	39.76%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	27.35%

NASDAQ-100® Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	57.76%
Prudential Investment Management Service For the Benefit of Mutual Fund Clients 100 Mulberry Street 3 Gateway Center Mailstop NJ 05-11-20 Newark, NJ 07102-4061	17.72%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	9.21%

Mid Cap Bull 2.5X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	49.64%
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	17.68%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	7.43%

Dollar Bear 2.5X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	35.24%
Mercury & Co. c/o Investors Bank & Trust Co. 200 Claredon St. #FCG124 Boston, MA 02116-5021	10.00%
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.20%

Japan Bull 2X Fund--Investor Class

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive S, Ste. 700 Denver, CO 80246	75.57%
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	16.26%

Latin America Bull 2X Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street, Floor 5 New York, NY 10281-5503	46.22%

Name and Address	% Ownership
Charles Schwab & Co. Inc. 48500 Cherry Creek Drive South Suite 700 Denver, CO 80246	23.82%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	11.34%

Dynamic HY Bond Fund

Name and Address	% Ownership
Pershing, LLC Attn: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303-2052	81.91%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	12.37%

HY Bear Fund

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	54.72%
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	15.56%
Ameritrade, Inc. 4600 Alliance Gateway Fort Worth, TX 76177-3716	10.21%
Trust Company of America FBO 128 P.O. Box 6503 Englewood, CO 80155-6503	9.83%

Money Market Fund--Investor Class

Name and Address	% Ownership
FTC & Co Attn Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	41.82%

Name and Address	% Ownership
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281-1003	16.52%
Trust Company of America FBO 83 P.O. Box 6503 Englewood, CO 80155-6503	12.53%

The other Funds, which had not commenced operations as of the date of this SAI, had no control persons or principal shareholders.

In addition, as of August 6, 2007, except for the Dow 30SM Bull 1.25X Fund, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Funds.  For the Dow 30SM Bull 1.25X Fund, they owned 4.30% of its outstanding shares.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to a Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of a Fund, and Rafferty, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund other than the Money Market Fund pays Rafferty 0.75% at an annual rate based on its average daily net assets.  The Money Market Fund pays Rafferty 0.50% at an annual rate based on its average daily net assets.

Each Fund is responsible for its own operating expenses.  Rafferty has contractually agreed to waive its fees and/or reimburse the following Funds’ operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividends and interest on short positions and extraordinary expenses) through August 31, 2008 and April 30, 2008, as noted below, to the extent that their Investor Class shares exceed 1.75%, of daily net assets.  Any such reimbursement is subject to Board of Trustees review and approval.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

Fund	Termination Date of Contractual Waiver
Small Cap Bull 2.5X Fund	August 31, 2008
Small Cap Bear 2.5X Fund	August 31, 2008
NASDAQ-100® Bull 1.25X Fund	August 31, 2008
Dow 30SM Bull 1.25X Fund	August 31, 2008
S&P 500® Bear 1X Fund	August 31, 2008
Emerging Markets Bull 2X Fund	August 31, 2008
Emerging Markets Bear 2X Fund	August 31, 2008

Developed Markets Bull 2X Fund	August 31, 2008
Developed Markets Bear 2X Fund	August 31, 2008
Total Market Bull 2.5X Fund	April 30, 2008
S&P 500® Bull 2.5X Fund	April 30, 2008
S&P 500® Bear 2.5X Fund	April 30, 2008
NASDAQ-100® Bull 2.5X Fund	April 30, 2008
NASDAQ-100® Bear 2.5X Fund	April 30, 2008
Mid Cap Bull 2.5X Fund	April 30, 2008
Dollar Bear 2.5X Fund	April 30, 2008
Japan Bull 2X Fund	April 30, 2008
Latin America Bull 2X Fund	April 30, 2008

Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse all other following Funds’ Other Expenses through the dates noted below to the extent that the Total Annual Operating Expenses for the Investor Class shares exceed 1.75% (1.25% for the Money Market Fund), (excluding Acquired Fund Fees and Expenses, brokerage commissions, dividend and interest on short positions and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time.  Any expense waiver is subject to reimbursement by each Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  There is no assurance that Rafferty will continue this waiver after this date.
Fund	Termination Date of Voluntary Waiver
Commodity Bull 2X Fund	August 31, 2008
10 Year Note Bull 2.5X Fund	August 31, 2008
10 Year Note Bear 2.5X Fund	August 31, 2008
Dynamic HY Bond Fund	August 31, 2008
HY Bear Fund	August 31, 2008
U.S. Government Money Market Fund	August 31, 2008

The tables below show the amount of advisory fees incurred by each of the following Funds and the amount of fees waived and/or reimbursed by Rafferty for the fiscal periods shown.

NASDAQ-100® Bull 1.25X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$98,980	$ 0
Year Ended August 31, 2005	$96,445	$ 0
Year Ended August 31, 2004	$157,560	$ 0

Dow 30SM Bull 1.25X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$59,150	$37,053
Year Ended August 31, 2005	$78,061	$ 6,571
Year Ended August 31, 2004	$185,158	$ 0

S&P 500® Bear 1X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$45,914	$42,463
Year Ended August 31, 2005	$41,480	$44,599
Year Ended August 31, 2004	$96,645	$ 2,785

Small Cap Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 66,422	$ 28,771
Year Ended August 31, 2005	$156,931	$ 0
Year Ended August 31, 2004	$358,611	$ 0

Small Cap Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006(1)	$154,822	$ 0
Year Ended August 31, 2005	$ 97,808	$ 22,787
Year Ended August 31, 2004	$141,183	$ 7,533
(1)           The Advisor recouped $24,251 in expenses that were previously waived and/or reimbursed.

Commodity Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 79,372	$ 72,524
February 17, 2005 to August 31, 2005	$ 64,497	$ 17,256

10 Year Note Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$ 18,753	$75,078
March 31, 2005 to August 31, 2005	$ 5,118	$49,224

10 Year Note Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$193,351	$ 0
Year Ended August 31, 2005(1)	$225,694	$ 0
May 17, 2004 to August 31, 2004	$ 12,812	$37,516
(1)           The Advisor recouped $37,516 in expenses that were previously waived and/or reimbursed.

Developed Markets Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
January 25, 2006 - August 31, 2006	$ 17,905	$ 51,779

Developed Markets Bear 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
February 6, 2006 - August 31, 2006	$ 25,259	$ 36,493

Emerging Markets Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
November 1, 2005 - August 31, 2006	$150,734	$ 0

Emerging Markets Bear 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
November 4, 2005 - August 31, 2006	$ 36,977	$ 49,468

HY Bear Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
September 20, 2005 - August 31, 2006	$ 40,935	$73,452

Dynamic HY Bond Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006	$648,066	$ 0
Year Ended August 31, 2005	$1,832,299	$ 0
July 1, 2004 – August 31, 2004	$127,235	$ 0

Money Market Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2006(1)	$166,245	$ 0
Year Ended August 31, 2005	$136,308	$ 20,143
Year Ended August 31, 2004	$ 94,649	$ 58,023
(1)           The Advisor recouped $28,144 in expenses that were previously waived and/or reimbursed.

Japan Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 3, 2006 – April 30, 2007	$ 13,671	$95,705

S&P 500® Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 52,355	$97,617

S&P 500® Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 15,347	$108,118

Total Market Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 6,001	$100,162

Mid Cap Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 23,989	$90,530

Dollar Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 12, 2006 – April 30, 2007	$ 15,213	$97,186

NASDAQ-100® Bull 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 53,701	$119,492

NASDAQ-100® Bear 2.5X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 1, 2006 – April 30, 2007	$ 40,117	$79,014

Latin America Bull 2X Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 2, 2006 – April 30, 2007	$ 94,986	$65,146

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act.  The Advisory Agreement with respect to each Fund continued in force for an initial period of two years after the date of its approval.  The Advisory Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Manager

Mr. Loren L. Norton serves as the portfolio manager for the Dynamic HY Bond Fund and the HY Bear Fund.  In addition to the HY Funds, he manages the following other accounts as of April 30, 2007:

Portfolio Manager -Other Accounts-	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	3	$100	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Norton manages another account, which shares the HY Funds’ objective to invest in lower quality debt instruments.  Because of the similarities in the investment objectives and strategies of the HY Funds and the other account, conflicts of interest may arise.  As a result, the Adviser has adopted trade initiation, execution and allocation procedures that, among other things, ensure that the Adviser treats all clients fairly when taking an investment action.

Rafferty has not identified any other material conflicts between the HY Funds and the other account managed by Mr. Norton.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the HY Funds and the other account.  The management of the HY Funds and the other account may result in unequal time and attention being devoted to the HY Funds and the other account.

The portfolio manager’s compensation is paid by Rafferty.  Mr. Norton’s compensation primarily consists of a fixed base salary and a bonus.  His salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by his individual performance, including factors such as attention to detail, process, and efficiency, and are affected by the overall performance of the firm.  His salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used.  Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

Set forth below are the dollar ranges of securities of the HY Funds beneficially owned by Mr. Norton as of April 30, 2007:

Name of Fund	Dollar Range of Equity Securities in the Funds
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Dynamic HY Bond Fund	X
HY Bear Fund	X

Portfolio Manager

Each Fund, other than the HY Funds, is managed by an investment committee consisting of Ryan King, Paul Brigandi, Tony Ng, Michael Eschmann, Kenneth Jackson and Adam Gould.  In addition to the Funds, the committee manages the following other accounts as of April 30, 2007:

Other Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	37	$1,060	0	$0
Other Pooled Investment Vehicles	1	$107	0	$0
Other Accounts	0	0	0	$0

Rafferty manages no other accounts with an investment objective similar to that of a Fund.  However, a Fund may invest in the same securities but the nature of each investment (Bull or short) may be opposite and in different proportions.  Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment committee.  However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of a Fund and other accounts.  The management of a Fund and other accounts may result in unequal time and attention being devoted to a Fund and other accounts.  Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from a Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

The investment committee’s compensation is paid by Rafferty.  Their compensation primarily consists of a fixed base salary and a bonus.  The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm.  The investment committee’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment committee do not own any shares of the Funds as of April 30, 2007.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to a Fund.  U.S. Bank, N.A., Custody Operations, 155 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53202, an affiliate of the Administrator, provides custodian services to a Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets  or a minimum annual fee of $200,000 for the Fund Complex.  The Administrator also is entitled to certain out-of-pocket expenses.

The tables below show the amount of administrative and management services fees incurred by each of the following Funds to the Administrator for the fiscal periods shown.

NASDAQ-100® Bull 1.25X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 17,420
Year ended August 31, 2005	$ 22,011
Year ended August 31, 2004	$ 18,745

Dow 30SM Bull 1.25X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 16,805
Year ended August 31, 2005	$ 21,385
Year ended August 31, 2004	$ 19,383

S&P 500® Bear 1X Fund	Fees paid to the Administrator
Year ended August 31, 2006	$ 16,774
Year ended August 31, 2005	$ 19,342
Year ended August 31, 2004	$ 16,790

Small Cap Bull 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,117
Year Ended August 31, 2005	$24,649
Year Ended August 31, 2004	$24,086

Small Cap Bear 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,749
Year Ended August 31, 2005	$21,366
Year Ended August 31, 2004	$18,103

Commodity Bull 2X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,158
February 17, 2005 - August 31, 2005	$12,730

10 Year Note Bull 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$16,722
March 31, 2005 - August 31, 2005	$8,141

10 Year Note Bear 2.5X Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$17,860
Year Ended August 31, 2005	$27,771
May 17, 2004 - August 31, 2004	$5,699

Developed Markets Bull 2X Fund	Fees paid to the Administrator
January 25, 2006 - August 31, 2006	$10,247

Developed Markets Bear 2X Fund	Fees paid to the Administrator
February 6, 2006 - August 31, 2006	$8,482

Emerging Markets Bull 2X Fund	Fees paid to the Administrator
November 1, 2005 - August 31, 2006	$13,609

Emerging Markets Bear 2X Fund	Fees paid to the Administrator
November 4, 2005 - August 31, 2006	$13,792

HY Bear Fund	Fees Paid to the Administrator
September 20, 2005 - August 31, 2006	$17,136

Dynamic HY Bond Fund	Fees Paid to the Administrator
Year Ended August 31, 2006	$19,807
Year Ended August 31, 2005	$90,408
July 1, 2004 – August 31, 2004	$2,879

Money Market Fund	Fees paid to the Administrator
Year Ended August 31, 2006	$19,679
Year Ended August 31, 2005	$26,563
Year Ended August 31, 2004	$18,178

Japan Bull 2X Fund	Fees Paid to the Administrator
May 3, 2006 - April 30, 2007	$10,105

S&P 500® Bull 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,732

S&P 500® Bear 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,123

Total Market Bull 2.5X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$10,031

Mid Cap Bull 2.5X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$10,273

Dollar Bear 2.5X Fund	Fees Paid to the Administrator
June 12, 2006 - April 30, 2007	$9,160

NASDAQ-100® Bull 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,745

NASDAQ-100® Bear 2.5X Fund	Fees Paid to the Administrator
May 1, 2006 - April 30, 2007	$10,545

Latin America Bull 2X Fund	Fees Paid to the Administrator
May 2, 2006 - April 30, 2007	$11,841

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual fee of $600,000 for the Fund Complex.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of a Fund’s assets.  The Custodian holds and administers the assets in a Fund’s portfolios.  Pursuant to the Custodian Agreement, the Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0225% and a $1,000 minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of a Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  For the fiscal year ended April 30, 2007, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.  Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan and Service Fees

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a plan for the Investor Class (“Investor Class 12b-1 Plan”) of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts.  The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement.

Pursuant to the Investor Class 12b-1 Plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets.  The Board has authorized the Funds to pay 0.25% of the Investor Class’ average daily net assets.

In addition, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class.  The fee compensates service providers and/or financial intermediaries for shareholder services provided to a Fund, including but not limited to:  (a) answering shareholder inquires regarding the manner in which purchases, exchanges and redemptions of Investor Class shares of Fund may be effected and other matters pertaining to Investor Class shares; (b) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (c) assisting shareholders in arranging for processing of purchase, exchange and redemption transactions; (d) assisting in the enhancement of relations and communication between shareholders and the Funds; (e) assisting in the maintenance of Fund records containing shareholder information; and (g) providing such other related personal services as the shareholder may request.

Each Plan was approved by the Trustees and the Independent Trustees of the Funds.  In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plans permit payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services.  The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund.  In addition, the Plans authorize payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by each of the following Funds for the periods shown.

Fund (Investor Class)	Period	12b-1 fees Incurred
NASDAQ-100® Bull 1.25X Fund	Year Ended August 31, 2006	$8,250
Dow 30SM Bull 1.25X Fund	Year Ended August 31, 2006	$0
S&P 500® Bear 1X Fund	Year Ended August 31, 2006	$0
Small Cap Bull 2.5X Fund	Year Ended August 31, 2006	$0
Small Cap Bear 2.5X Fund	Year Ended August 31, 2006	$0
Commodity Bull 2X Fund	Year Ended August 31, 2006	$0
10 Year Note Bull 2.5X Fund	Year Ended August 31, 2006	$0
10 Year Note Bear 2.5X Fund	Year Ended August 31, 2006	$112,823
Developed Markets Bull 2X Fund	January 25, 2006 - August 31, 2006	$0
Developed Markets Bear 2X Fund	February 6, 2006 - August 31, 2006	$0
Emerging Markets Bull 2X Fund	November 1, 2005 - August 31, 2006	$27,551
Emerging Markets Bear 2X Fund	November 4, 2005 - August 31, 2006	$0
Dynamic HY Bond Fund	Year Ended August 31, 2006	$349,531
HY Bear Fund	September 20, 2006 - August 31, 2006	$0
Japan Bull 2X Fund	May 3, 2006 – April 30, 2007	$4,289
S&P 500® Bull 2.5X Fund	May 1, 2006 – April 30, 2007	$16,058
S&P 500® Bear 2.5X Fund	May 1, 2006 – April 30, 2007	$4,627
Total Market Bull 2.5X Fund	May 2, 2006 – April 30, 2007	$1,902
Mid Cap Bull 2.5X Fund	May 2, 2006 – April 30, 2007	$7,882
Dollar Bear 2.5X Fund	June 12, 2006 – April 30, 2007	$4,866
NASDAQ-100® Bull 2.5X Fund	May 1, 2006 – April 30, 2007	$17,348
NASDAQ-100® Bear 2.5X Fund	May 1, 2006 – April 30, 2007	$8,573
Latin America Bull 2X Fund	May 2, 2006 – April 30, 2007	$29,545

Fund (Investor Class)	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
NASDAQ-100® Bull 1.25X Fund	$0	$0	$0	$8,250	$0	$0
10 Year Note Bear 2.5X Fund	$23,013	$0	$1,500	$88,310	$0	$0
Emerging Markets Bull 2X Fund	$0	$0	$0	$27,551	$0	$0
Dynamic HY Bond Fund	$136,068	$0	$1,500	$118,047	$93,916	$0
Japan Bull 2X Fund	$2,300	$0	$0	$1,988	$0	$0
S&P 500® Bull 2.5X Fund	$10,688	$0	$131	$2,448	$0	$2,791
S&P 500® Bear 2.5X Fund	$2,618	$0	$0	$2,009	$0	$0
Total Market Bull 2.5X Fund	$709	$0	$0	$1,074	$0	$119
Mid Cap Bull 2.5X Fund	$3,550	$0	$0	$3,944	$0	$388
Dollar Bear 2.5X Fund	$1,617	$0	$0	$1,349	$0	$1,900
NASDAQ-100® Bull 2.5X Fund	$10,958	$0	$0	$4,490	$0	$1,900
NASDAQ-100® Bear 2.5X Fund	$4,335	$0	$0	$4,238	$0	$0
Latin America Bull 2X Fund	$18,207	$0	$0	$9,438	$0	$1,900

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.  The Financial Statements of the Funds for the fiscal years ended August 31, 2006 and April 30, 2007 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE, and Bond Market for the 10 Year Note Funds, is open for business.  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Money Market Fund. It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00.  There can be no assurance that a $1.00 NAV per share will be maintained.  The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value.  Such fluctuations generally are in response to changes in interest rates.  Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks.  The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations (“NRSROs”).

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the NAV per share as computed for purposes of distribution and redemption.  The Board’s procedures include monitoring the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value.  The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods.  The Board will take any steps they consider appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Each Fund other than the Money Market Fund. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade.  The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued.  The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued.  A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued.  Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used.  Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

For purposes of calculating their daily NAV, a Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when a Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on a Fund’s NAV.

PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”).  An individual may make limited contributions to an IRA of up to $4,000 per taxable year (or $8,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of a Fund; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so).  The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels.  Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above.  In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances.  An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships).  Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption In-Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act, which obligates a Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund’s NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines NAV.  The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.  A redemption in-kind is not as liquid as a cash redemption.  If a redemption is made in-kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.  Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in-kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of a Fund by telephone.  When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following a Fund’s receipt of your request (if received in good order as described below) for redemption.  For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days).  To avoid redemption delays, purchases should be made by direct wire transfer.

A redemption request will be considered to be received in “good order” if:

●	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

●	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

●
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

●
The signatures on any written redemption request in excess of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.  Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund to fairly determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

Anti-Money Laundering

A Fund is required to comply with various federal anti-money laundering laws and regulations.  Consequently, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to a Fund’s Customer Identification Program, a Fund’s transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by a Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below.  Telephone requests for an exchange received by a Fund before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.  Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time.  In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

SHAREHOLDER AND OTHER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each series of each Fund have equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

The Trust has entered into a licensing agreement with The McGraw-Hill Companies, Inc. to permit the use of certain servicemarks in connection with its registration statement and other materials.  “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc.  The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are as described in the Prospectus under “Distributions and Taxes.”  All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly.  Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of a Fund’s NAV per share.  A Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes or in the case of the Money Market Fund, to maintain its NAV per share at $1.00.  Other than the Money Market Fund, each Fund may realize net long-term capital gain and thus anticipates annual distributions of any net capital gain (the excess of net long-term capital gain over net short-term capital loss).  The Money Market Fund does not expect to realize net long-term capital gain and thus does not anticipate distributions of net capital gain.  The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Taxes

Regulated Investment Company Status.  Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code.  If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), determined without regard to any deduction for dividends paid) and net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of a Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).  The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so.  The investment by a Fund, other than the Money Market Fund, primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund fails to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of a Fund’s earnings and profits.  In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash.  Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash.  A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares.  An exchange of Fund shares for shares of another fund generally will have similar consequences.

Income from Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC that is publicly traded or otherwise marketable.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gain from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which a Fund may invest may be “section 1256 contracts.”  Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property.  Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium a Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting a Fund.  No attempt is made to present a complete explanation of the federal tax treatment of a Fund’s and their shareholders’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

The financial statements for the NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund and US Government Money Market Fund for the fiscal year ended August 31, 2006 (or since commencement of operations if less than one year), are herein incorporated by reference to the Funds’ Annual Report to Shareholders dated August 31, 2006.

The financial statements for S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, Dollar Bear 2.5X Fund, NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® 2.5X Bear Fund and Latin America Bull 2X Fund for the fiscal year ended April 30, 2007 (or since commencement of operations if less than one year), are herein incorporated by reference to the Funds’ Annual Report to Shareholders dated April 30, 2007.

To receive a copy of the Prospectus or Annual or Semi-Annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds.  Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality.  They carry the smallest degree of investment risk.  Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong  capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

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APPENDIX B

Direxion Funds
Proxy Voting Policies and Procedures

The Direxion Funds has adopted the following guidelines (the “Guidelines”) pursuant to which a Fund’s investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies.  These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of a Fund.

I.             Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by a Fund.

A.             It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of a Fund’s shareholders.

B.           To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request.  The proxy voting history and policies and procedures will be available via our website, www.direxionfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request.  To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to a Fund at P.O. Box 1993, Milwaukee, Wisconsin 53201.

II.            Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below.  Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position.  RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Direxion Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals.  While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in a Fund shareholders’ best interest and not necessarily always with management.  Each situation is considered individually within the general guidelines.  Routine proposals normally are voted based on the recommendation of the issuer’s management.  Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of a Fund’s shareholders.

1.           Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

●	Approval of auditors
●	Election of directors and officers of the corporation
●	Indemnification provisions for directors
●	Liability limitations of directors
●	Name changes
●	Declaring stock splits
●	Elimination of preemptive rights
●	Incentive compensation plans
●	Changing the date and/or the location of the annual meetings

B-1

●	Minor amendments to the articles of incorporation
●	Employment contracts between the company and its executives and remuneration for directors
●	Automatic dividend reinvestment plans
●	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2.           Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock.  The portfolio voting the proxy will review each issue in this category on a case-by-case basis.  RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

●	Mergers and acquisitions
●	Restructuring
●	Re-incorporation or formation
●	Changes in capitalization
●	Increase or decrease in number of directors
●	Increase or decrease in preferred stock
●	Increase or decrease in common stock
●	Stock option plans or other compensation plans
●	Social issues
●	Poison pills
●	Golden parachutes
●	Greenmail
●	Supermajority voting
●	Board classification without cumulative voting
●	Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III.           Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Direxion Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV.           Recordkeeping and Reporting

       RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder.  RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records.  In addition, RAM will maintain appropriate proxy voting records for a Fund in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

       Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via a Fund’s website, www.direxionfunds.com, or requested in written form.  If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request.  To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to a Fund at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of a Fund will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

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